UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07447

        Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                       Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                         Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

EQUITY FUNDS

Virtus Balanced Allocation Fund*

Virtus Core Equity Fund*

Virtus Emerging Markets Opportunities Fund

Virtus Value Equity Fund*

FIXED INCOME FUNDS

Virtus High Yield Income Fund*

Virtus Low Duration Income Fund*
    (f/k/a Short/Intermediate Bond Fund)

Virtus Tax-Exempt Bond Fund*

MONEY MARKET FUNDS

Virtus Insight Government Money Market Fund*

Virtus Insight Money Market Fund*

Virtus Insight Tax-Exempt Money Market Fund*

*Prospectus Supplements applicable to these Funds appear at the back of this semiannual report.

June 30, 2012 TRUST NAME: VIRTUS INSIGHT TRUST

Not FDIC Insured No Bank Guarantee May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the funds under the Virtus Insight Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Investors were subject to the vagaries of the financial markets during the first half of 2012. The first quarter was the best first quarter for equities since 1998, while most of the second quarter was extremely volatile, taking back much of the previous quarter’s gains.

A June market rally helped the equity and fixed income markets produce generally positive returns for the six months ended June 30, 2012. U.S. equities, as measured by the S&P 500® Index, gained 9.49 percent, surpassing international equities, which rose 3.38 percent, as represented by the MSCE EAFE® Index. In fixed income markets, a “flight to quality” among global investors caused U.S. government securities to outperform all other U.S. fixed income sectors for the first time in three quarters. In fact, the 10-year Treasury dipped to a new low of 1.45 percent in June.

As we enter the second half of the year, the economic strength of the United States, Europe, and China remains tenuous. The onus is on U.S. corporations to continue to produce robust earnings, which we believe will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus Mutual Funds and investment strategies that may be used to diversify a core portfolio.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

July 2012

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of non-U.S. companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Non-U.S. companies use ADRs in order to make it easier for Americans to buy their shares.

PIK (Payment-in-Kind)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

VIRTUS INSIGHT TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of January 1, 2012 to June 30, 2012

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund (each a “Fund”) of Virtus Insight Trust (the “Trust”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares and Class A shares of the Money Market Funds are sold without sales charges. These expense examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates a Fund’s costs in two ways.

Actual Expenses

This section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

This section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, this section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Balanced Allocation Fund
Actual
Class I	$1,000.00	$1,063.50	0.86%	$4.41
Class A	1,000.00	1,061.70	1.10	5.64
Class C	1,000.00	1,057.60	1.86	9.52
Hypothetical (5% return before expenses)
Class I	1,000.00	1,020.53	0.86	4.33
Class A	1,000.00	1,019.32	1.10	5.54
Class C	1,000.00	1,015.50	1.86	9.36
Core Equity Fund
Actual
Class I	$1,000.00	$1,076.60	1.00%	$5.16
Class A	1,000.00	1,075.90	1.25	6.45
Class C	1,000.00	1,072.00	2.00	10.30
Hypothetical (5% return before expenses)
Class I	1,000.00	1,019.83	1.00	5.03
Class A	1,000.00	1,018.57	1.25	6.29
Class C	1,000.00	1,014.79	2.00	10.07
Emerging Markets Opportunities Fund
Actual
Class I	$1,000.00	$1,087.00	1.37%	$7.11
Class A	1,000.00	1,086.00	1.62	8.40
Class C	1,000.00	1,081.80	2.37	12.27
Hypothetical (5% return before expenses)
Class I	1,000.00	1,017.96	1.37	6.90
Class A	1,000.00	1,016.70	1.62	8.16
Class C	1,000.00	1,012.93	2.37	11.93
Value Equity Fund
Actual
Class I	$1,000.00	$1,060.30	0.96%	$4.92
Class A	1,000.00	1,059.40	1.21	6.20
Class C	1,000.00	1,055.80	1.96	10.02
Hypothetical (5% return before expenses)
Class I	1,000.00	1,020.03	0.96	4.83
Class A	1,000.00	1,018.77	1.21	6.09
Class C	1,000.00	1,014.99	1.96	9.87
High Yield Income Fund
Actual
Class I	$1,000.00	$1,056.60	0.79%	$4.04
Class A	1,000.00	1,054.20	1.04	5.31
Class C	1,000.00	1,051.40	1.79	9.13
Hypothetical (5% return before expenses)
Class I	1,000.00	1,020.88	0.79	3.98
Class A	1,000.00	1,019.62	1.04	5.24
Class C	1,000.00	1,015.85	1.79	9.01
Low Duration Income Fund**
Actual
Class I	$1,000.00	$1,026.10	0.76%	$3.83
Class A	1,000.00	1,025.80	1.02	5.14
Class C	1,000.00	1,022.00	1.77	8.90
Hypothetical (5% return before expenses)
Class I	1,000.00	1,021.03	0.76	3.83
Class A	1,000.00	1,019.72	1.02	5.14
Class C	1,000.00	1,015.95	1.77	8.91

VIRTUS INSIGHT TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of January 1, 2012 to June 30, 2012

Expense Table
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Tax-Exempt Bond Fund***
Actual
Class I	$1,000.00	$1,043.40	0.63%	$3.20
Class A	1,000.00	1,042.10	0.88	4.47
Class C	1,000.00	1,039.20	1.63	8.26
Hypothetical (5% return before expenses)
Class I	1,000.00	1,021.69	0.63	3.17
Class A	1,000.00	1,020.43	0.88	4.43
Class C	1,000.00	1,016.65	1.63	8.21
Insight Government Money Market Fund
Actual
Class I	$1,000.00	$1,000.05	0.13%	$0.65
Class A	1,000.00	1,000.14	0.14	0.70
Hypothetical (5% return before expenses)
Class I	1,000.00	1,024.21	0.13	0.65
Class A	1,000.00	1,024.16	0.14	0.70
Insight Money Market Fund
Actual
Class I	$1,000.00	$1,000.05	0.20%	$0.99
Class A	1,000.00	1,000.14	0.22	1.09
Hypothetical (5% return before expenses)
Class I	1,000.00	1,023.85	0.20	1.01
Class A	1,000.00	1,023.75	0.22	1.11

Expense Table
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Insight Tax-Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,000.05	0.12%	$0.60
Class A	1,000.00	1,000.14	0.13	0.65
Hypothetical (5% return before expenses)
Class I	1,000.00	1,024.26	0.12	0.60
Class A	1,000.00	1,024.21	0.13	0.65

*	Expenses are equal to the Funds’ annualized expense ratio which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 days to reflect the one-half year period.

The Funds may invest in other funds. The annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

**	If extraordinary expenses were excluded for the Low Duration Income Fund, actual expenses paid and the hypothetical expenses would be as follows:

	Actual Expenses Paid	Hypothetical Expenses
Class I	$3.53	$3.52
Class A	4.78	4.78
Class C	8.56	8.56

The Hypothetical ending account values would be $1,021.34 for Class I, $1,020.08 for Class A, and $1,016.30 for Class C. There is no impact on the ending account value for actual expenses.

***	If extraordinary expenses were excluded for the Tax-Exempt Bond Fund, actual expenses paid and the hypothetical expenses would be as follows:

	Actual Expenses Paid	Hypothetical Expenses
Class I	$3.05	$3.02
Class A	4.06	4.03
Class C	7.86	7.80

The Hypothetical ending account values would be $1,021.84 for Class I, $1,020.84 for Class A, and $1,017.06 for Class C. There is no impact on the ending account value for actual expenses.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the current prospectus for your Fund(s).

VIRTUS INSIGHT FUNDS

Portfolio Holdings Summary Weightings

June 30, 2012 (Unaudited)

For each Fund, the following tables present asset allocations within certain sectors and as a percentage of total investments.

Balanced Allocation Fund

Common Stocks		61%
Information Technology	14%
Health Care	8
Consumer Discretionary	8
All Other Sectors	31
Mortgage-Backed Securities		14
Corporate Bonds and Notes		13
U.S. Government Securities		6
Asset-Backed Securities		3
U.S. Government Agency Obligations		1
Other (includes short-term investments)		2

Total		100%

Core Equity Fund

Information Technology	22%
Consumer Discretionary	15
Health Care	14
Energy	12
Consumer Staples	10
Financials	10
Materials	5
Other (includes short-term investments)	12

Total	100%

Emerging Markets Opportunities Fund

Consumer Staples	42%
Financials	20
Information Technology	8
Utilities	7
Consumer Discretionary	6
Materials	5
Telecommunication Services	3
Other (includes short-term investments)	9

Total	100%

Value Equity Fund

Financials	22%
Health Care	17
Energy	13
Information Technology	12
Consumer Discretionary	11
Consumer Staples	7
Industrials	6
Other (includes short-term investments)	12

Total	100%

High Yield Income Fund

Consumer Discretionary	25%
Energy	17
Industrials	12
Health Care	10
Consumer Staples	8
Materials	7
Telecommunication Services	6
Other (includes short-term investments)	15

Total	100%

Low Duration Income Fund

Corporate Bonds and Notes		40%
Financials	25%
Industrials	5
All Other Sectors	10
Mortgage-Backed Securities		32
Asset-Backed Securities		16
U.S. Government Securities		8
Other (includes short-term investments)		4

Total		100%

Tax-Exempt Bond Fund

Texas	11%
New York	10
Illinois	9
California	6
Colorado	5
Georgia	5
Puerto Rico	5
Other (includes short-term investments)	49

Total	100%

VIRTUS INSIGHT FUNDS

Portfolio Holdings Summary Weightings

June 30, 2012 (Unaudited) (Continued)

Insight Government Money Market Fund

Federal Agency Securities	61%
Repurchase Agreements	32
U.S. Government Securities	7

Total	100%

Insight Money Market Fund

Repurchase Agreements	37%
Commercial Paper	25
Certificates of Deposit	9
Variable Rate Demand Obligations	9
Money Market Mutual Funds	7
Federal Agency Securities	5
Time Deposits	3
Other	5

Total	100%

Insight Tax-Exempt Money Market Fund

Variable Rate Demand Obligations	74%
Commercial Paper	17
Money Market Mutual Funds	9

Total	100%

VIRTUS BALANCED ALLOCATION FUND (LIQUIDATION BASIS)

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—5.9%
U.S. Treasury Bond
3.500%, 2/15/39	$200		$232
4.250%, 5/15/39	115		150
4.250%, 11/15/40	45		59
U.S. Treasury Note
1.375%, 10/15/12	100		100
1.750%, 1/31/14	955		977
1.875%, 4/30/14	830		853
2.250%, 3/31/16	500		532
2.375%, 7/31/17	1,200		1,297
3.750%, 11/15/18	393		461
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $4,564)			4,661

U.S. GOVERNMENT AGENCY OBLIGATIONS—0.7%
Israel Government AID Bond Series 7-Z 0.000%, 8/15/22	690		545
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Identified Cost $440)			545

MORTGAGE-BACKED SECURITIES—13.9%

Agency—9.1%
FHLMC
5.500%, 7/1/35	199		218
6.000%, 12/1/36	145		159
FHLMC REMIC
2513, JE 5.000%, 10/15/17	200		214
2886, BE 4.500%, 11/15/19	260		290
2886, CK 5.000%, 11/15/19	280		318
2835, HB 5.500%, 8/15/24	205		227
3814, B 3.000%, 2/15/26	255		268
FNMA
4.500%, 1/1/20	94		101
7.500%, 11/1/26	—	(4)	—	(4)
7.500%, 3/1/27	1		1
7.500%, 3/1/27	3		3
4.000%, 11/1/31	463		499
5.500%, 12/1/33	65		72
5.500%, 1/1/34	57		62
5.000%, 7/1/34	170		185
5.000%, 11/1/34	25		27
2.080%, 1/1/35(3)	104		110
6.000%, 3/1/35	35		39
5.500%, 6/1/35	83		91
5.500%, 7/1/35	79		87
5.000%, 9/1/35	152		165
6.500%, 5/1/36	188		214
5.000%, 6/1/40	268		293
4.000%, 1/1/41	281		299
4.000%, 2/1/41	436		470
4.500%, 2/1/41	446		480
3.500%, 7/1/42	860		904
GNMA
8.000%, 11/15/26	12		14
7.000%, 9/15/31	2		3
5.500%, 7/15/33	73		81
5.000%, 9/15/39	330		366
4.500%, 3/20/41	368		406

	PAR VALUE	VALUE
Agency—continued
GNMA Structured Securities
03-17, AB 4.650%, 7/16/31	$101	$105
04-108, C 5.039%, 12/16/32(3)	195	209
11-38, AB 2.528%, 6/16/34	221	227

		7,207

Non-Agency—4.8%
Adjustable Rate Mortgage Trust 05-11, 2A42 2.907%, 2/25/36(3)	515	215
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, A4 5.713%, 4/12/38(3)	195	221
06-PW14, A4 5.201%, 12/11/38	165	186
Countrywide Home Loan Mortgage Pass-Through-Trust 03-J6, 1A1 5.500%, 8/25/33	75	78
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	300	333
GS Mortgage Securities Corp. II 11-GC5, A4 3.707%, 8/10/44	265	278
GSR Mortgage Loan Trust 05-4F, 3A1 6.500%, 4/25/20	127	131
Lehman Brothers-UBS Commercial Mortgage Trust 06-C3, A4 5.661%, 3/15/39(3)	330	371
MASTR Adjustable Rate Mortgages Trust 05-8, 3A1 6.000%, 12/25/35(3)	344	226
MASTR Alternative Loans Trust 04-10, 3A1 5.000%, 9/25/19	151	154
04-13, 12A1 5.500%, 12/25/19	82	83
MASTR Asset Securitization Trust
03-7, 4A33 5.250%, 9/25/33	95	100
03-10, 3A1 5.500%, 11/25/33	95	100
Morgan Stanley Capital I 11-C3, A2 3.224%, 7/15/49	275	293
Morgan Stanley Mortgage Loan Trust 06-7, 5A2 5.962%, 6/25/36(3)	272	124
Residential Funding Mortgage Securities II Home Loan Trust, 01-HS2, A5 6.920%, 4/25/31(3)	7	7
Residential Funding Securities Corp. Trust 03-RM2, AII 5.000%, 5/25/18	91	94
Structured Asset Securities Corp.
03-34A, 6A 2.796%, 11/25/33(3)	79	74
05-2XS, 2A2 1.745%, 2/25/35(3)	58	43
05-15, 4A1 6.000%, 8/25/35	128	109
Washington Mutual Alternative Mortgage Pass-Through Certificates
05-4, CB7 5.500%, 6/25/35	277	241
05-6, 2A7 5.500%, 8/25/35	84	74

	PAR VALUE	VALUE
Non-Agency—continued
Washington Mutual Mortgage Pass-Through Certificates
02-S8, 2A7 5.250%, 1/25/18	$50	$51
03-S11, A1 5.000%, 11/25/33	149	157

		3,743
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $10,971)		10,950

ASSET-BACKED SECURITIES—2.7%
Ally Auto Receivables Trust 11-1, A4 2.230%, 3/15/16	225	232
AmeriCredit Automobile Receivables Trust 11-5, A3 1.550%, 7/8/16	215	218
Bank of America Auto Trust,
10-2, A3 1.310%, 7/15/14	121	121
12-1, A4 1.030%, 12/15/16	250	251
CarMax Auto Owner Trust 12-1, A3 0.890%, 9/15/16	290	291
Centerpoint Energy Transition Bond Co. LLC 12-1, A1 0.901%, 4/15/18	250	251
Chase Issuance Trust 12-A3 0.790%, 6/15/17	295	295
John Deere Owner Trust 12-A, A3 0.750%, 3/15/16	315	315
Mercedes-Benz Auto Receivables Trust 10-1, A3 1.420%, 8/15/14	103	104
Triad Auto Receivables Owner Trust 07-B, A4A 5.430%, 7/14/14	87	88
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,151)		2,166

CORPORATE BONDS AND NOTES—13.0%

Consumer Discretionary—0.8%
Comcast Corp. 5.150%, 3/1/20	130	151
Darden Restaurants, Inc. 4.500%, 10/15/21	100	105
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.000%, 3/1/21	150	165
Time Warner Cable, Inc. 5.000%, 2/1/20	225	253

		674

Consumer Staples—1.1%
Anheuser-Busch InBev Worldwide, Inc. 1.500%, 7/14/14	225	228
Diageo Capital plc 5.200%, 1/30/13	200	206

See Notes to Financial Statements

VIRTUS BALANCED ALLOCATION FUND (LIQUIDATION BASIS)

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—continued
Kroger Co. (The) 2.200%, 1/15/17	$285	$288
Proctor & Gamble Co. Esop Series A 9.360%, 1/1/21	114	151

		873

Energy—0.9%
ConocoPhillips Holding Co. 6.950%, 4/15/29	165	227
Devon Energy Corp. 7.950%, 4/15/32	125	180
Kinder Morgan Energy Partners LP 5.625%, 9/1/41	265	275

		682

Financials—4.2%
AEP Texas Central Transition Funding LLC 06-A, A5 5.306%, 7/1/20	150	185
American Express Credit Corp. 5.125%, 8/25/14	215	232
Associates Corp. North America 6.950%, 11/1/18	60	68
AvalonBay Communities, Inc. 6.100%, 3/15/20	220	263
Bank of America Corp. 5.000%, 5/13/21	220	227
Boston Properties LP 4.125%, 5/15/21	175	184
Citigroup, Inc. 5.850%, 7/2/13	125	131
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 3.875%, 2/8/22	300	305
General Electric Capital Corp. 4.875%, 3/4/15	75	81
JPMorgan Chase & Co. 4.500%, 1/24/22	215	232
National Rural Utilities Cooperative Finance Corp. 3.050%, 3/1/16	225	240
PNC Funding Corp. 3.625%, 2/8/15	230	244
Prudential Financial, Inc.
3.000%, 5/12/16	250	257
5.375%, 6/21/20	120	133
Royal Bank of Scotland Group plc (The) 5.000%, 10/1/14	200	201
Travelers Cos., Inc. (The) 5.500%, 12/1/15	325	367

		3,350

Health Care—1.3%
Medco Health Solutions, Inc. 2.750%, 9/15/15	325	334
Merck & Co., Inc. 6.500%, 12/1/33	150	213

	PAR VALUE	VALUE
Health Care—continued
UnitedHealth Group, Inc. 5.950%, 2/15/41	$125	$160
WellPoint, Inc. 4.625%, 5/15/42	325	336

		1,043

Industrials—1.2%
Boeing Co. (The)
3.500%, 2/15/15	175	187
8.750%, 9/15/31	100	154
Caterpillar, Inc. 5.200%, 5/27/41	200	243
CSX Corp. 5.500%, 4/15/41	100	113
Republic Services, Inc. 5.500%, 9/15/19	200	232

		929

Information Technology—0.6%
Hewlett-Packard Co. 2.125%, 9/13/15	240	242
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	200	201

		443

Materials—0.3%
Airgas, Inc. 2.850%, 10/1/13	230	235

Telecommunication Services—1.3%
BellSouth Corp. 6.000%, 11/15/34	235	261
France Telecom S.A. 5.375%, 1/13/42	285	302
Verizon Global Funding Corp. 7.750%, 12/1/30	30	42
Vodafone Group plc 3.375%, 11/24/15	400	428

		1,033

Utilities—1.3%
America Water Capital Corp. 6.593%, 10/15/37	130	162
Consolidated Edison Co. of New York 5.700%, 2/1/34	50	60
Dominion Resources, Inc. 5.200%, 8/15/19	200	235
PSEG Power LLC 4.150%, 9/15/21	200	208
Southern Co. (The) 2.375%, 9/15/15	240	247
Virginia Electric & Power Co. Series A 4.750%, 3/1/13	100	103

		1,015
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $9,486)		10,277

	SHARES	VALUE
PREFERRED STOCK—0.2%

Financials—0.2%
Glacier Bancorp, Inc. 3.97%	8,075	$125
TOTAL PREFERRED STOCK (Identified Cost $106)		125

COMMON STOCKS—61.5%

Consumer Discretionary—8.3%
Advance Auto Parts, Inc.	5,600	382
Amerigon, Inc.(2)	3,895	45
Ann, Inc.(2)	1,468	37
Ascena Retail Group, Inc.(2)	12,800	238
Bed Bath & Beyond, Inc.(2)	3,010	186
Bravo Brio Restaurant Group, Inc.(2)	2,390	43
Brunswick Corp.	2,260	50
CBS Corp. Class B	15,317	502
Children’s Place Retail Stores, Inc. (The)(2)	1,750	87
Chipotle Mexican Grill, Inc.(2)	190	72
Citi Trends, Inc.(2)	3,042	47
Comcast Corp. Class A	6,750	216
Crocs, Inc.(2)	3,295	53
Dillard’s, Inc. Class A	4,364	278
DIRECTV Class A(2)	10,108	494
DSW, Inc. Class A	934	51
Garmin Ltd.	4,440	170
Helen of Troy Ltd.(2)	2,895	98
Homeaway, Inc.(2)	1,875	41
Honda Motor Co., Ltd. Sponsored ADR	1,705	59
Jarden Corp.(2)	4,400	185
Kirkland’s, Inc.(2)	8,340	94
Macy’s, Inc.	13,595	467
Magna International, Inc. Class A	2,182	86
O’Reilly Automotive, Inc.(2)	1,609	135
Pearson plc Sponsored ADR	3,088	61
PetSmart, Inc.	4,304	293
Pier 1 Imports, Inc.	6,500	107
Pinnacle Entertainment, Inc.(2)	11,654	112
priceline.com, Inc.(2)	180	120
Red Robin Gourmet Burgers, Inc.(2)	3,475	106
Sally Beauty Holdings, Inc.(2)	4,453	115
Shuffle Master, Inc.(2)	3,630	50
Sinclair Broadcast Group, Inc. Class A	10,300	93
Time Warner Cable, Inc.	9,113	748
TJX Cos., Inc.	6,300	271
Vitamin Shoppe, Inc.(2)	1,175	65
Voxx International Corp.(2)	8,188	76
WABCO Holdings, Inc.(2)	2,200	116
WPP plc Sponsored ADR	1,021	62

		6,511

Consumer Staples—5.4%
Anheuser-Busch Inbev N.V.	600	48
Church & Dwight Co., Inc.	2,990	166
Coca-Cola Co. (The)	3,010	235
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	525	21

See Notes to Financial Statements

VIRTUS BALANCED ALLOCATION FUND (LIQUIDATION BASIS)

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Staples—continued
Cresud S.A.C.I.F. y A Sponsored ADR	2,415	$17
Delhaize Group SA Sponsored ADR	265	10
Diageo plc Sponsored ADR	1,755	181
Kroger Co. (The)	19,107	443
Luxottica Group SpA. Sponsored ADR	1,150	40
Monster Beverage Corp.(2)	1,870	133
Nash-Finch Co.	4,000	86
Pantry, Inc. (The)(2)	7,300	107
Philip Morris International, Inc.	13,975	1,220
Smart Balance, Inc.(2)	6,113	57
Susser Holdings Corp.(2)	3,197	119
Tyson Foods, Inc. Class A	21,952	413
Unilever N.V.	2,710	90
Wal-Mart Stores, Inc.	7,619	531
Walgreen Co.	10,776	319
Whole Foods Market, Inc.	550	53

		4,289

Energy—5.9%
Barrett (Bill) Corp.(2)	2,540	54
Chevron Corp.	7,741	817
ConocoPhillips	8,466	473
Core Laboratories N.V.	579	67
CVR Energy Escrow(5)(6)	4,286	0
Energy Partners Ltd.(2)	2,485	42
ENI SpA Sponsored ADR	770	33
Exxon Mobil Corp.	18,496	1,583
Gran Tierra Energy, Inc.(2)	9,295	45
Helix Energy Solutions Group, Inc.(2)	9,145	150
Marathon Petroleum Corp.	4,300	193
National Oilwell Varco, Inc.	2,500	161
Oasis Petroleum, Inc.(2)	1,725	42
Parker Drilling Co.(2)	16,700	75
Precision Drilling Corp.(2)	2,360	16
Repsol YPF SA Sponsored ADR	2,055	33
Royal Dutch Shell plc ADR	1,065	72
Statoil ASA Sponsored ADR	5,236	125
Tesco Corp.(2)	4,315	52
Tesoro Corp.(2)	11,567	289
Total SA Sponsored ADR	1,455	65
Vaalco Energy, Inc.	19,079	165
Valero Energy Corp.	3,425	83

		4,635

Financials—7.8%
ACE Ltd.	565	42
Affiliated Managers Group, Inc.(2)	1,450	159
Aflac, Inc.	4,175	178
Alleghany Corp.(2)	350	119
Allianz SE ADR	6,680	67
American Tower Corp.	2,550	178
Ameriprise Financial, Inc.	7,884	412
AMERISAFE, Inc.(2)	4,900	127
Assurant, Inc.	5,533	193
Aviva plc	2,650	23
BanColombia SA Sponsored ADR	320	20
Barclays plc Sponsored ADR	1,250	13
Brookfield Asset Management, Inc. Class A	775	26
Brookfield Office Properties, Inc.	1,423	25

	SHARES	VALUE
Financials—continued
Cardinal Financial Corp.	7,987	$98
CBL & Associates Properties, Inc.	7,350	144
City Holding Co.	2,650	89
Columbia Banking System, Inc.	2,506	47
Credicorp Ltd. ADR	154	19
Digital Realty Trust, Inc.	1,205	90
Discover Financial Services	19,535	676
DuPont Fabros Technology, Inc.	1,845	53
Encore Capital Group, Inc.(2)	3,285	97
EZCorp, Inc. Class A(2)	2,900	68
Hanover Insurance Group, Inc. (The)	1,050	41
Highwoods Properties, Inc.	4,035	136
ING Groep N.V. ADR(2)	4,860	32
JPMorgan Chase & Co.	6,293	225
Maiden Holdings Ltd.	11,335	98
Meadowbrook Insurance Group, Inc.	12,635	111
Mitsubishi UFJ Financial Group, Inc. ADR	11,890	56
Mizuho Financial Group, Inc.	7,810	26
ORIX Corp. Sponsored ADR	1,070	50
PacWest Bancorp	3,174	75
PartnerRe Ltd.	1,268	96
Post Properties, Inc.	3,050	149
PrivateBancorp, Inc.	2,907	43
PS Business Parks, Inc.	2,260	153
Reinsurance Group of America, Inc.	5,926	315
Shinhan Financial Group Co., Ltd.	531	38
State Bank Financial Corp.(2)	7,435	113
Summit Hotel Properties, Inc.	4,475	37
SVB Financial Group(2)	3,799	223
Symetra Financial Corp.	8,510	107
Travelers Cos., Inc. (The)	6,955	444
Washington Banking Co.	7,879	110
Wells Fargo & Co.	11,148	373
Westpac Banking Corp. Sponsored ADR	655	71
Xinyuan Real Estate Co., Ltd. ADR	18,836	57

		6,142

Health Care—8.4%
Abbott Laboratories	2,830	182
Acadia Healthcare Co., Inc.(2)	2,280	40
Acorda Therapeutics, Inc.(2)	1,302	31
Aetna, Inc.	1,448	56
Alexion Pharmaceuticals, Inc.(2)	418	42
Align Technology, Inc.(2)	1,700	57
AMAG Pharmaceuticals, Inc.(2)	1,450	22
Amgen, Inc.	9,880	722
Amsurg Corp.(2)	5,520	165
AstraZeneca plc Sponsored ADR	1,758	79
Auxilium Pharmaceuticals, Inc.(2)	1,760	47
Biogen Idec, Inc.(2)	1,375	199
Celgene Corp.(2)	1,515	97
Cepheid, Inc.(2)	915	41
Conceptus, Inc.(2)	2,750	54
CONMED Corp.	1,478	41
Cubist Pharmaceuticals, Inc.(2)	705	27
Dusa Pharmaceuticals, Inc.(2)	5,615	29
Eli Lilly & Co.	12,566	539
Forest Laboratories, Inc.(2)	14,023	491
Gilead Sciences, Inc.(2)	7,738	397

	SHARES	VALUE
Health Care—continued
GlaxoSmithKline plc Sponsored ADR	2,203	$100
Greatbatch, Inc.(2)	3,905	89
Humana, Inc.	8,373	648
Intuitive Surgical, Inc.(2)	435	241
Luminex Corp.(2)	1,305	32
Magellan Health Services, Inc.	2,045	93
Medicines Co. (The)(2)	1,880	43
Merck & Co., Inc.	2,645	110
Novartis AG ADR	1,358	76
Novo Nordisk A/S Sponsored ADR	459	67
Obagi Medical Products, Inc.(2)	3,095	47
Omnicell, Inc.(2)	3,130	46
Onyx Pharmaceuticals, Inc.(2)	430	29
Palomar Medical Technologies, Inc.(2)	3,892	33
Pfizer, Inc.	32,498	747
PharMerica Corp.(2)	7,801	85
Repligen Corp(2)	7,100	31
RTI Biologics, Inc.(2)	8,234	31
Sanofi ADR	1,070	40
Spectranetics Corp.(2)	4,091	47
UnitedHealth Group, Inc.	9,088	532
Vanda Pharmaceuticals, Inc.(2)	5,339	23
Volcano Corp.(2)	1,675	48
WellCare Health Plans, Inc.(2)	1,025	54

		6,650

Industrials—5.5%
AAR Corp.	7,976	108
AerCap Holdings N.V.(2)	3,105	35
AGCO Corp.(2)	5,633	258
Ametek, Inc.	2,550	127
Barrett Business Services, Inc.	5,395	114
Brink’s Co. (The)	4,070	94
Copa Holdings S.A.	738	61
Cummins, Inc.	3,600	349
Equifax, Inc.	3,730	174
Fly Leasing Ltd. ADR	3,425	42
Generac Holdings, Inc.	1,455	35
General Electric Co.	10,795	225
GeoEye, Inc.(2)	4,625	72
Insperity, Inc.	2,200	60
Kadant, Inc.(2)	7,070	166
Latam Airlines Group SP ADR	457	12
Lindsay Corp.	700	45
Lockheed Martin Corp.	5,000	435
Lydall, Inc.(2)	4,300	58
Miller Industries, Inc.	4,920	78
Mitsui & Co., Ltd. Sponsored ADR	145	43
NACCO Industries, Inc. Class A	995	116
RailAmerica, Inc.(2)	2,306	56
Raytheon Co.	3,586	203
Resources Connection, Inc.	4,650	57
Roper Industries, Inc.	2,230	220
Siemens AG Sponsored ADR	882	74
Swift Transportation Co.(2)	4,872	46
Sykes Enterprises, Inc.(2)	10,114	161
Tennant Co.	1,060	42
TransDigm Group, Inc.	1,255	169
TrueBlue, Inc.(2)	3,673	57
United Parcel Service, Inc. Class B	2,760	217

See Notes to Financial Statements

VIRTUS BALANCED ALLOCATION FUND (LIQUIDATION BASIS)

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—continued
Verisk Analytics, Inc. Class A(2)	2,560	$126
Wabtec Corp.	2,520	197

		4,332

Information Technology—14.0%
Active Network, Inc. (The)(2)	3,595	55
Alliance Data Systems Corp.(2)	4,981	672
Apple, Inc.(2)	3,187	1,861
ARM Holdings plc Sponsored ADR	77	2
ASM International N.V.	1,175	45
ASML Holding N.V.	1,920	99
Canon, Inc. Sponsored ADR	460	18
Check Point Software Technologies Ltd.(2)	2,175	108
Cisco Systems, Inc.	40,690	699
Coherent, Inc.(2)	1,100	48
CommVault Systems, Inc.(2)	1,280	63
Constant Contact, Inc.(2)	2,250	40
Datalink Corp.(2)	4,510	43
Dell, Inc.(2)	29,069	364
Electro Scientific Industries, Inc.	9,524	113
Electronics for Imaging, Inc.(2)	2,280	37
EMC Corp.(2)	4,725	121
Euronet Worldwide, Inc.(2)	5,720	98
F5 Networks, Inc.(2)	1,660	165
Forrester Research, Inc.	1,260	43
Google, Inc. Class A(2)	750	435
Hitachi Ltd. ADR	995	61
IAC/InterActiveCorp.	4,431	202
Integrated Silicon Solution, Inc.(2)	8,243	83
Intel Corp.	31,304	834
International Business Machines Corp.	3,621	708
Intersil Corp. Class A	3,750	40
KLA-Tencor Corp.	4,190	206
Microsoft Corp.	36,699	1,123
Mindspeed Technologies, Inc.(2)	7,944	20
MKS Instruments, Inc.	5,000	145
NETGEAR, Inc.(2)	1,110	38
NetScout Systems, Inc.(2)	2,605	56
Newport Corp.(2)	6,800	82
Oracle Corp.	13,997	416
PC-Tel, Inc.	7,253	47
Pericom Semiconductor Corp.(2)	15,140	136
Plexus Corp.(2)	3,300	93
Qlik Technologies, Inc.(2)	2,065	46
QUALCOMM, Inc.	3,190	178
Red Hat, Inc.(2)	2,530	143
SAP AG Sponsored ADR	425	25
Silicon Image, Inc.(2)	9,690	40
SPS Commerce, Inc.(2)	1,848	56
SS&C Technologies Holdings, Inc.(2)	1,920	48
Symantec Corp.(2)	3,783	55
Synopsys, Inc.(2)	1,985	58
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,385	19
TE Connectivity Ltd.	2,740	87
TeleCommunication Systems, Inc.(2)	45,895	57
Teradata Corp.(2)	1,240	89
Veeco Instruments, Inc.(2)	1,538	53
Visa, Inc. Class A	2,042	253

	SHARES	VALUE
Information Technology—continued
Western Digital Corp.(2)	11,700	$357
XO Group, Inc.(2)	5,175	46

		11,029

Materials—3.0%
Agrium, Inc.	272	24
BHP Billiton Ltd. Sponsored ADR	525	34
Boise, Inc.(2)	14,650	96
Braskem SA Sponsored ADR	2,768	37
Buckeye Technologies, Inc.	3,729	106
CF Industries Holdings, Inc.	4,083	791
Domtar Corp.	4,406	338
LyondellBasell Industries N.V.	1,490	60
Metals U.S.A. Holdings Corp.(2)	3,680	59
Minerals Technologies, Inc.	2,145	137
PPG Industries, Inc.	4,000	425
Rio Tinto plc Sponsored ADR	1,250	60
TPC Group, Inc.(2)	3,935	145
Vale SA	820	16
Valspar Corp. (The)	1,080	57

		2,385

Telecommunication Services—1.2%
BCE, Inc.	465	19
BT Group plc Sponsored ADR	2,000	66
Cbeyond, Inc.(2)	4,600	31
Chorus Ltd.(2)	1,187	15
Iridium Communications, Inc.(2)	4,695	42
Neutral Tandem, Inc.(2)	8,990	118
Nippon Telegraph & Telephone Corp. ADR	2,495	58
NTT DoCoMo, Inc.	1,015	17
Rogers Communications, Inc. Class B	595	22
SBA Communications Corp. Class A(2)	2,910	166
Telecom Corporation of New Zealand Ltd. Sponsored ADR	5,935	56
tw telecom, inc.(2)	2,570	66
Verizon Communications, Inc.	5,405	240

		916

Utilities—2.0%
AES Corp. (The)(2)	37,505	481
American Electric Power Co., Inc.	7,782	311
Companhia de Saneamento Basico do Estado de Sao Paulo(2)	790	60
El Paso Electric Co.	3,900	129
Enersis SA Sponsored ADR	2,042	38
National Grid plc Sponsored ADR	1,309	70
Northwestern Corp.	3,645	134
PNM Resources, Inc.	6,765	132
Portland General Electric Co.	8,976	239

		1,594
TOTAL COMMON STOCKS (Identified Cost $43,238)		48,483
TOTAL LONG TERM INVESTMENTS—97.9%
(Identified Cost $70,956)		77,207

	SHARES	VALUE
SHORT-TERM INVESTMENTS—3.1%

Money Market Mutual Funds—3.1%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.150%)	2,434,100	$2,434
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,434)		2,434
TOTAL INVESTMENTS—101.0% (Identified Cost $73,390)		79,641	(1)
Other assets and liabilities, net—(1.0)%		(841)

NET ASSETS—100.0%		$78,800

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders.
ASA	Allmennaksjeselskap a public limited company.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
plc	Public Limited Co.
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.
(4)	Amount less than $500.
(5)

Security fair valued as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Illiquid security.

Country Weightings†
United States	92%
United Kingdom	2
Canada	1
France	1
Israel	1
Netherlands	1
Other	2
Total	100%
† % of total investments as of June 30, 2012

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS BALANCED ALLOCATION FUND (LIQUIDATION BASIS)

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,166	$—	$2,166	$—
Corporate Bonds and Notes	10,277	—	10,277	—
Mortgage-Backed Securities	10,950	—	10,950	—
U.S. Government Agency Obligations	545	—	545	—
U.S. Government Securities	4,661	—	4,661	—
Equity Securities:
Preferred Stock	125	125	—	—
Common Stocks	48,483	48,483	—	0	(1)
Short-Term Investments	2,434	2,434	—	—

Total Investments	$79,641	$51,042	$28,599	$0	(1)

(1)	Level 3 Common Stock internally fair valued at zero at the end of the period.

See Notes to Financial Statements

VIRTUS CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.9%

Consumer Discretionary—14.6%
Advance Auto Parts, Inc.	19,800	$1,351
Ascena Retail Group, Inc.(2)	11,000	205
Bed Bath & Beyond, Inc.(2)	10,000	618
CBS Corp. Class B	54,050	1,772
Dillard’s, Inc. Class A	15,500	987
DIRECTV Class A(2)	37,250	1,818
Jarden Corp.(2)	15,400	647
Macy’s, Inc.	40,300	1,384
PetSmart, Inc.	13,500	920
Pier 1 Imports, Inc.	22,900	376
Time Warner Cable, Inc.	22,850	1,876
TJX Cos., Inc.	8,100	348
WABCO Holdings, Inc.(2)	7,800	413

		12,715

Consumer Staples—10.1%
Kroger Co. (The)	66,000	1,531
Philip Morris International, Inc.	32,400	2,827
Tyson Foods, Inc. Class A	77,150	1,453
Wal-Mart Stores, Inc.	26,100	1,820
Walgreen Co.	36,900	1,091

		8,722

Energy—12.2%
Chevron Corp.	28,050	2,959
ConocoPhillips	31,400	1,755
CVR Energy Escrow(3)(4)	14,500	0
Exxon Mobil Corp.	46,250	3,958
Marathon Petroleum Corp.	15,200	683
Tesoro Corp.(2)	39,750	992
Valero Energy Corp.	11,900	287

		10,634

Financials—9.8%
Ameriprise Financial, Inc.	28,750	1,502
Assurant, Inc.	19,150	667
Discover Financial Services	50,800	1,757
JPMorgan Chase & Co.	20,250	724
Reinsurance Group of America, Inc.	19,750	1,051
Travelers Cos., Inc. (The)	24,550	1,567
Wells Fargo & Co.	38,000	1,271

		8,539

	SHARES	VALUE
Health Care—14.4%
Abbott Laboratories	3,400	$219
Aetna, Inc.	5,000	194
Amgen, Inc.	27,050	1,976
Eli Lilly & Co.	42,400	1,819
Forest Laboratories, Inc.(2)	37,150	1,300
Gilead Sciences, Inc.(2)	17,200	882
Humana, Inc.	19,200	1,487
Pfizer, Inc.	117,850	2,711
UnitedHealth Group, Inc.	32,500	1,901

		12,489

Industrials—5.0%
AGCO Corp.(2)	19,600	896
Cummins, Inc.	12,600	1,221
Lockheed Martin Corp.	17,500	1,524
Raytheon Co.	11,850	671

		4,312

Information Technology—21.6%
Alliance Data Systems Corp.(2)	11,400	1,539
Apple, Inc.(2)	7,450	4,351
Cisco Systems, Inc.	116,000	1,992
Computer Sciences Corp.	750	18
Dell, Inc.(2)	100,200	1,254
Intel Corp.	89,300	2,380
International Business Machines Corp.	12,500	2,445
Microsoft Corp.	93,100	2,848
Oracle Corp.	17,350	515
Symantec Corp.(2)	13,400	196
Western Digital Corp.(2)	41,300	1,259

		18,797

Materials—5.1%
CF Industries Holdings, Inc.	9,600	1,860
Domtar Corp.	14,350	1,101
PPG Industries, Inc.	14,000	1,485

		4,446

	SHARES	VALUE
Utilities—4.1%
AES Corp. (The)(2)	134,750	$1,729
American Electric Power Co., Inc.	26,150	1,043
Portland General Electric Co.	30,200	805

		3,577
TOTAL COMMON STOCKS (Identified Cost $74,702)		84,231
TOTAL LONG TERM INVESTMENTS—96.9%
(Identified cost $74,702)		84,231

SHORT-TERM INVESTMENTS—3.4%

Money Market Mutual Funds—3.4%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.150%)	2,973,573	2,974
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,974)		2,974
TOTAL INVESTMENTS—100.3% (Identified Cost $77,676)		87,205	(1)
Other assets and liabilities, net—(0.3)%		(241)

NET ASSETS—100.0%		$86,964

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)

Security fair valued as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(4)	Illiquid security.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices	Level 3 – Significant Unobservable Inputs
Equity Securities:
Common Stocks	$84,231	$84,231	$0	(1)
Short-Term Investments	2,974	2,974	—

Total Investments	$87,205	$87,205	$0	(1)

There are no Level 2 (significant observable inputs) priced securities.

(1)	Level 3 Common Stock internally fair valued at zero at the end of the period.

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCK—4.3%

Consumer Staples—3.4%
Companhia de Bebidas das Americas ADR, 1.14% (Brazil)	3,840,407		$147,203

Utilities—0.9%
AES Tiete S.A., 10.85% (Brazil)	1,536,273		21,875
Companhia Energetica de Minas Gerais 4.03% (Brazil)	1,051,754		19,391

			41,266
TOTAL PREFERRED STOCK (Identified Cost $163,180)			188,469

COMMON STOCKS—90.8%

Consumer Discretionary—6.1%
Genting Bhd (Malaysia)	12,172,900		36,352
Genting Malaysia Bhd (Malaysia)	48,207,400		55,020
Kangwon Land, Inc. (South Korea)	2,029,190		43,346
Peace Mark Holdings Ltd. (Hong Kong)(2)(3)(4)	464,100		0
Sands China Ltd. (Hong Kong)	21,852,139		70,299
Wynn Macau Ltd. (Hong Kong)	26,333,807		62,140

			267,157

Consumer Staples—37.8%
British American Tobacco Bhd (Malaysia)	1,109,700		19,652
British American Tobacco plc (United Kingdom)	4,598,445	(5)	236,539
British American Tobacco plc (United Kingdom)	305,296	(6)	15,499
Coca-Cola Femsa S.A.B. de C.V. Series L (Mexico)	1,279,499		16,757
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR (Mexico)	226,934		29,701
Colgate Palmolive India Ltd. (India)	1,157,299		24,976
Dairy Farm International Holdings Ltd. (Hong Kong)	2,594,261		27,499
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	1,400,120		124,961
Gudang Garam tbk PT (Indonesia)	6,944,330		45,878
Guinness Anchor Bhd (Malaysia)	20,158		85
Hindustan Unilever Ltd. (India)	14,815,980		120,987
ITC Ltd. (India)	45,112,589		210,075
LG Household & Health Care Ltd. (South Korea)	126,183		68,078
Nestle India Ltd. (India)	606,165		49,339

	SHARES	VALUE
Consumer Staples—continued
Orion Corp. (South Korea)	32,236	$26,704
SABMiller plc (South Africa)	5,153,052	207,951
Shoprite Holdings Ltd. (South Africa)	2,778,757	51,214
Souza Cruz S.A. (Brazil)	6,825,377	99,161
Tiger Brands Ltd. (South Africa)	1,049,850	31,462
Tingyi Cayman Islands Holding Corp. (Cayman Islands)	232,000	598
Tsingtao Brewery Co., Ltd. (China)	10,560,773	60,347
Unilever Indonesia tbk PT (Indonesia)	16,260,787	39,880
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	51,747,140	138,448

		1,645,791

Energy—1.8%
Ecopetrol S.A. (Colombia)	28,847,800	80,655

Financials—19.4%
Axis Bank Ltd. (India)	337,084	6,201
Banco Santander Chile ADR (Chile)	499,370	38,696
Bangkok Bank plc (Thailand)	5,991,200	39,398
BM&F Bovespa S.A. (Brazil)	8,759,711	44,180
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	276,433	2,457
Housing Development Finance Corp. (India)	15,312,607	180,568
Housing Development Finance Corp. Bank Ltd. (India)	11,203,385	114,110
Housing Development Finance Corp. Bank Ltd. ADR (India)	2,302,112	75,049
HSBC Holdings plc (United Kingdom)	14,261,784	126,175
Kotak Mahindra Bank Ltd. (India)	4,493,351	48,054
Public Bank Bhd (Malaysia)	14,425,100	62,695
Redecard S.A. (Brazil)	3,110,075	50,867
Remgro Ltd. (South Africa)	3,337,875	53,688

		842,138

Health Care—2.3%
Cipla Ltd. (India)	7,163,012	40,805
OdontoPrev S.A. (Brazil)	264,659	1,335
Sun Pharmaceutical Industries Ltd. (India)	4,963,835	56,905

		99,045

	SHARES	VALUE
Industrials—1.7%
CCR S.A. (Brazil)	5,522,694	$44,792
SM Investments Corp. (Philippines)	1,647,780	28,672

		73,464

Information Technology—7.5%
Baidu, Inc. ADR (China)(2)	1,081,101	124,305
Cielo S.A. (Brazil)	3,265,800	95,527
Tata Consultancy Services Ltd. (India)	3,543,400	81,771
Totvs S.A. Com NPV (Brazil)	1,204,830	23,215

		324,818

Materials—5.1%
Asian Paints Ltd. (India)	815,904	56,956
Compania de Minas Buenaventura S.A. ADR (Peru)	1,398,552	53,117
Industrias Penoles S.A.B de C.V. (Mexico)	1,985,888	85,154
Semen Gresik (Persero) tbk PT (Indonesia)	21,610,757	26,228

		221,455

Telecommunication Services—2.7%
China Mobile Ltd. (China)	7,384,496	81,063
Vodacom Group Ltd. (South Africa)	3,031,882	34,455

		115,518

Utilities—6.4%
Companhia Energetica de Minas Gerais S.A. ADR (Brazil)	7,764,212	143,017
CPFL Energia S.A. (Brazil)	670,655	8,404
CPFL Energia S.A. ADR (Brazil)	574,807	14,364
Power Assets Holdings Ltd. (Hong Kong)	15,199,467	114,060

		279,845
TOTAL COMMON STOCKS (Identified Cost $3,719,636)		3,949,886
TOTAL LONG TERM INVESTMENTS—95.1%
(Identified Cost $3,882,816)		4,138,355

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—3.5%

Money Market Mutual Funds—3.5%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.080%)	150,105,352	$150,105
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $150,105)		150,105
TOTAL INVESTMENTS—98.6% (Identified Cost $4,032,921)		4,288,460	(1)
Other assets and liabilities, net—1.4%		60,842

NET ASSETS—100.0%		$4,349,302

Abbreviations:

ADR	American Depositary Receipt
Bhd	private company
plc	Public Limited Co.
SA	Sociedad Anonima or Sociedade Anonimac
SAB de CV	A variable capital company.
tbk PT	Perseroan Terbuka. Limited liability company

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(5)	Shares traded on Johannesburg Exchange
(6)	Shares traded on London Exchange.

Country Weightings†
India	25%
Brazil	17
Mexico	9
South Africa	9
United Kingdom	9
China	6
Hong Kong	6
Other	19
Total	100%
† % of total investments as of June 30, 2012

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Equity Securities:
Common Stocks	$3,949,886	$1,952,469	$1,997,417	$0	*
Preferred Stock	188,469	188,469	—	—
Short-Term Investments	150,105	150,105	—	—

Total Investments	$4,288,460	$2,291,043	$1,997,417	$0	*

*	Level 3 Common Stock internally fair valued at zero at the beginning and end of period.

Securities held by the Fund with an end of period value of $1,640,262 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.1%

Consumer Discretionary—11.2%
Advance Auto Parts, Inc.	27,638	$1,885
Bed Bath & Beyond, Inc.(2)	12,491	772
CBS Corp. Class B	72,982	2,392
Dillard’s, Inc. Class A	15,837	1,009
DIRECTV Class A(2)	29,700	1,450
DISH Network Corp. Class A	41,165	1,175
Jarden Corp.(2)	14,500	609
Macy’s, Inc.	72,952	2,506
Time Warner Cable, Inc.	33,346	2,738
Viacom, Inc. Class B	10,824	509

		15,045

Consumer Staples—6.8%
CVS Caremark Corp.	37,279	1,742
Kroger Co. (The)	98,557	2,286
Procter & Gamble Co. (The)	8,462	518
Tyson Foods, Inc. Class A	128,115	2,412
Wal-Mart Stores, Inc.	30,888	2,154

		9,112

Energy—13.1%
Chevron Corp.	58,824	6,206
ConocoPhillips	56,841	3,176
CVR Energy Escrow, Inc.(3)(4)	22,600	0
Exxon Mobil Corp.	46,172	3,951
Tesoro Corp.(2)	84,198	2,101
Valero Energy Corp.	88,278	2,132

		17,566

Financials—22.4%
ACE Ltd.	12,933	959
American Financial Group, Inc.	66,299	2,601
Ameriprise Financial, Inc.	47,458	2,480
Assurant, Inc.	61,573	2,145
Discover Financial Services	85,231	2,947
JPMorgan Chase & Co.	67,820	2,423
Moody’s Corp.	12,595	460
PNC Financial Services Group, Inc.	38,215	2,335
Reinsurance Group of America, Inc.	43,084	2,293
Senior Housing Properties Trust	26,272	587
Simon Property Group, Inc.	4,822	751
Travelers Cos., Inc. (The)	44,754	2,857
U.S. Bancorp	54,099	1,740
Wells Fargo & Co.	161,973	5,416

		29,994

Health Care—17.0%
Aetna, Inc.	24,196	938
Amgen, Inc.	47,611	3,478
Eli Lilly & Co.	66,934	2,872
Forest Laboratories, Inc.(2)	72,442	2,535
Gilead Sciences, Inc.(2)	21,985	1,127
Humana, Inc.	28,428	2,202
Pfizer, Inc.	260,702	5,996
UnitedHealth Group, Inc.	61,887	3,620

		22,768

	SHARES	VALUE
Industrials—5.6%
AGCO Corp.(2)	43,819	$2,004
Cummins, Inc.	4,035	391
General Electric Co.	77,175	1,608
Lockheed Martin Corp.	27,149	2,364
Raytheon Co.	19,084	1,080

		7,447

Information Technology—11.9%
Alliance Data Systems Corp.(2)	16,638	2,246
Apple, Inc.(2)	2,459	1,436
ASML Holding N.V.	30,984	1,593
Avnet, Inc.(2)	31,868	984
Cisco Systems, Inc.	224,534	3,855
Dell, Inc.(2)	100,619	1,260
Intel Corp.	69,887	1,863
Microsoft Corp.	21,647	662
Western Digital Corp.(2)	67,465	2,056

		15,955

Materials—2.9%
CF Industries Holdings, Inc.	13,967	2,707
Domtar Corp.	15,150	1,162

		3,869

Telecommunication Services—2.0%
AT&T, Inc.	30,285	1,080
Verizon Communications, Inc.	35,932	1,597

		2,677

Utilities—5.2%
AES Corp. (The)(2)	203,598	2,612
CMS Energy Corp.	30,305	712
DTE Energy Co.	22,000	1,305
Portland General Electric Co.	84,493	2,253

		6,882
TOTAL COMMON STOCKS (Identified Cost $118,778)		131,315
TOTAL LONG TERM INVESTMENTS—98.1%
(Identified Cost $118,778)		131,315

SHORT-TERM INVESTMENTS—2.1%

Money Market Mutual Funds—2.1%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.150%)	2,761,737	2,762
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,762)		2,762
TOTAL INVESTMENTS—100.2% (Identified Cost $121,540)		134,077	(1)
Other assets and liabilities, net—(0.2)%		(232)

NET ASSETS—100.0%		$133,845

Abbreviations:

N.V.	Naamloze Vennootschap a public limited liability company

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)

Security fair valued as determined in good faith by or under the direction of Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(4)	Illiquid security.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices	Level 3 – Significant Unobservable Prices
Equity Securities:
Common Stocks	$131,315	$131,315	$0	(1)
Short-Term Investments	2,762	2,762	—

Total Investments	$134,077	$134,077	$0	(1)

There are no Level 2 (significant observable inputs) priced securities.

(1)	Level 3 Common Stock internally fair valued at zero at the end of period.

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—95.6%

Consumer Discretionary—24.7%
Affinion Group, Inc.
7.875%, 12/15/18	$163	$140
AMC Networks, Inc. 144A
7.750%, 7/15/21(2)	133	147
American Reprographics Co.
10.500%, 12/15/16	124	125
Asbury Automotive Group, Inc.
8.375%, 11/15/20	271	297
AutoNation, Inc.
6.750%, 4/15/18	55	60
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.)
8.250%, 1/15/19	124	134
8.250%, 1/15/19(2)	18	20
Block Communications, Inc. 144A
7.250%, 2/1/20(2)	131	134
Brunswick Corp.
7.375%, 9/1/23	220	225
Cablevision Systems Corp.
7.750%, 4/15/18	155	166
8.000%, 4/15/20	25	27
CCO Holdings LLC (CCO Holdings Capital Corp.)
7.000%, 1/15/19	165	179
7.375%, 6/1/20	28	31
6.625%, 1/31/22	177	190
Central Garden & Pet Co.
8.250%, 3/1/18	386	389
Chrysler Group LLC (Chrysler Group, Inc.)
8.000%, 6/15/19	429	443
Cinemark USA, Inc.
8.625%, 6/15/19	315	350
7.375%, 6/15/21	53	58
Clear Channel Worldwide Holdings, Inc.
144A 7.625%, 3/15/20(2)	14	13
144A 7.625%, 3/15/20(2)	175	172
CSC Holdings LLC
8.625%, 2/15/19	220	255
Dana Holding Corp.
6.750%, 2/15/21	52	56
Dillard’s, Inc.
6.625%, 1/15/18	310	324
7.130%, 8/1/18	90	96
DineEquity, Inc.
9.500%, 10/30/18	184	202
Dish DBS Corp.
7.875%, 9/1/19	116	134
6.750%, 6/1/21	160	174
Donnelley (R.R.) & Sons Co.
7.250%, 5/15/18	31	30
7.625%, 6/15/20	271	253
Education Management LLC (Education Management Finance Corp.)
8.750%, 6/1/14	49	44
Exide Technologies
8.625%, 2/1/18	63	50

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Gannett Co., Inc.
9.375%, 11/15/17	$250	$280
7.125%, 9/1/18	47	51
Goodyear Tire & Rubber Co. (The)
8.250%, 8/15/20	73	78
7.000%, 5/15/22	58	58
Great Canadian Gaming Corp. 144A
7.250%, 2/15/15(2)	125	127
Hanesbrands, Inc.
8.000%, 12/15/16	1	1
6.375%, 12/15/20	177	187
Hertz Corp. (The)
7.500%, 10/15/18	36	39
6.750%, 4/15/19	23	24
144A 6.750%, 4/15/19(2)	7	7
7.375%, 1/15/21	197	212
Jaguar Land Rover plc
144A 7.750%, 5/15/18(2)	141	146
144A 8.125%, 5/15/21(2)	193	200
Jarden Corp.
7.500%, 5/1/17	215	242
7.500%, 1/15/20	100	110
KB Home
8.000%, 3/15/20	148	151
Lear Corp.
7.875%, 3/15/18	175	194
Live Nation Entertainment, Inc. 144A
8.125%, 5/15/18(2)	378	388
Longview Fibre Paper & Packaging, Inc. 144A
8.000%, 6/1/16(2)	138	139
Marina District Finance Co., Inc.
9.500%, 10/15/15	328	320
9.875%, 8/15/18	36	34
Meritage Homes Corp.
7.150%, 4/15/20	144	151
Meritor, Inc.
8.125%, 9/15/15	251	266
10.625%, 3/15/18	10	11
MGM Resorts International
144A 8.625%, 2/1/19(2)	156	168
9.000%, 3/15/20	250	279
7.750%, 3/15/22	29	30
Mobile Mini, Inc.
6.875%, 5/1/15	250	253
National Cinemedia LLC
7.875%, 7/15/21	208	222
Netflix, Inc.
8.500%, 11/15/17	64	68
Penn National Gaming, Inc.
8.750%, 8/15/19	300	334
Penske Automotive Group, Inc.
7.750%, 12/15/16	250	260
Perry Ellis International, Inc.
7.875%, 4/1/19	293	297
PHH Corp.
9.250%, 3/1/16	200	214
Pittsburgh Glass Works LLC 144A
8.500%, 4/15/16(2)	223	206
Quiksilver, Inc.
6.875%, 4/15/15	325	315

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
RadioShack Corp.
6.750%, 5/15/19	$219		$164
Regal Cinemas Corp.
8.625%, 7/15/19	196		217
Regal Entertainment Group
9.125%, 8/15/18	173		191
Rent-A-Center, Inc.
6.625%, 11/15/20	32		34
Ruby Tuesday, Inc. 144A
7.625%, 5/15/20(2)	224		201
Sally Holdings LLC (Sally Capital, Inc.)
6.875%, 11/15/19	28		31
Sears Holdings Corp.
6.625%, 10/15/18	408		366
Service Corp. International
8.000%, 11/15/21	140		161
Sirius XM Radio, Inc. 144A
8.750%, 4/1/15(2)	350		396
Sonic Automotive, Inc.
9.000%, 3/15/18	160		175
144A 7.000%, 7/15/22(2)	46		48
Speedway Motorsports, Inc.
6.750%, 2/1/19	90		94
Ticketmaster Entertainment LLC (Ticketmaster Noteco, Inc.)
10.750%, 8/1/16	44		47
TRW Automotive, Inc. 144A
8.875%, 12/1/17(2)	330		365
United Artists Theatre Circuit, Inc.
Series BE-9 9.300%, 7/1/15(3)(4)	3		3
Series BD-1 9.300%, 7/1/15(3)(4)	81		81
Series 95-A 9.300%, 7/1/15(3)(4)	88		88
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A
8.125%, 12/1/17(2)	390		421
Vail Resorts, Inc.
6.500%, 5/1/19	59		62
Valassis Communication, Inc.
6.625%, 2/1/21	119		116
Visteon Corp.
6.750%, 4/15/19	440		430
WESCO Distribution, Inc.
7.500%, 10/15/17	265		272
Wynn Las Vegas LLC (Wynn Las Vegas Capital Corp.)
7.875%, 11/1/17	135		149
XM Satellite Radio, Inc. 144A
7.625%, 11/1/18(2)	32		35

			15,127

Consumer Staples—7.6%
Alere, Inc.
9.000%, 5/15/16	408		417
Alliance One International, Inc.
10.000%, 7/15/16	135		136
American Greetings Corp.
7.375%, 12/1/21	256		273
B&G Foods, Inc.
7.625%, 1/15/18	140		151
Campofrio Food Group SA 144A
8.250%, 10/31/16(2)	144	EUR	180

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—(continued)
Cott Beverages, Inc.
8.375%, 11/15/17	$160	$175
8.125%, 9/1/18	18	20
Darling International, Inc.
8.500%, 12/15/18	156	176
Dean Foods Co.
7.000%, 6/1/16	399	426
Del Monte Corp.
7.625%, 2/15/19	196	199
Elizabeth Arden, Inc.
7.375%, 3/15/21	195	215
Ingles Markets, Inc.
8.875%, 5/15/17	153	167
JBS USA LLC (JBS USA Finance, Inc.)
11.625%, 5/1/14	35	40
144A 8.250%, 2/1/20(2)	131	128
144A 7.250%, 6/1/21(2)	302	282
Prestige Brands, Inc.
8.250%, 4/1/18	230	253
Revlon Consumer Products Corp.
9.750%, 11/15/15	295	317
Smithfield Foods, Inc.
10.000%, 7/15/14	50	57
7.750%, 7/1/17	365	406
Spectrum Brands, Inc. 144A
6.750%, 3/15/20(2)	223	231
Vector Group Ltd.
11.000%, 8/15/15	366	382

		4,631

Energy—16.3%
Alpha Natural Resources, Inc.
6.000%, 6/1/19	115	99
Atlas Pipeline Partners LP (Atlas Pipeline Finance Corp.)
8.750%, 6/15/18	95	102
Barrett (Bill) Corp.
9.875%, 7/15/16	216	240
7.000%, 10/15/22	20	19
Berry Petroleum Co.
10.250%, 6/1/14	168	189
BreitBurn Energy Partners LP (BreitBurn Finance Corp.)
8.625%, 10/15/20	283	301
Bristow Group, Inc.
7.500%, 9/15/17	120	125
Calfrac Holdings LP 144A
7.500%, 12/1/20(2)	198	190
Calumet Specialty Products Partners LP/Calumet Finance Corp. 144A
9.375%, 5/1/19	340	342
Chesapeake Energy Corp.
7.250%, 12/15/18	250	256
6.775%, 3/15/19	138	135
Chesapeake Oilfield Operating LLC (Chesapeake Oilfield Finance, Inc.) 144A
6.625%, 11/15/19(2)	129	117
Cimarex Energy Co.
5.875%, 5/1/22	35	36

	PAR VALUE		VALUE
Energy—(continued)
Compagnie Generale de Geophysique-Veritas
9.500%, 5/15/16	$475		$521
Comstock Resources, Inc.
8.375%, 10/15/17	320		310
Concho Resources, Inc.
8.625%, 10/1/17	250		277
7.000%, 1/15/21	17		18
Copano Energy LLC (Copano Energy Finance Corp.)
7.125%, 4/1/21	349		361
Crosstex Energy LP (Crosstex Energy Finance Corp.)
8.875%, 2/15/18	160		169
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	199		214
7.750%, 6/15/19	172		175
EV Energy Partners LP (EV Energy Finance Corp.)
8.000%, 4/15/19	267		266
EXCO Resources, Inc.
7.500%, 9/15/18	150		130
Frontier Oil Corp.
6.875%, 11/15/18	65		68
Genesis Energy LP/Genesis Energy Finance Corp.
7.875%, 12/15/18	259		267
Gulfmark Offshore, Inc. 144A
6.375%, 3/15/22(2)	156		158
Helix Energy Solutions Group, Inc. 144A
9.500%, 1/15/16(2)	171		179
Hercules Offshore, Inc. 144A
7.125%, 4/1/17(2)	142		138
Holly Energy Partners LP/Holly Energy Finance Corp.
8.250%, 3/15/18	70		75
HollyFrontier Corp.
9.875%, 6/15/17	350		387
Inergy LP/Inergy Finance Corp.
7.000%, 10/1/18	121		125
Key Energy Services, Inc.
6.750%, 3/1/21	142		139
Kodiak Oil & Gas Corp. 144A
8.125%, 12/1/19(2)	175		180
Linn Energy LLC (Linn Energy Finance Corp.)
8.625%, 4/15/20	215		233
7.750%, 2/1/21	50		52
Martin Midstream Partners LP (Martin Midstream Finance Corp.)
8.875%, 4/1/18	257		261
New World Resources NV 144A
7.875%, 5/1/18(2)	135	EUR	162
Oasis Petroleum, Inc.
7.250%, 2/1/19	164		169
6.875%, 1/15/23	142		143
Parker Drilling Co.
9.125%, 4/1/18	250		266
Peabody Energy Corp. 144A
6.250%, 11/15/21(2)	84		84

	PAR VALUE	VALUE
Energy—(continued)
Penn Virginia Resource Partners LP (Penn Virginia Resource Finance Corp.)
8.250%, 4/15/18	$353	$358
Petroleum Geo-Services ASA 144A
7.375%, 12/15/18(2)	200	206
Pioneer Drilling Co.
144A 9.875%, 3/15/18(2)	28	29
9.875%, 3/15/18	193	204
Regency Energy Partners LP (Regency Energy Finance Corp.)
6.500%, 7/15/21	31	33
Rosetta Resources, Inc.
9.500%, 4/15/18	250	274
SESI LLC
6.375%, 5/1/19	32	34
144A 7.125%, 12/15/21(2)	83	91
Stone Energy Corp.
8.625%, 2/1/17	98	100
Swift Energy Co.
8.875%, 1/15/20	250	264
7.875%, 3/1/22	94	95
Targa Resources Partners LP (Targa Resources Partners Finance Corp.)
7.875%, 10/15/18	86	93
Tesoro Corp.
9.750%, 6/1/19	125	142
Trinidad Drilling Ltd. 144A 7.875%, 1/15/19(2)	115	123
Unit Corp.
6.625%, 5/15/21	151	151
W&T Offshore, Inc.
8.500%, 6/15/19	106	110

		9,985

Financials—4.2%
Ally Financial, Inc.
0.000%, 6/15/15	490	415
Cardtronics, Inc.
8.250%, 9/1/18	118	130
CIT Group, Inc. 144A
7.000%, 5/2/17(2)	168	168
Fidelity National Information Services, Inc.
7.625%, 7/15/17	61	68
Ford Motor Credit Co. LLC
8.125%, 1/15/20(5)	265	325
General Motors Financial Co., Inc.
6.750%, 6/1/18	43	47
Ineos Finance plc 144A
7.500%, 5/1/20(2)	70	71
International Lease Finance Corp.
8.750%, 3/15/17	370	417
5.875%, 4/1/19	31	31
8.250%, 12/15/20	51	59
MPT Operating Partnership LP (MPT Finance Corp.)
6.875%, 5/1/21	127	133
National Money Mart Co.
10.375%, 12/15/16	253	280
Richard Ellis (CB) Services, Inc.
6.625%, 10/15/20	31	33

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Senior Housing Properties Trust
6.750%, 12/15/21	$143	$156
United Rentals Financing Escrow Corp.
144A 7.375%, 5/15/20(2)	7	7
144A 7.625%, 4/15/22(2)	55	58
Wind Acquisition Finance S.A. 144A
7.250%, 2/15/18(2)	165	145

		2,543

Health Care—10.1%
AMERIGROUP Corp.
7.500%, 11/15/19	195	211
Biomet, Inc.
11.625%, 10/15/17	130	141
BioScrip, Inc.
10.250%, 10/1/15	250	272
Community Health Systems, Inc.
8.000%, 11/15/19	221	236
Davita, Inc.
6.375%, 11/1/18	47	49
6.625%, 11/1/20	47	49
Elan Finance plc (Elan Finance Corp.)
8.750%, 10/15/16	309	337
Endo Health Solutions, Inc.
7.000%, 7/15/19	15	16
7.000%, 12/15/20	197	214
7.250%, 1/15/22	28	30
Gentiva Health Services, Inc.
11.500%, 9/1/18	147	129
Grifols, Inc.
8.250%, 2/1/18	261	281
Hanger Orthopedic Group, Inc.
7.125%, 11/15/18	236	244
HCA, Inc.
6.500%, 2/15/20	87	95
7.500%, 2/15/22	116	127
Health Management Associates, Inc. 144A
7.375%, 1/15/20(2)	189	202
Healthsouth Corp.
8.125%, 2/15/20	375	412
Kindred Healthcare, Inc.
8.250%, 6/1/19	199	186
MedAssets, Inc.
8.000%, 11/15/18	211	224
Mylan, Inc. 144A
7.875%, 7/15/20(2)	175	197
NBTY, Inc.
9.000%, 10/1/18	189	210
Patheon, Inc. 144A
8.625%, 4/15/17(2)	250	245
Physio-Control International, Inc. 144A
9.875%, 1/15/19(2)	261	279
Prestige Brands, Inc. 144A
8.125%, 2/1/20(2)	136	150
Select Medical Corp.
7.625%, 2/1/15	295	296
STHI Holding Corp. 144A
8.000%, 3/15/18(2)	243	258

	PAR VALUE	VALUE
Health Care—(continued)
Teleflex, Inc.
6.875%, 6/1/19	$62	$66
Tenet Healthcare Corp.
8.000%, 8/1/20	272	283
Valeant Pharmaceuticals International, Inc.
144A 6.500%, 7/15/16(2)	66	69
144A 6.750%, 10/1/17(2)	16	17
144A 6.875%, 12/1/18(2)	160	166
144A 7.000%, 10/1/20(2)	16	16
144A 7.250%, 7/15/22(2)	85	86
Warner Chilcott Co. LLC (Warner Chilcott Finance LLC)
7.750%, 9/15/18	361	389

		6,182

Industrials—11.8%
AAR Corp. 144A
7.250%, 1/15/22(2)	153	152
Abengoa Finance SA 144A
8.875%, 11/1/17(2)	250	223
Advanced Micro Devices, Inc.
8.125%, 12/15/17	325	354
7.750%, 8/1/20	17	19
Aircastle Ltd.
9.750%, 8/1/18	228	254
Alliant Techsystems, Inc.
6.875%, 9/15/20	17	18
Altra Holdings, Inc.
8.125%, 12/1/16	240	259
AMGH Merger Sub, Inc.
144A 9.250%, 11/1/18(2)	121	126
Ashtead Capital, Inc. 144A
9.000%, 8/15/16(2)	108	112
Associated Materials LLC (Associated Materials Holding Finance, Inc.)
9.125%, 11/1/17	105	94
Belden, Inc.
9.250%, 6/15/19	226	247
Boart Longyear Management Property Ltd. 144A
7.000%, 4/1/21(2)	66	68
Clearwater Paper Corp.
7.125%, 11/1/18	83	88
Continental Airlines, Inc., 144A
6.750%, 9/15/15(2)	100	103
Deluxe Corp.
7.000%, 3/15/19	342	356
Dycom Investments, Inc.
7.125%, 1/15/21	149	153
DynCorp International, Inc.
10.375%, 7/1/17	167	144
Geo Group, Inc. (The)
7.750%, 10/15/17	250	269
6.625%, 2/15/21	31	32
Gibraltar Industries, Inc. Series B
8.000%, 12/1/15	375	385
Great Lakes Dredge & Dock Corp.
7.375%, 2/1/19	100	101
H&E Equipment Services, Inc.
8.375%, 7/15/16	250	259

	PAR VALUE	VALUE
Industrials—(continued)
Interface, Inc.
7.625%, 12/1/18	$6	$6
Interline Brands, Inc.
7.000%, 11/15/18	111	116
Iron Mountain, Inc.
7.750%, 10/1/19	27	29
8.375%, 8/15/21	311	339
MasTec, Inc.
7.625%, 2/1/17	250	261
Mobile Mini, Inc.
7.875%, 12/1/20	113	120
Monitronics International, Inc. 144A
9.125%, 4/1/20(2)	292	282
Oshkosh Corp.
8.250%, 3/1/17	175	193
8.500%, 3/1/20	130	145
PHI, Inc.
8.625%, 10/15/18	125	127
RSC Equipment Rental, Inc. (RSC Holdings III LLC)
8.250%, 2/1/21	218	233
Ryland Group, Inc. (The)
8.400%, 5/15/17	28	32
6.625%, 5/1/20	63	64
SPX Corp.
6.875%, 9/1/17	66	72
Titan International, Inc.
7.875%, 10/1/17	117	121
Tomkins LLC/Tomkins, Inc.
9.000%, 10/1/18	214	239
Transdigm, Inc.
7.750%, 12/15/18	212	234
Triumph Group, Inc.
8.000%, 11/15/17	240	263
Tutor Perini Corp.
7.625%, 11/1/18	250	252
United Rentals North America, Inc.
8.375%, 9/15/20	250	264

		7,208

Information Technology—3.4%
Audatex North America, Inc. 144A
6.750%, 6/15/18(2)	63	67
CoreLogic, Inc. 144A
7.250%, 6/1/21(2)	268	276
EarthLink, Inc.
8.875%, 5/15/19	345	338
Equinix, Inc.
8.125%, 3/1/18	225	250
7.000%, 7/15/21	46	51
Interactive Data Corp.
10.250%, 8/1/18	221	247
Seagate HDD Cayman
7.750%, 12/15/18	50	56
7.000%, 11/1/21	92	100
SunGard Data Systems, Inc.
7.375%, 11/15/18	252	271
ViaSat, Inc.
8.875%, 9/15/16	379	407
144A 6.875%, 6/15/20(2)	28	28

		2,091

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—7.0%
AEP Industries, Inc.
8.250%, 4/15/19	$259		$271
APERAM 144A
7.375%, 4/1/16(2)	150		130
Commercial Metals Co.
7.350%, 8/15/18	149		151
Ferro Corp.
7.875%, 8/15/18	287		281
FMG Resources Property Ltd.
144A 7.000%, 11/1/15(2)	255		261
144A 6.875%, 4/1/22(2)	30		30
Fufeng Group Ltd. 144A
7.625%, 4/13/16(2)	224		194
Glatfelter (P.H.) Co.
7.125%, 5/1/16	250		257
HeidelbergCement Finance BV
8.500%, 10/31/19	250	EUR	358
Huntsman International LLC
8.625%, 3/15/20	250		282
8.625%, 3/15/21	19		22
Ineos Finance plc 144A
8.375%, 2/15/19(2)	200		207
Kraton Polymers LLC (Kraton Polymers Capital Corp.)
6.750%, 3/1/19	116		122
Louisiana-Pacific Corp. 144A
7.500%, 6/1/20(2)	287		302
Olin Corp.
8.875%, 8/15/19	306		335
PolyOne Corp.
7.375%, 9/15/20	33		35
Potlatch Corp.
7.500%, 11/1/19	48		51
Quadra FNX Mining Ltd. 144A
7.750%, 6/15/19(2)	94		99
Sappi Papier Holding GmbH 144A
6.625%, 4/15/21(2)	284		270
Texas Industries, Inc.
9.250%, 8/15/20	208		209
Vulcan Materials Co.
7.500%, 6/15/21	275		304
Westlake Chemical Corp.
6.625%, 1/15/16	140		144

			4,315

Telecommunication Services—6.1%
Frontier Communications Corp.
7.125%, 3/15/19	77		78
8.500%, 4/15/20	389		414
9.250%, 7/1/21	59		64
GCI, Inc.
6.750%, 6/1/21	137		133
Hughes Satellite Systems Corp.
7.625%, 6/15/21	280		306
ITC DeltaCom, Inc.
10.500%, 4/1/16	11		12
Level 3 Financing, Inc.
8.125%, 7/1/19	80		82
8.625%, 7/15/20	276		291
MetroPCS Wireless, Inc.
7.875%, 9/1/18	137		143
6.625%, 11/15/20	224		221

	PAR VALUE	VALUE
Telecommunication Services—(continued)
NII Capital Corp.
8.875%, 12/15/19	$335	$305
7.625%, 4/1/21	36	31
Sprint Nextel Corp.
6.000%, 12/1/16	60	58
144A 9.000%, 11/15/18(2)	134	150
144A 7.000%, 3/1/20(2)	80	83
tw telecom holdings, Inc.
8.000%, 3/1/18	250	274
Virgin Media Finance plc
8.375%, 10/15/19	125	141
West Corp.
8.625%, 10/1/18	118	126
7.875%, 1/15/19	73	77
Wind Acquisition Holdings Finance S.A. PIK Interest Capitalization 144A
12.250%, 7/15/17(2)	333	230
Windstream Corp.
7.000%, 3/15/19	425	438
7.750%, 10/15/20	73	78

		3,735

Utilities—4.4%
AES Corp. (The)
8.000%, 10/15/17	250	286
144A 7.375%, 7/1/21(2)	33	37
AmeriGas Finance LLC (AmeriGas Finance Corp.)
6.750%, 5/20/20	139	142
7.000%, 5/20/22	42	43
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	29	29
Atlantic Power Corp. 144A
9.000%, 11/15/18(2)	256	262
Calpine Corp.
144A 7.500%, 2/15/21(2)	244	265
144A 7.875%, 1/15/23(2)	76	83
Eagle Rock Energy Partners LP (Eagle Rock Energy Finance Corp.)
8.375%, 6/1/19	146	146
GenOn Energy, Inc.
9.500%, 10/15/18	70	70
9.875%, 10/15/20	248	243
Holly Energy Partners LP (Holly Energy Finance Corp.) 144A
6.500%, 3/1/20(2)	224	226
Inergy LP (Inergy Finance Corp.)
6.875%, 8/1/21	100	101
NRG Energy, Inc.
7.375%, 1/15/17	185	193
7.625%, 1/15/18	60	62
8.250%, 9/1/20	171	178
7.875%, 5/15/21	61	62
PNM Resources, Inc.
9.250%, 5/15/15	98	112
Suncoke Energy, Inc.
7.625%, 8/1/19	63	62

	PAR VALUE	VALUE
Utilities—(continued)
Targa Resources Partners LP (Targa Resources Partners Finance Corp.)
6.875%, 2/1/21	$ 61	$64

		2,666
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $56,359)		58,483
TOTAL LONG TERM INVESTMENTS—95.6% (Identified Cost $56,359)		58,483
SHORT-TERM INVESTMENTS—3.3%

Money Market Mutual Funds—3.3%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.150%)	2,009,915	2,010
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,010)		2,010
TOTAL INVESTMENTS—98.9% (Identified Cost $58,369)		60,493	(1)
Other assets and liabilities, net—1.1%		697

NET ASSETS—100.0%		$61,190

Abbreviations:

ASA	Allmennaksjeselskap a public limited company.
GmbH	Limited liability company.
PIK	Payment-in-Kind Security
plc	Public Limited Co.
SA	Sociedad Anonima or Sociedade Anonimac

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $12,211 or 20.0% of net assets.

(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(4)	Illiquid security.
(5)	All or a portion segregation as collateral for forward currency contracts.

Foreign Currency:

EUR	European Currency Unit

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings†
United States	89%
Canada	2
France	1
Germany	1
Spain	1
United Kingdom	1
Other	5
Total	100%
† % of total investments as of June 30, 2012

At June 30, 2012, the Fund had entered into forward currency contracts as follows (reported in 000’s):

Contracts to Sell	In Exchange for	Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
EUR 541	USD 680	Canadian Imperial Bank of Commerce	9/21/12	$685	$(5)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Debt Securities:
Corporate Bonds and Notes	$58,483	$—	$58,311	$172
Equity Securities:
Short-Term Investments	2,010	2,010	—	—

Total Investments	$60,493	$2,010	$58,311	$172

Other Financial Instruments:
Forward Currency Contracts*	$(5)	$—	$(5)	$—

*	Valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Bonds and Notes
Beginning Balance December 31, 2011	$201
Accrued Discount/(Premium)(a)	2
Realized Gain (Loss)(b)	—
Change in Unrealized Appreciation (Depreciation)(b)	—
Purchases	—
(Sales)(c)	(31)
Transfers into Level 3(d)	—
Transfers from Level 3(d)	—

Ending Balance June 30, 2012	$172

(a)	Disclosed in the Statement of Operations under interest income.
(b)	Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.
(c)	Includes paydowns, if applicable.
(d)	“Transfers into/from” represent the ending value as of June 30, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

For further information regarding valuation of Level 3 fair valued securities please see the paragraph under Note 2A “Security Valuation” for a description of the valuation process in place and qualitative discussion about sensitive inputs used in Level 3 fair value measurements.

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—8.2%
U.S. Treasury Note
0.250%, 5/31/14	$3,500		$3,496
2.375%, 10/31/14	1,145		1,199
4.000%, 2/15/15	90		98
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $4,789)			4,793

U.S. GOVERNMENT AGENCY OBLIGATIONS—0.7%
FNMA 1.000%, 9/23/13	430		433
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Identified Cost $430)			433

MORTGAGE-BACKED SECURITIES—32.2%

Agency—7.4%
FNMA
6.000%, 5/1/16	106		115
10.500%, 12/1/16	—	(4)	—	(4)
4.000%, 8/1/25	411		437
9.000%, 10/1/25	1		1
3.000%, 6/1/27	598		628
4.000%, 11/1/31	1,050		1,131
4.500%, 4/1/40	548		590
3.500%, 4/1/42	598		631
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	69		68
GNMA
7.000%, 6/15/23	1		1
7.000%, 7/15/23	3		4
7.000%, 9/15/23	20		24
7.000%, 9/15/23	6		7
7.000%, 1/15/24	19		22
7.000%, 9/15/24	18		20
7.000%, 7/15/25	22		26
7.000%, 7/15/25	9		11
7.000%, 7/15/25	15		18
GNMA Structured Securities
03-17, AB 4.650%, 7/16/31	139		145
11-38, AB 2.528%, 6/16/34	427		439

			4,318

Non-Agency—24.8%
Bank of America (Merrill Lynch) Commercial Mortgage, Inc. 07-1, AMFX 5.482%, 1/15/49(2)	300		307
Bear Stearns Adjustable Rate Mortgage Trust 03-9, 4A1 4.861%, 2/25/34(2)	298		299
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW14, A4 5.201%, 12/11/38	595		672
04-T14, A4 5.200%, 1/12/41(2)	625		659
04-PWR3, A4 4.715%, 2/11/41	575		600
06-PW13, AM 5.582%, 9/11/41(2)	300		321
Citigroup—Deutsche Bank Commercial Mortgage Trust
06-CD2, A4 5.482%, 1/15/46(2)	275		306
07-CD4, A4 5.322%, 12/11/49	275		306

	PAR VALUE	VALUE
Non-Agency—continued
Countrywide Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	$710	$704
04-24CB, 1A1 6.000%, 11/25/34	516	499
Deutsche Bank—UBS Mortgage Trust
11-LC3A, A2 3.642%, 8/10/44	350	377
11-LC1A, A3, 144A 5.002%, 11/10/46(3)	266	301
Deutsche Bank Alternative Loan Trust—A Securities, Inc. 05-3, 4A5 5.250%, 6/25/35	215	197
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(3)	300	303
GMAC Commercial Mortgage Securities, Inc. 04-C3, A4 4.547%, 12/10/41	255	256
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.381%, 6/25/34(2)	288	291
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.979%, 8/10/45(2)	275	305
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	475	527
GS Mortgage Securities Corp. II
07-EOP, A1, 144A 1.103%, 3/6/20(2)(3)	375	372
11-GC5, A4 3.707%, 8/10/44	395	414
JPMorgan Chase Commercial Mortgage Securities Corp. 06-LDP9, A3 5.336%, 5/15/47	300	332
JPMorgan Chase Mortgage Trust
05-A4, 3A1 2.667%, 7/25/35(2)	249	235
06-A4, 3A1 5.518%, 6/25/36(2)	174	148
Lehman Brothers—UBS Commercial Mortgage Trust
05-C5, A3 4.964%, 9/15/30	102	102
07-C2, A3 5.430%, 2/15/40	275	307
MASTR Alternative Loans Trust 04-10, 3A1 5.000%, 9/25/19	321	327
Morgan Stanley Capital I, Inc.
06-T23, A2 5.922%, 8/12/41(2)	455	462
06-IQ12, A4 5.332%, 12/15/43	265	301
07-IQ14, A4 5.692%, 4/15/49(2)	275	303
Morgan Stanley Mortgage Loan Trust 06-7, 5A2 5.962%, 6/25/36(2)	1,056	481
Residential Funding Mortgage Securities
II Home Loan Trust, 01-HS2, A5 6.920%, 4/25/31	52	52
I Home Loan Trust, 05-S1, 1A2 5.500%, 2/25/35	300	289
Residential Funding Securities Corp. Trust 03-RM2, AII 5.000%, 5/25/18	237	246
S2 Hospitality LLC 12-LV1, A 144A 4.500%, 4/15/25(3)	300	301

	PAR VALUE	VALUE
Non-Agency—continued
Structured Asset Securities Corp.
03-AL1, A, 144A 3.357%, 4/25/31(3)	$241	$235
03-34A, 6A 2.796%, 11/25/33(2)	574	538
05-2XS, 2A2 1.745%, 2/25/35(2)	351	257
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.769%, 1/25/37(2)	118	118
Wachovia Bank Commercial Mortgage Trust
06-C25, AM 5.922%, 5/15/43(2)	275	300
07-C30, A5 5.342%, 12/15/43	300	324
07-C33, A4 6.097%, 2/15/51(2)	275	308
Washington Mutual Alternative Mortgage Pass-Through Certificates 05-6, 2A7 5.500%, 8/25/35	455	400

		14,382
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $19,228)		18,700

ASSET-BACKED SECURITIES—16.3%
Ally Auto Receivables Trust 10-2, A4 2.090%, 5/15/15	700	714
AmeriCredit Automobile Receivables Trust
11-5, A3 1.550%, 7/8/16	465	470
12-3, C 2.420%, 5/8/18	250	250
12-3, D 3.030%, 7/9/18	250	250
Avis Budget Rental Car Funding (AESOP LLC) 09-2A, A, 144A 5.680%, 2/20/14(3)	380	388
CarMax Auto Owner Trust 12-1, A3 0.890%, 9/15/16	570	572
Centerpoint Energy Transition Bond Co. LLC
01-1, A4 5.630%, 9/15/15	180	187
12-1, A1 0.901%, 4/15/18	565	568
Citibank Credit Card Issuance Trust
03-A10, A10 4.750%, 12/10/15	555	588
05-A2, A2 4.850%, 3/10/17	495	549
Citibank Omni Master Trust 09-A17, A17, 144A 4.900%, 11/15/18(3)	510	557
Dominos Pizza Master Issuer LLC 12-1A, A2, 144A 5.216%, 1/25/42(3)	299	312
Ford Credit Auto Owner Trust 11-A, A4 1.650%, 5/15/16	510	519
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	301	288
Hertz Vehicle Financing LLC 11-1A, A2, 144A 3.290%, 3/25/18(3)	120	127
Honda Auto Receivables Owner Trust 10-1, A4 1.980%, 5/23/16	160	162
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	239	241

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Santander Drive Auto Receivables Trust 11-2, B 2.660%, 1/15/16	$300	$305
Sierra Receivables Funding Co., LLC 10-3A, B, 144A 4.440%, 11/20/25(3)	234	240
SLM Student Loan Trust 12-C, A2, 144A 3.310%, 10/15/46(3)	300	301
SNAAC Auto Receivables Trust 12-1A, A, 144A 1.780%, 6/15/16(3)	300	301
USAA Auto Owner Trust 09-2, A4 2.530%, 7/15/15	1,245	1,260
World Omni Automobile Lease Securitization Trust 12-A, A3 0.930%, 11/16/15	300	300
TOTAL ASSET-BACKED SECURITIES (Identified Cost $9,355)		9,449

CORPORATE BONDS AND NOTES—40.0%

Consumer Discretionary—3.1%
CBS Corp. 1.950%, 7/1/17	175	175
Dollar General Corp 4.125%, 7/15/17	15	15
Hewlett-Packard Co. 1.550%, 5/30/14	635	638
MGM Resorts International 7.500%, 6/1/16	150	156
QVC, Inc. 144A 7.125%, 4/15/17(3)	100	106
144A 7.500%, 10/1/19(3)	200	222
UAL Pass-Through-Trust 09-2A 9.750%, 1/15/17	250	285
Wyndham Worldwide Corp. 5.750%, 2/1/18	200	223

		1,820

Consumer Staples—0.8%
BAT International Finance plc 144A 2.125%, 6/7/17(3)	155	155
Bunge Ltd. Finance Corp. 5.100%, 7/15/15	125	133
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(3)	150	162

		450

Energy—0.7%
Anadarko Petroleum Corp.
6.375%, 9/15/17	275	320
8.700%, 3/15/19	75	98

		418

Financials—25.1%
American Express Credit Corp.
5.875%, 5/2/13	100	104
Series C, 7.300%, 8/20/13	50	53
American International Group, Inc. 4.875%, 9/15/16	200	212

	PAR VALUE	VALUE
Financials—continued
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 4.500%, 3/10/16(3)	$150	$151
Banco Bradesco SA
144A 4.125%, 5/16/16(3)	200	206
144A 4.500%, 1/12/17(3)	200	208
Banco Santander SA 144A 4.500%, 4/6/15(3)	325	325
Barclays Bank plc
5.200%, 7/10/14	100	105
144A 6.050%, 12/4/17(3)	100	101
BBVA US Senior SAU Uniiper 3.250%, 5/16/14	100	96
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	100	120
Capital One Financial Corp. 6.150%, 9/1/16	625	699
Chubb Corp. 6.375%, 3/29/67(2)	175	181
Citigroup, Inc.
4.875%, 5/7/15	275	282
0.738%, 6/9/16(2)	100	87
5.500%, 2/15/17	75	78
CNA Financial Corp. 5.850%, 12/15/14	175	188
Cooperative Centrale Raiffeissen-Boerenleenbank N.V. 2.125%, 10/13/15	415	417
Countrywide Financial Corp. 6.250%, 5/15/16	275	286
DNB Bank ASA 144A 3.200%, 4/3/17(3)	550	557
Fifth Third Bancorp
6.250%, 5/1/13	635	661
4.500%, 6/1/18	150	159
First Horizon National Corp. 5.375%, 12/15/15	50	53
General Electric Capital Corp.
3.750%, 11/14/14	75	79
4.875%, 3/4/15	465	505
2.300%, 4/27/17	25	25
Genworth Financial, Inc.
5.750%, 6/15/14	25	25
7.625%, 9/24/21	100	95
Goldman Sachs Group, Inc. (The)
3.700%, 8/1/15	635	641
5.350%, 1/15/16	75	79
5.625%, 1/15/17	75	79
7.500%, 2/15/19	50	57
HCP, Inc. 3.750%, 2/1/19	275	275
Health Care REIT, Inc. 4.700%, 9/15/17	200	212
HSBC Finance Corp. 4.750%, 7/15/13	295	304
Hyundai Capital Services, Inc. 144A 4.375%, 7/27/16(3)	200	210
Jefferies Group, Inc. 5.125%, 4/13/18	150	145
JPMorgan Chase & Co.
6.125%, 6/27/17	75	84
Series 1 7.900%, 4/30/18(2)	75	82

	PAR VALUE	VALUE
Financials—continued
KeyCorp. 6.500%, 5/14/13	$75	$79
Lincoln National Corp.
8.750%, 7/1/19	50	63
6.050%, 4/20/67(2)	75	69
Lloyds TSB Bank plc 4.875%, 1/21/16	200	210
Mercantile Bankshares Corp. Series B, 4.625%, 4/15/13	100	103
Metropolitan Life Global Funding I 144A 1.700%, 6/29/15(3)	230	230
Morgan Stanley
6.000%, 5/13/14	100	104
3.800%, 4/29/16	535	518
5.750%, 10/18/16	100	103
National City Bank 4.625%, 5/1/13	855	880
PNC Funding Corp. 5.625%, 2/1/17	10	11
Progressive Corp. (The) 6.700%, 6/15/37(2)	60	62
Prudential Financial, Inc.
4.750%, 9/17/15	100	108
3.000%, 5/12/16	255	262
8.875%, 6/15/38(2)	100	119
Regions Financial Corp.
4.875%, 4/26/13	510	518
7.750%, 11/10/14	50	54
5.750%, 6/15/15	50	53
Royal Bank of Scotland plc (The) 3.950%, 9/21/15	635	647
Santander U.S. Debt S.A. 144A 3.724%, 1/20/15(3)	200	186
SLM Corp. 6.250%, 1/25/16	400	420
Societe Generale SA 144A 3.500%, 1/15/16(3)	225	222
Toyota Motor Credit Corp. 2.050%, 1/12/17	635	649
Ventas Realty LP (Ventas Capital Corp.) 4.000%, 4/30/19	175	180
Wells Fargo & Co. 5.125%, 9/15/16	100	111
Willis Group Holdings plc 4.125%, 3/15/16	125	131
Zions Bancorp
7.750%, 9/23/14	150	163
4.500%, 3/27/17	75	75

		14,556

Industrials—4.7%
Aircastle Ltd. 6.750%, 4/15/17	150	152
America West Airlines, Inc. Pass-Through-Trust 99-1, G 7.930%, 1/2/19	129	137
Continental Airlines Pass-Through-Trust,
98-1, A, 6.648%, 9/15/17	83	87
99-1 6.545%, 2/2/19	214	229
01-A1 6.703%, 6/15/21	135	146

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
Delta Air Lines Class A Pass-Through-Trust
10-2A, 2A 4.950%, 5/23/19	$229	$243
12-1A, 1A 4.750%, 5/7/20	300	304
Express Scripts Holding Co. 144A 3.500%, 11/15/16(3)	225	237
Hutchison Whampoa International 09/16 Ltd. 144A 4.625%, 9/11/15(3)	275	294
Ryder System, Inc. 2.500%, 3/1/17	220	222
Textron, Inc. 4.625%, 9/21/16	635	686

		2,737

Information Technology—0.4%
Xerox Corp.
5.650%, 5/15/13	100	104
4.250%, 2/15/15	100	106

		210

Materials—3.3%
Allegheny Technologies, Inc. 9.375%, 6/1/19	175	223
ArcelorMittal
5.375%, 6/1/13	100	103
9.000%, 2/15/15	350	393
CRH America, Inc. 8.125%, 7/15/18	100	119
International Paper Co. 9.375%, 5/15/19	125	168
Rio Tinto Alcan, Inc. 4.875%, 9/15/12	735	741
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	200	203

		1,950

Telecommunication Services—1.9%
America Movil SAB de CV 2.375%, 9/8/16	250	257
CenturyLink, Inc. 6.000%, 4/1/17	100	106
Qwest Corp. 6.500%, 6/1/17	100	112
Telecom Italia Capital SA
6.175%, 6/18/14	100	101
7.175%, 6/18/19	50	50
Telefonica Emisiones SAU 6.421%, 6/20/16	175	168
Verizon Communications, Inc. 4.600%, 4/1/21	70	80
Vivendi SA 144A 3.450%, 1/12/18(3)	225	220

		1,094
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $22,900)		23,235

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—1.4%

Energy—0.2%
Frac Tech Services International 6.250%, 5/6/16	$110	$101

Financials—0.2%
RPI Finance Trust 4.000%, 11/9/18	125	124

Health Care—0.3%
Health Management Associates, Inc. Tranche B, 4.500%, 11/16/18	137	136
Valeant Pharmaceuticals
0.000%, 2/1/19	12	12
0.000%, 2/13/19	35	35

		183

Industrials—0.4%
AWAS Finance Luxemborg SA 0.000%, 6/30/18	48	48
WireCo Worldgroup, Inc. 0.000%, 2/15/17	35	35
Zuffa LLC First Lien 7.500%, 6/8/15	155	155

		238

Materials—0.3%
Huntsman International LLC Extended Tranche B 2.850%, 4/19/17	150	147
TOTAL LOAN AGREEMENTS (Identified Cost $789)		793
TOTAL LONG TERM INVESTMENTS—98.8%
(Identified Cost $57,491)		57,403
	SHARES

SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Funds—1.1%
BlackRock Liquidity Funds TempFund Portfolio – Insitutional Shares (seven-day effective yield 0.150%)	619,493	619
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $619)		619
TOTAL INVESTMENTS—99.9% (Identified Cost $58,110)		58,022	(1)
Other assets and liabilities, net—0.1%		30

NET ASSETS—100.0%		$58,052

Abbreviations:

ASA	Allmennaksjeselskap a public limited company (Norway).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GmbH	Limited liability company.
GNMA	Government National Mortgage Association (“Ginnie Mae”)
N.V.	Naamloze Vennootschap a public limited liability company
plc	Public Limited Co.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SA	Sociedad Anonima or Sociedade Anonimac
SAB de CV	A variable capital company.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $7,733 or 13.3% of net assets.

(4)	Amount is less than $500.

Country Weightings †
United States	91%
Australia	1
Brazil	1
Canada	1
South Korea	1
United Kingdom	1
Other	4
Total	100%
† % of total investments as of June 30, 2012

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$9,449	$—	$9,449
Corporate Bonds and Notes	23,235	—	23,235
Loan Agreements	793	—	793
Mortgage-Backed Securities	18,700	—	18,700
U.S. Government Agency Obligations	433	—	433
U.S. Government Securities	4,793	—	4,793
Equity Securities:
Short-Term Investments	619	619	—

Total Investments	$58,022	$619	$57,403

There are no Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—97.5%

Alabama—1.8%
City of Pell Special Care Facilities Financing Authority,
4.000%, 12/1/25	$500	$499
5.000%, 12/1/25	1,000	1,092
Jefferson County Limited Obligation, Series A 5.250%, 1/1/17	4,000	4,003

		5,594

Arizona—3.3%
Arizona State University, Board of Regents Series A 0.150%, 7/1/34(2)	5,000	5,000
City of Mesa, Series A 5.000%, 7/1/20	2,000	2,214
Salt River Project Agricultural Improvement & Power District, Series B Pre-refunded 1/1/13 @ $100 5.000%, 1/1/25	2,000	2,047
State Health Facilities Authority Phoenix Children’s Hospital, Series B 1.030%, 2/1/42(2)	1,000	940

		10,201

California—6.6%
City of Lodi, Wastewater System Certificates of Participation Series A (NATL Insured) 5.500%, 10/1/18	1,535	1,656
City of San Francisco Public Utilities Commission, Series A Pre-refunded 11/1/12 @ $100 (NATL Insured) 5.000%, 11/1/25	1,035	1,051
Grossmont Healthcare District, 2006 Election Series B 6.000%, 7/15/34	2,000	2,382
M-S-R Energy Authority, Series C 6.500%, 11/1/39	1,655	2,011
San Diego Unified School District,
2008-C – Election 0.000%, 7/1/35	3,000	905
0.000%, 7/1/36	1,000	282
South Gate Utility Authority, Water and Sewer System (NATL, FGIC Insured) 0.000%, 10/1/19	1,385	1,023
State Educational Facilities Authority, University of Southern California Series A, 5.250%, 10/1/38	2,000	2,268
State of California,
Unrefunded Balance 2007 5.000%, 10/1/23	2,630	2,635
6.000%, 11/1/35	2,750	3,222

	PAR VALUE	VALUE
California—continued
Sunnyvale School District, Election 2004 Series C 5.500%, 9/1/34	$2,500	$3,221

		20,656

Colorado—5.3%
Denver City & County School District No. 1, Series A 5.500%, 12/1/26	1,375	1,677
Gunnison Watershed School District No. 1-J, Series 09 5.250%, 12/1/22	500	601
Public Authority For Colorado Energy,
Natural Gas Purchase Series 08 6.125%, 11/15/23	2,135	2,447
Natural Gas Purchase Series 08 6.250%, 11/15/28	2,250	2,648
State Health Facilities Authority, Catholic Health Initiatives Series D 6.250%, 10/1/33	650	776
State Public Highway Authority, E-470 Series B (NATL Insured) 0.000%, 9/1/29	665	257
University of Colorado,
Enterprise System Series A 5.625%, 6/1/22	2,650	3,301
5.000%, 6/1/24	1,000	1,205
5.000%, 6/1/25	2,220	2,649
5.375%, 6/1/38	1,000	1,138

		16,699

Connecticut—1.2%
State Health & Educational Facility Authority, Yale University Series Y-2, 0.130%, 7/1/33(2)	2,000	2,000
Yale University Series U, 0.100%, 7/1/35(2)	1,870	1,870

		3,870

District of Columbia—1.4%
Metropolitan Washington Airports Authority, Dulles Airport Metrorail,
Second Lien Sr. Series B (AGC Insured) 0.000%, 10/1/36	2,000	549
Second Lien Series C (AGC Insured) 0.000%, 10/1/41	4,000	3,696

		4,245

	PAR VALUE	VALUE
Florida—2.9%
Brevard County Health Facilities Authority, Health First, Inc. Project 7.000%, 4/1/39	$1,050	$1,278
City of Miami Beach, Series A
5.250%, 9/1/23	1,265	1,488
4.750%, 9/1/41	1,000	1,048
Miami-Dade County Educational Facilities Authority, University of Miami Series A 5.250%, 4/1/18	1,000	1,128
Orange County, Series B Pre-refunded 1/1/13 @ 100 (NATL, FGIC Insured) 5.125%, 1/1/13	2,000	2,048
State Department of Transportation, Series A (AGM Insured) 5.000%, 7/1/32	2,000	2,123

		9,113

Georgia—4.7%
Athens-Clarke Counties Unified, Water and Sewer Authority 5.625%, 1/1/28	1,500	1,753
Chatham County Hospital Authority, Memorial Medical Health Center Series A 6.125%, 1/1/24	1,280	1,280
DeKalb County Water & Sewer Series A
5.250%, 10/1/26	2,750	3,275
5.250%, 10/1/31	1,780	2,044
5.250%, 10/1/41	2,000	2,213
Fulton County Development Authority, Georgia Tech Athletic Association Series A 5.000%, 10/1/42	1,000	1,084
State of Georgia, Series A 4.000%, 7/1/32	3,000	3,164

		14,813

Idaho—0.5%
State Housing & Finance Association, Federal Highway Series A 4.500%, 7/15/29	1,500	1,612

Illinois—9.2%
Chicago Park District, Series A (NATL, FGIC Insured) 5.000%, 1/1/31	1,775	1,912
DeKalb County, Community Unit School District No. 428 0.000%, 1/1/30	1,000	408
Metropolitan Pier & Exposition Authority, McCormick Place Series B (AGM Insured) 0.000%, 6/15/26	1,000	553
State Development Finance Authority, DePaul University Series C 5.625%, 10/1/20	1,000	1,095

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Illinois—continued
State Educational Facilities Authority, University of Chicago Series A Pre-refunded 7/1/13 @ $100 5.250%, 7/1/22	$3,000	$3,148
State Finance Authority,
KishHealth System 4.750%, 10/1/18	700	775
Loyola University Series A (XLCA Insured) 5.000%, 7/1/22	1,000	1,092
University of Chicago Series A Pre-refunded 7/1/14 @ $100 5.000%, 7/1/26	1,000	1,092
Art Institute of Chicago Series A 6.000%, 3/1/38	1,875	2,103
Rush University Medical Center Series A 7.250%, 11/1/38	1,050	1,307
State of Illinois, Sales Tax 5.000%, 6/15/23	3,250	3,455
State Toll Highway Authority,
Series A-1, (AGM Insured) 5.000%, 1/1/21	3,050	3,486
5.000%, 1/1/24	1,015	1,142
University of Illinois South Farm Project Auxiliary Facilities System Series A 5.250%, 9/1/20	4,325	4,427
5.500%, 4/1/31	1,540	1,739
5.125%, 4/1/36	500	543
5.250%, 4/1/41	500	544

		28,821

Indiana—1.8%
Indiana University,
Pre-refunded 11/15/14 @ $100 (AMBAC Insured) 5.250%, 11/15/17	1,055	1,177
Series A 5.250%, 6/1/23	1,320	1,605
Wayne Township School District Marion County School Building Corp. (NATL, FGIC) 5.000%, 7/15/24	2,535	2,770

		5,552

Iowa—2.2%
State of Iowa,
Prison Infrastructure Funding 5.000%, 6/15/27	2,250	2,650
State Jobs Program Series A, 5.000%, 6/1/38	3,750	4,257

		6,907

Louisiana—1.2%
State of Louisiana, Series C 5.000%, 7/15/25	3,000	3,617

	PAR VALUE	VALUE
Maryland—2.2%
City of Baltimore,
Convention Center Sr. Series A (XLCA Insured) 5.250%, 9/1/22	$400	$411
5.250%, 9/1/23	1,500	1,535
Wastewater Project Series A 5.000%, 7/1/36	350	398
5.000%, 7/1/41	750	846
5.000%, 7/1/41	750	846
State Health & Higher Educational Facilities Authority,
Anne Arundel County Health System Series A, 6.750%, 7/1/29	2,015	2,433
Anne Arundel County Health System, 5.000%, 7/1/32	250	265

		6,734

Massachusetts—2.4%
Commonwealth Development Finance Agency, Partners HealthCare Series L 5.000%, 7/1/25	1,525	1,789
Commonwealth Health & Educational Facilities Authority, Harvard University Series A 5.500%, 11/15/36	2,000	2,411
Commonwealth School Building Authority,
Sr. Series A 5.000%, 8/15/30	835	976
Sr. Series B 5.000%, 10/15/35	1,000	1,142
Sr. Series B 5.000%, 10/15/41	1,000	1,130

		7,448

Michigan—3.0%
City of Detroit,
Water Supply System Series A (AGM insured) 5.000%, 7/1/23	4,750	5,046
Sewer Disposal Series Lien B (AGM Insured) 7.500%, 7/1/33	1,000	1,208
State of Michigan, Highway Improvements (AGM Insured) 5.250%, 9/15/19	1,015	1,176
University of Michigan Hospital Series A, Series A 0.160%, 12/1/37(2)	2,035	2,035

		9,465

Mississippi—0.8%
Jackson County, Pollution Control (Chevron U.S.A., Inc. Project) 0.160%, 6/1/23(2)	2,500	2,500

Missouri—3.9%
Metropolitan St. Louis District Sewer, Series A 5.750%, 5/1/38	2,000	2,255

	PAR VALUE	VALUE
Missouri—continued
State Health & Educational Facilities Authority,
Washington University Series D 0.160%, 9/1/30(2)	$2,000	$2,000
St Louis University Series B-2 0.160%, 10/1/35(2)	7,000	7,000
St Louis University Series A-2 0.160%, 10/1/35(2)	1,000	1,000

		12,255

Nebraska—0.8%
University of Nebraska – Lincoln,
Series A 5.000%, 7/1/22	1,000	1,169
Series A 5.250%, 7/1/34	1,250	1,411

		2,580

New Jersey—2.9%
State Economic Development Authority, (AGC Insured) 5.000%, 6/15/22	3,000	3,454
State Housing & Mortgage Finance Agency, 4.375%, 4/1/28	2,000	2,134
State Transportation Trust Fund Authority,
Series B 5.500%, 6/15/31	1,500	1,741
Series A 6.000%, 6/15/35	1,500	1,799

		9,128

New York—10.8%
City of New York, Series E-1, 6.250%, 10/15/28	1,000	1,216
Industrial Development Agency,
Queens Baseball Stadium Project
(AMBAC Insured) 5.000%, 1/1/20	900	947
(AGC Insured) 6.125%, 1/1/29	500	556
(AMBAC Insured) 5.000%, 1/1/31	470	474
(AGC Insured) 6.375%, 1/1/39	1,000	1,089
Municipal Water Finance Authority,
Water & Sewer Series A-09, 5.500%, 6/15/21	500	609
5.500%, 6/15/22	1,000	1,210
5.625%, 6/15/24	1,050	1,255
5.750%, 6/15/40	6,590	7,928
City of New York, Transitional Finance Authority,
Building Aid Sub-Series S-1A 5.000%, 7/15/25	1,000	1,174
5.250%, 7/15/37	4,000	4,534
Series B, 5.000%, 8/1/28	1,000	1,043
Hudson Yards Infrastructure Corp., Series A 5.750%, 2/15/47	1,400	1,608
Long Island Power Authority, Series A 5.000%, 9/1/42	1,300	1,411
Metropolitan Transportation Authority,
Series A 2.000%, 11/15/12	610	613
Series 2008C 6.250%, 11/15/23	3,140	3,970

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
New York—continued
State Dormitory Authority, Series A 5.000%, 12/15/30	$3,000	$3,505
State Thruway Authority, Series I 5.000%, 1/1/37	500	547

		33,689

North Carolina—0.4%
State Turnpike Authority, 5.000%, 7/1/36	1,000	1,112

North Dakota—0.4%
Barnes County North Public School District Building Authority, 4.250%, 5/1/27	1,330	1,356

Ohio—1.4%
City of Columbus School District, (AGM Insured) 5.000%, 12/1/19	500	580
City of Piqua School District,
3.500%, 12/1/31	500	494
3.625%, 12/1/32	750	746
New Albany Community Authority, Series C 5.000%, 10/1/24	1,250	1,439
State Higher Educational Facility Commission, University Hospital Health System Series A-09 Pre-refunded 1/15/15 @ $100 6.750%, 1/15/39	1,000	1,157

		4,416

Oklahoma—0.7%
State Turnpike Authority,
Second Sr. Series B 5.000%, 1/1/29	1,250	1,444
Second Sr. Series B 5.000%, 1/1/31	750	858

		2,302

Pennsylvania—2.5%
Chester County Health & Education Facilities Authority, Chester County Hospital Series A 6.750%, 7/1/31	1,000	1,001
Commonwealth Turnpike Commission Authority,
Sub-Series B 5.250%, 12/1/31	2,000	2,204
Sub-Series B2 0.000%, 12/1/34	1,750	1,628
Sub-Series E 0.000%, 12/1/38	2,000	1,829
Reading Area Water Authority, 5.250%, 12/1/36	1,000	1,088

		7,750

	PAR VALUE	VALUE
Puerto Rico—5.1%
Commonwealth Electric Power Authority, Series ZZ 5.250%, 7/1/22	$7,000	$7,811
Commonwealth Sales Tax Finance Corp.,
Pre-refunded 2/1/14 @ $100 Sub-Series A 6.125%, 8/1/29	85	93
Unrefunded Sub-Series A 6.125%, 8/1/29	2,915	3,091
First Sub-Series A 6.000%, 8/1/42	1,185	1,320
First Sub-Series A 6.500%, 8/1/44	3,000	3,472

		15,787

Texas—11.0%
Alamo Community College District, 4.000%, 8/15/37	2,820	2,855
Carrollton-Farmers Branch Independent School District, (PSF Guaranteed) 5.000%, 2/15/20	2,500	3,086
City of Corpus Christi, 5.000%, 3/1/28	3,060	3,543
City of San Antonio, Pre-refunded 2/1/15 @ $100 (AGM Insured) 5.000%, 2/1/23	3,000	3,346
Dallas Independent School District, (PSF Guaranteed) 5.250%, 2/15/30	1,850	2,082
Forney Independent School District,
Series A, (PSF Guaranteed) 5.750%, 8/15/33	750	888
Series A, (PSF Guaranteed) 6.000%, 8/15/37	2,000	2,392
Harris County Health Facilities Development Corp.,
Memorial Hermann Healthcare System Series B, 7.250%, 12/1/35	2,450	3,017
Baylor College of Medicine Series B, 0.170%, 11/15/47(2)	5,750	5,750
North Texas Municipal Water District, 4.000%, 9/1/30	3,000	3,132
State Municipal Gas Acquisition & Supply Corp.,
Sr. Lien Series D 6.250%, 12/15/26	1,580	1,879
BMI Index Rate 0.730%, 9/15/27(2)	3,000	2,405

		34,375

Vermont—1.1%
University of Vermont State Agricultural College, Series A 5.000%, 10/1/38	3,000	3,287

	PAR VALUE	VALUE
Virginia—0.7%
Commonwealth Housing Development Authority 3.625%, 3/1/32	$1,565	$1,571
Commonwealth University Health System Authority 4.750%, 7/1/41	500	539

		2,110

Washington—1.1%
State of Washington, Motor Vehicle Fuel Series B-1 5.000%, 8/1/25	3,000	3,576

Wyoming—4.2%
Lincoln County, Pollution Control (Exxon Project) 0.140%, 8/1/15(2)	4,600	4,600
Sublette County, Pollution Control (Exxon Project) 0.140%, 11/1/14(2)	2,600	2,600
Uinta County, Pollution Control (Chevron U.S.A., Inc. Project) 0.160%, 8/15/20(2)	5,920	5,920

		13,120
TOTAL MUNICIPAL BONDS (Identified Cost $284,747)		304,690
TOTAL LONG TERM INVESTMENTS—97.5%
(Identified Cost $284,747)		304,690

	SHARES	VALUE
SHORT-TERM INVESTMENTS—5.3%

Money Market Mutual Funds—5.3%
BlackRock Liquidity Funds MuniCash Portfolio – Institutional Shares (seven-day effective yield 0.120%)	16,396,046	$16,396
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,396)		16,396
TOTAL INVESTMENTS—102.8% (Identified Cost $301,143)		321,086	(1)
Other assets and liabilities, net—(2.8)%		(8,797)

NET ASSETS—100.0%		$312,289

.

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.
(3)

At June 30, 2012, 18% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Funds’ net assets.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Municipal Bonds	$304,690	$—	$304,690
Equity Securities:
Short-Term Investments	16,396	16,396	—

Total Investments	$321,086	$16,396	$304,690

There are no Level 3 (significant unobservable inputs) priced securities.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—6.9%
U.S. Treasury Bill
0.010%, 7/5/12(2)(3)	$30,000	$30,000
0.020%, 7/5/12(2)(3)	30,000	30,000
U.S. Treasury Note 0.625%, 6/30/12	12,500	12,500
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $72,500)		72,500

FEDERAL AGENCY SECURITIES—61.1%
FFCB
0.231%, 7/13/12 (8/13/2012(5))(2)(4)	14,500	14,503
0.223%, 7/16/12 (7/16/2012(5))(2)(4)	4,305	4,305
0.274%, 7/20/12 (9/20/2012(5))(2)(4)	20,000	20,003
0.225%, 7/24/12 (1/24/2013(5))(2)(4)	4,250	4,252
0.186%, 7/24/12 (1/28/2013(5))(2)(4)	7,150	7,145
0.196%, 7/3/12 (9/24/2012(5))(2)(4)	13,000	12,999
0.206%, 7/3/12 (2/20/2013(5))(2)(4)	14,000	13,992
0.230%, 7/2/12 (1/25/2013(5))(2)(4)	11,675	11,674
0.340%, 7/2/12 (7/13/2012(5))(2)(4)	6,600	6,600
0.165%, 11/20/12(3)	9,489	9,483
FHLB
0.220%, 7/2/12 (7/19/2012(5))(2)(4)	20,000	19,999
0.065%, 7/5/12(3)	15,000	15,000
0.080%, 7/5/12(3)	7,000	7,000
0.100%, 7/5/12(3)	6,500	6,500
0.060%, 7/10/12(3)	25,000	25,000
0.250%, 7/11/12	4,700	4,700
0.120%, 7/13/12(3)	10,000	10,000
0.260%, 7/16/12	5,000	5,000
0.070%, 7/18/12(3)	14,882	14,882
0.080%, 7/20/12(3)	6,700	6,700
0.100%, 7/24/12(3)	6,000	6,000
0.250%, 7/30/12	9,500	9,501
0.130%, 8/3/12(3)	7,538	7,537
0.120%, 8/10/12(3)	10,700	10,699
0.125%, 8/21/12(3)	4,200	4,199
4.500%, 9/14/12	8,000	8,070
0.130%, 9/28/12	10,000	10,000
0.125%, 10/25/12	20,000	19,999
0.165%, 11/9/12(3)	10,000	9,994
0.300%, 6/5/13	8,000	8,000
0.300%, 6/10/13	11,000	11,000
0.300%, 6/10/13	6,500	6,500
0.250%, 7/1/13	9,000	8,997
0.300%, 7/5/13	7,000	7,000

	PAR VALUE	VALUE
FHLMC
0.290%, 7/2/12 (10/12/2012(5))(2)(4)	$15,250	$15,252
0.080%, 7/9/12(3)	18,000	18,000
0.100%, 7/9/12(3)	10,000	10,000
0.030%, 7/10/12(3)	15,000	15,000
0.101%, 7/11/12(3)	3,500	3,500
5.125%, 7/15/12	20,830	20,867
0.155%, 10/1/12(3)	7,500	7,497
0.625%, 10/30/12	8,000	8,012
0.375%, 11/30/12	10,000	10,008
FNMA
0.380%, 7/2/12 (9/13/2012(5))(2)(4)	20,000	20,006
0.120%, 7/5/12(3)	8,400	8,400
0.256%, 7/5/12 (3/14/2013(5))(2)(4)	9,000	8,997
0.020%, 7/9/12(3)	15,000	15,000
0.050%, 7/11/12(3)	5,050	5,050
0.088%, 7/11/12(3)	20,000	20,000
0.274%, 7/20/12 (12/20/2012(5))(2)(4)	9,505	9,514
0.120%, 7/25/12(3)	9,000	8,999
0.140%, 7/25/12(3)	3,380	3,380
0.150%, 8/29/12(3)	10,000	9,999
0.150%, 10/1/12(3)	15,000	14,994
0.145%, 10/15/12(3)	5,000	4,999
0.160%, 11/7/12(3)	8,235	8,230
0.375%, 12/28/12	20,000	20,019
Overseas Private Investment Corp.
0.180%, 7/5/12 (11/15/13(5))(2)(4)	6,612	6,613
0.180%, 7/5/12 (6/28/28(5))(2)(4)	9,000	9,000
0.180%, 7/5/12 (10/20/17(5))(2)(4)	2,500	2,500
0.200%, 7/6/12 (6/15/17(5))(2)(4)	15,000	15,000
TOTAL FEDERAL AGENCY SECURITIES
(Identified Cost $646,069)		646,069

	PAR VALUE	VALUE
REPURCHASE AGREEMENTS—31.9%
Barclays Bank plc 0.140% dated 6/29/12 due 7/2/12, repurchase price $15,000 collateralized by U.S. Treasury Note, 0.875%, 2/28/17 market value $15,300	$15,000	$15,000
Goldman Sachs & Co. 0.160% dated 6/29/12 due 7/2/12, repurchase price $140,002 collateralized by FHLMC, FNMA, 3.50%-5.500%, 11/1/39-7/1/42 market value $142,800	140,000	140,000
Merrill Lynch, Pierce, Fenner & Smith 0.150% dated 6/29/12 due 7/2/12, repurchase price $182,509 collateralized by FNMA and FHLMC, 3.064%-5.00%, 1/1/32-6/1/42 market value $186,157	182,507	182,507
TOTAL REPURCHASE AGREEMENTS
(Identified Cost $337,507)		337,507
TOTAL INVESTMENTS—99.9%
(Identified Cost $1,056,076)		1,056,076	(1)
Other assets and liabilities, net—0.1%		635

NET ASSETS—100.0%		$1,056,711

Abbreviation Legend

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
plc	Public Limited Co.

Footnote Legend

(1)	Federal Income Tax Information: At June 30, 2012, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.
(3)	The rate shown is the discount rate.
(4)	The date shown represents next interest reset date.
(5)	Final maturity date.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 2 – Significant Observable Inputs
Debt Securities:
Federal Agency Securities	$646,069	$646,069
Repurchase Agreements	337,507	337,507
U.S. Government Securities	72,500	72,500

Total Investments	$1,056,076	$1,056,076

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—1.3%
U.S. Treasury Bill 0.625%, 6/30/12(4)	$7,500	$7,500
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $7,500)		7,500

COMMERCIAL PAPER(4)—25.2%
ConocoPhillips 0.120%, 7/13/12	10,800	10,800
Kells Funding Authority 0.250%, 7/6/12	15,000	15,000
Liberty Street Funding 0.150%, 7/5/12	10,000	10,000
Market Street Funding
0.200%, 7/17/12	5,700	5,699
0.240%, 8/24/12	7,000	6,998
MetLife
0.200%, 8/13/12	4,350	4,349
0.240%, 9/5/12	7,500	7,497
0.220%, 9/7/12	6,000	5,998
Old Line Funding LLC 0.150%, 7/2/12	15,000	15,000
Regency Markets No. 1 LLC
0.210%, 7/10/12	10,000	10,000
0.220%, 7/13/12	7,500	7,499
Salisbury Receivables LLC 0.150%, 7/2/12	10,000	10,000
Sheffield Receivables Corp. 0.200%, 7/11/12	10,000	9,999
Solitaire Funding LLC
0.230%, 7/25/12	10,000	9,998
0.340%, 8/1/12	10,000	9,997
Svenska Handelsbanken AB 0.540%, 9/6/12	7,500	7,493
TOTAL COMMERCIAL PAPER (Identified Cost $146,327)		146,327

FEDERAL AGENCY SECURITIES—4.8%
FHLB
0.300%, 6/5/13	4,000	4,000
0.300%, 6/10/13	3,500	3,500
0.300%, 6/10/13	5,500	5,500
0.300%, 7/5/13	3,000	3,000
FHLMC 0.050%, 7/16/12(4)	12,000	12,000
TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $28,000)		28,000

MEDIUM TERM NOTES—0.9%
General Electric Capital Corp. 3.500%, 8/13/12	5,277	5,295
TOTAL MEDIUM TERM NOTES (Identified Cost $5,295)		5,295

	PAR VALUE	VALUE
CERTIFICATES OF DEPOSIT—9.5%
Bank of Nova Scotia
0.310%, 10/19/12	$10,000	$10,000
0.330%, 12/13/12	9,000	9,000
Royal Bank of Canada 0.479%, 7/9/12(2)	15,000	15,000
Toronto Dominion Bank 0.466%, 8/2/12(2)	6,000	6,000
0.150%, 7/9/12	15,000	15,000
TOTAL CERTIFICATES OF DEPOSIT (Identified Cost $55,000)		55,000

TIME DEPOSITS—3.4%
DNB Nor Bank ASA 0.080%, 7/2/12	20,000	20,000
TOTAL TIME DEPOSITS (Identified Cost $20,000)		20,000

VARIABLE RATE DEMAND OBLIGATIONS—MUNICIPAL(2)(3)—9.0%

Florida—0.7%
JEA Water & Sewer System Series B-1, 0.160%, 7/6/12 (10/1/36(5))	4,035	4,035

Massachusetts—0.7%
Commonwealth of Massachusetts Series B, 0.180%, 7/2/12 (3/1/26(5))	4,150	4,150

Oregon—1.4%
Clackamas County Hospital Facility Authority, Legacy Health System Series B, 0.160%, 7/6/12 (6/1/37(5))	8,000	8,000

Texas—2.9%
Harris County Health Facilities Development Corp., Baylor College of Medicine Series A, 0.160%, 7/2/12 (11/15/47(5))	17,000	17,000

Utah—0.8%
State Housing Corp. 0.160%, 7/6/12 (1/1/40(5))	4,500	4,500

	PAR VALUE	VALUE
VARIABLE RATE DEMAND OBLIGATIONS—MUNICIPAL(2)(3)—continued

Wyoming—2.5%
Lincoln County, Pollution Control, Exxon Project 0.140%, 7/2/12 (8/1/15(5))	$3,300	$3,300
Uinta County, Pollution Control, Chevron U.S.A., Inc. Chevron U.S.A., Inc. Project Series 93 0.150%, 7/2/12 (8/15/20(5))	11,200	11,200

		14,500
TOTAL VARIABLE RATE DEMAND OBLIGATIONS—MUNICIPAL (Identified Cost $52,185)		52,185

MUNICIPAL BONDS—1.3%
State of Utah, Series A Pre-refunded @100 7/1/12 5.250%, 7/1/15	7,880	7,880
TOTAL MUNICIPAL BONDS (Identified Cost $7,880)		7,880

REPURCHASE AGREEMENTS—37.4%
Goldman Sachs & Co. 0.160% dated 6/29/12 due 7/2/12, repurchase price $110,001 collateralized by FHLMC, and FNMA, 3.00%-4.00%, 6/1/27-3/1/42 market value $112,200	110,000	110,000
Merrill Lynch, Pierce, Fenner & Smith 0.150% dated 6/29/12 due 7/2/12, repurchase price $106,917 collateralized by FHLMC and FNMA, 3.44%-4.00%, 4/1/26-1/1/40 market value $109,054	106,916	106,916
TOTAL REPURCHASE AGREEMENTS (Identified Cost $216,916)		216,916

See Notes to Financial Statements

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—7.1%
Goldman Sachs Financial Square Fund – Institutional Share (seven-day effective yield 0.190%)	20,557,384	$20,557
INVESCO Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.016%)	20,560,157	20,560
TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $41,117)		41,117
TOTAL INVESTMENTS—99.9% (Identified Cost $580,220)		580,220	(1)
Other assets and liabilities, net—0.1%		301

NET ASSETS—100.0%		$580,521

Abbreviations:

AB	Aktie Bolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
ASA	Allmennaksje selskap a public limited company
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

Footnote Legend:

(1)	Federal Income Tax Information: At June 30, 2012, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.
(3)	The date shown represents next interest reset date.
(4)	The rate shown is the discount rate.
(5)	Final maturity date.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Certificates Of Deposit	$55,000	$—	$55,000
Commercial Paper	146,327	—	146,327
Federal Agency Securities	28,000	—	28,000
Medium Term Notes	5,295	—	5,295
Municipal Bonds	7,880	—	7,880
Repurchase Agreements	216,916	—	216,916
Time Deposits	20,000	—	20,000
U.S. Government Securities	7,500	—	7,500
Variable Rate Demand Obligations—Municipal	52,185	—	52,185
Equity Securities:
Money Market Mutual Funds	41,117	41,117	—

Total Investments	$580,220	$41,117	$539,103

There are no Level 3 (significant unobservable inputs) priced securities.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
COMMERCIAL PAPER—17.0%

Michigan—4.4%
University of Michigan 0.150%, 7/20/12	$8,000	$8,000

Minnesota—2.2%
Regents of the University of Minnesota, Series 07-C, 0.150%, 7/17/12	4,000	4,000

New York—4.6%
Metropolitan Transportation Authority 0.180%, 7/19/12	8,420	8,420

North Carolina—4.1%
University of North Carolina Board of Governors 0.160%, 8/1/12	7,500	7,500

Virginia—1.7%
University of Virginia 0.200%, 7/9/12	3,000	3,000
TOTAL COMMERCIAL PAPER (Identified Cost $30,920)		30,920

VARIABLE RATE DEMAND OBLIGATIONS—MUNICIPAL(2)(3)—74.2%

Alaska—1.4%
City of Valdez, Exxon Pipeline Project, Series A 0.140%, 7/2/12 (12/1/33(4))	2,500	2,500

Connecticut—7.6%
State Health & Educational Facilities Authority, Yale University,
Series V-1, 0.140%, 7/2/12 (7/1/36(4))	3,200	3,200
Series Y-3, 0.140%, 7/2/12 (7/1/35(4))	2,500	2,500
Series U-2, 0.120%, 7/6/12 (7/1/33(4))	2,200	2,200
State Housing Finance Authority, Sub-Series F-2, 0.130%, 7/6/12 (11/15/30(4))	5,900	5,900

		13,800

Florida—4.6%
JEA Water & Sewer System, Series B-1, 0.160%, 7/6/12 (10/1/36(4))	8,400	8,400

Illinois—2.7%
State Finance Authority, Northwestern Memorial Healthcare Facilities Authority, Series C, 0.160%, 7/2/12 (11/15/33(4))	5,000	5,000

	PAR VALUE	VALUE

Indiana—2.7%
State Finance Authority, Ascension Series E-5, 0.160%, 7/6/12 (11/15/33)	$5,000	$5,000

Kansas—4.7%
State Department of Transportation,
Series C-3 0.160%, 7/6/12 (9/1/19(4))	3,500	3,500
Series C-3 0.130%, 7/6/12 (9/15/15(4))	5,000	5,000

		8,500

Maryland—2.2%
State Economic Development Corp., Howard Medical Institute Series A, 0.140%, 7/6/12 (2/15/43(4))	4,035	4,035

Mississippi—7.0%
Hospital Equipment & Facilities Authority, North Mississippi Health Services Series 97-1, 0.180%, 7/6/12 (5/15/27(4))	8,500	8,500
Jackson County, Pollution Control, Chevron USA Inc. Project Series 93, 0.160%, 7/2/12 (6/1/23(4))	4,130	4,130

		12,630

Missouri—2.8%
State Health & Educational Facilities Authority Washington University,
Series A, 0.180%, 7/2/12 (9/1/30(4))	2,100	2,100
Series A-1, 0.150%, 7/2/12 (10/1/35(4))	3,000	3,000

		5,100

New York—7.4%
City of New York, Sub-Series B-2, 0.180%, 7/2/12 (8/15/20(4))	3,000	3,000
City of New York, Municipal Water Finance Authority,
Water & Sewer Sub-Series B-2, 0.150%, 7/6/12 (6/15/24(4))	1,600	1,600
Water & Sewer Sub-Series B-4, 0.150%, 7/6/12 (6/15/23(4))	4,100	4,100
State Dormitory Authority, Royal Charter Properties Series A 0.130%, 7/6/12 (11/15/36(4))	4,690	4,690

		13,390

	PAR VALUE	VALUE

North Carolina—5.0%
City of Raleigh, 0.280%, 7/6/12 (6/1/34(4))	$4,510	$4,510
State Educational Facility Finance Agency, Duke University Project Series A, 0.120%, 7/6/12 (6/1/27(4))	4,550	4,550

		9,060

Oregon—3.2%
Clackamas County Hospital Facility Authority, Legacy Health System,
Series C, 0.160%, 7/6/12 (6/1/37(4))	4,700	4,700
Series A, 0.140%, 7/6/12 (6/1/37(4))	1,100	1,100

		5,800

Pennsylvania—3.5%
Commonwealth Housing Finance Agency, Building Development 0.140%, 7/6/12 (1/1/34(4))	6,280	6,280

Tennessee—0.5%
City of Chattanooga, Health, Educational and Housing Facility Board, Catholic Health Initiatives Series C, 0.170%, 7/6/12 (5/1/39(4))	1,000	1,000

Texas—7.9%
State Veterans Housing Assistance Program Fund 1, (VA Guaranteed) 0.140%, 7/6/12 (12/1/16(4))	6,305	6,305
University of Texas Revenues Financing System , Series B 0.110%, 7/6/12 (8/1/39(4))	4,000	4,000
University of Texas, Series B 0.110%, 7/6/12 (8/1/16(4))	4,000	4,000

		14,305

Utah—1.3%
City of Murray, Intermountain Healthcare Service, Inc. Series C, 0.170%, 7/2/12 (5/15/37(4))	2,300	2,300

Virginia—3.9%
Fairfax County Industrial Development Authority, Inova Health System Project, Series 10-A1, 0.300%, 7/6/12 (5/15/39(4))	5,000	5,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series A 0.130%, 7/6/12 (2/15/38(4))	2,000	2,000

		7,000

See Notes to Financial Statements

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Wyoming—5.8%
Lincoln County Pollution Control,
Exxon Project, 0.140%, 7/2/12 (8/1/15(4))	$2,000	$2,000
Series D, 0.140%, 7/2/12 (11/1/14(4))	4,000	4,000
Uinta County, Pollution Control,
Chevron U.S.A., Inc. Project Series 93, 0.160%, 7/2/12 (8/15/20(4))	3,000	3,000
Chevron U.S.A., Inc. Project, 0.160%, 7/2/12 (12/1/22(4))	1,500	1,500

		10,500
TOTAL VARIABLE RATE DEMAND OBLIGATIONS—MUNICIPAL (Identified Cost $134,600)		134,600

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—8.8%
Dreyfus Tax Exempt Cash Management Fund – Institutional Shares (seven-day effective yield 0.010%)	7,410,037	$7,410
Goldman Sachs Financial Square Tax-Free Money Market Fund (seven-day effective yield 0.010%)	8,518,832	8,519
TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $15,929)		15,929
TOTAL INVESTMENTS—100.0% (Identified Cost $181,449)		181,449	(1)
Other assets and liabilities, net—0.0%		12

NET ASSETS—100.0%		$181,461

Abbreviations:

VA	Department of Veterans Affairs

Footnote Legend

(1)	Federal Income Tax Information: At June 30, 2012, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.
(3)	The date shown represents next interest reset date.
(4)	Final maturity date.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Commercial Paper	$30,920	$—	$30,920
Variable Rate Demand Obligations—Municipal	134,600	—	134,600
Equity Securities:
Money Market Mutual Funds	15,929	15,929	—

Total Investments	$181,449	$15,929	$165,520

There are no Level 3 (significant unobservable inputs) priced securities.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

THIS PAGE INTENTIONALLY BLANK.

VIRTUS INSIGHT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2012 (Unaudited)

(Amounts reported in thousands except shares and per share amounts)

	Equity Funds
	Balanced Allocation Fund (Liquidation Basis)		Core Equity Fund	Emerging Markets Opportunities Fund	Value Equity Fund
Assets
Investment in securities at value(1)(5)	$79,641		$87,205	$4,288,460	$134,077
Foreign currency at value(2)	—		—	744	—
Cash	36		—	—	—
Receivables
Investment securities sold	—		—	19,091	—
Fund shares sold	14		96	52,567	1
Dividends and interest receivable	236		60	17,805	102
Tax reclaims	3		5	—	7
Trustee retainer	—	(3)	1	31	1
Prepaid expenses	1		27	133	33

Total assets	79,931		87,394	4,378,831	134,221

Liabilities
Cash overdraft	—		3	51	3
Payables
Fund shares repurchased	127		334	3,651	245
Investment securities purchased	937		—	14,236	—
Foreign capital gain taxes payable	—		—	5,840	—
Dividend distributions	—		—	—	—
Investment advisory fee	32		48	3,190	75
Distribution and service fees	3		4	255	2
Administration fee	8		9	435	14
Transfer agent fees and expenses	8		9	1,240	13
Trustees’ fees and expenses	—	(3)	— (3)	6	—	(3)
Professional fees	8		17	49	17
Net unrealized depreciation on forward currency contracts	—		—	—	—
Other accrued expenses	8		6	576	7

Total liabilities	1,131		430	29,529	376

Net Assets	$78,800		$86,964	$4,349,302	$133,845

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$72,858		$80,895	$4,083,937	$141,210
Accumulated undistributed net investment income (loss)	(18)		(2)	9,891	2
Accumulated undistributed net realized gain (loss)	(291)		(3,458)	5,473	(19,904)
Net unrealized appreciation (depreciation) on investments	6,251		9,529	250,001	12,537

Net Assets	$78,800		$86,964	$4,349,302	$133,845

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$14.48		$19.73	$9.39	$11.70

Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	4,910,742		3,367,262	363,465,806	10,735,942

Net Assets	$71,128		$66,447	$3,414,063	$125,623

Class A
Net asset value (net assets/shares outstanding) per share	$14.43		$19.42	$9.11	$11.81

Maximum offering price per share(4)	$15.31		$20.60	$9.67	$12.53

Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	466,032		1,025,327	88,418,613	676,209

Net Assets	$6,727		$19,911	$805,258	$7,985

Class C
Net asset value (net assets/shares outstanding) and offering price per share	$14.44		$19.08	$8.97	$11.76

Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	65,482		31,775	14,483,288	20,207

Net Assets	$945		$606	$129,981	$237

(1) Investments in securities at cost	$73,390		$77,676	$4,032,921	$121,540
(2) Foreign currency at cost	$—		$—	$700	$—
(3) Amount is less than $500.
(4) For Equity Funds maximum offering price per share is NAV/(1-5.75%), for Fixed Income Funds maximum offering price per share is NAV/(1-3.75%)

See Notes to Financial Statements

Fixed Income Funds				Money Market Funds
High Yield Income Fund		Low Duration Income Fund	Tax-Exempt Bond Fund	Insight Government Money Market Fund		Insight Money Market Fund		Insight Tax-Exempt Money Market Fund

$60,493		$58,022	$321,086	$1,056,076		$580,220		$181,449
6		—	—	—		—		—
—		1,062	723	20		7		1

1,288		2	9,000	—		—		—
12		293	1,004	1		77		—
1,102		384	3,292	722		330		20
—		—	—	—		—		—
—	(3)	1	2	8		4		1
25		37	47	60		44		24

62,926		59,801	335,154	1,056,887		580,682		181,495

2		—	—	—		—		—

5		146	473	—	(3)	1		—
1,654		1,488	21,963	—		—		—
—		—	—	—		—		—
12		26	149	11		2		1
22		14	81	95		45		5
1		16	54	—	(3)	1		1
7		7	34	31		16		5
4		13	65	4		35		1
—	(3)	— (3)	1	3		1		—	(3)
22		29	22	17		16		15
5		—	—	—		—		—
2		10	23	15		44		6

1,736		1,749	22,865	176		161		34

$61,190		$58,052	$312,289	$1,056,711		$580,521		$181,461

$73,885		$62,222	$295,137	$1,056,709		$580,521		$181,463
86		37	19	—		—		—
(14,901)		(4,119)	(2,810)	2		—	(3)	(2)
2,120		(88)	19,943	—		—		—

$61,190		$58,052	$312,289	$1,056,711		$580,521		$181,461

$10.82		$10.69	$11.41	$1.00		$1.00		$1.00

5,339,268		2,325,572	13,084,441	985,237,023		355,911,999		92,996,666

$57,762		$24,856	$149,315	$985,216		$355,582		$93,061

$10.85		$10.69	$11.41	$1.00		$1.00		$1.00

$11.27		$10.99	$11.73	$1.00		$1.00		$1.00

230,172		1,648,272	11,291,284	71,472,894		224,623,954		88,470,518

$2,496		$17,624	$128,873	$71,495		$224,939		$88,400

$10.83		$10.70	$11.42	$—		$—		$—

86,112		1,456,029	2,987,226	—		—		—

$932		$15,572	$34,101	$—		$—		$—

$58,369		$58,110	$301,143	$1,056,076		$580,220		$181,449
$6		$—	$—	$—		$—		$—

(5) Investments in securities at value includes repurchase agreements totaling $337,507 and $216,916 for the Insight Government Money Market Fund and the Insight Money Market Fund, respectively.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	Equity Funds
	Balanced Allocation Fund (Liquidation Basis)	Core Equity Fund	Emerging Markets Opportunities Fund	Value Equity Fund
Investment Income
Dividends	$466	$883	$65,336	$1,601
Interest	483	— (1)	2	1
Foreign taxes withheld	(7)	(9)	(2,292)	(14)

Total investment income	942	874	63,046	1,588

Expenses
Investment advisory fee	195	292	17,071	479
Distribution fees, Class I	17	17	694	32
Distribution and service fees, Class A	10	21	829	10
Distribution and service fees, Class C	5	2	515	1
Administration fee	51	55	2,324	90
Transfer agent fee and expenses	24	27	2,753	41
Custodian fees	6	3	1,480	3
Printing fees and expenses	3	2	290	3
Professional fees	6	14	47	14
Registration fees	43	18	85	19
Trustees fees and expenses	3	2	90	4
Miscellaneous expenses	5	3	94	5

Total expenses	368	456	26,272	701
Less expenses reimbursed by investment adviser and/(or) distributor	(17)	(17)	(694)	(32)

Net expenses	351	439	25,578	669

Net investment income (loss)	591	435	37,468	919

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	1,911	1,794	35,269	1,917
Net realized gain (loss) on foreign currency transactions	—	—	(5,073)	—
Net change in unrealized appreciation (depreciation) on investments	2,062	3,456	172,658	4,998
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	—	379	—
Net change in foreign taxes on unrealized capital gains	—	—	(5,573)	—

Net gain (loss) on investments	3,973	5,250	197,660	6,915

Net increase (decrease) in net assets resulting from operations	$4,564	$5,685	$235,128	$7,834

(1)	Amount is less than $500.
(2)	Includes realized loss of $(5) as a result of a redemption in kind. (See Note 13 in the Notes to Financial Statements)

See Notes to Financial Statements

Fixed Income Funds				Money Market Funds
High Yield Income Fund	Low Duration Income Fund		Tax-Exempt Bond Fund	Insight Government Money Market Fund	Insight Money Market Fund		Insight Tax-Exempt Money Market Fund

$19	$1		$4	$1	$46		$1
2,142	1,323		5,093	825	606		118
—	—		—	—	—		—

2,161	1,324		5,097	826	652		119

131	231		629	591	303		108
14	13		32	267	78		22
3	20		148	127	441		155
4	71		159	—	—		—
38	55		184	202	102		31
16	37		136	13	33		3
1	2		3	10	4		2
1	13		39	4	23		1
18	31		31	20	14		12
20	20		27	19	21		15
1	3		7	34	12		5
3	4		11	54	70		8

250	500		1,406	1,341	1,101		362
(14)	(89)		(214)	(576)	(507)		(252)

236	411		1,192	765	594		110

1,925	913		3,905	61	58		9

149	(63	)(2)	72	1	—	(1)	—
40	—		—	—	—		—
1,056	1,509		6,929	—	—		—
(13)	—		—	—	—		—
—	—		—	—	—		—

1,232	1,446		7,001	1	—		—

$3,157	$2,359		$10,906	$62	$58		$9

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Equity Funds
	Balanced Allocation Fund		Core Equity Fund
	Six Months Ended June 30, 2012 (Unaudited)(3)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$591	$1,052	$435	$568
Net realized gain (loss)	1,911	3,562	1,794	6,392
Net change in unrealized appreciation (depreciation)	2,062	(2,630)	3,456	(4,643)

Increase (decrease) in net assets resulting from operations	4,564	1,984	5,685	2,317

From Distributions to Shareholders
Net investment income, Class I	(545)	(957)	(403)	(460)
Net investment income, Class A	(52)	(96)	(97)	(65)
Net investment income, Class C	(3)	(5)	(1)	—
Net realized short-term gains, Class I	—	—	—	—
Net realized short-term gains, Class A	—	—	—	—
Net realized short-term gains, Class C	—	—	—	—
Net realized long-term gains, Class I	—	—	—	—
Net realized long-term gains, Class A	—	—	—	—
Net realized long-term gains, Class C	—	—	—	—

Decrease in net assets from distributions to shareholders	(600)	(1,058)	(501)	(525)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	3,864	3,312	916	(13,963)
Change in net assets from share transactions, Class A	(1,395)	(1,477)	6,007	2,847
Change in net assets from share transactions, Class C	— (1)	193	227	(75)

Increase (decrease) in net assets from share transactions	2,469	2,028	7,150	(11,191)

Net increase (decrease) in net assets	6,433	2,954	12,334	(9,399)

Net Assets
Beginning of period	72,367	69,413	74,630	84,029

End of period	$78,800	$72,367	$86,964	$74,630

Accumulated undistributed net investment income (loss) at end of period	$(18)	$(9)	$(2)	$64

(1)	Amount less than $500.
(2)	Includes realized loss of $(5) as a result of a redemption in kind. (See Note 13)
(3)	Liquidation Basis.

See Notes to Financial Statements

Equity Funds				Fixed Income Funds
Emerging Markets Opportunities Fund		Value Equity Fund		High Yield Income Fund		Low Duration Income Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011

$37,468	$22,173	$919	$1,422	$1,925	$3,569	$913		$2,298
30,196	(14,226)	1,917	10,474	189	835	(63	)(2)	674
167,464	(67,079)	4,998	(8,170)	1,043	(1,585)	1,509		(530)

235,128	(59,132)	7,834	3,726	3,157	2,819	2,359		2,442

(21,574)	(12,865)	(872)	(1,472)	(1,935)	(3,340)	(643)		(1,790)
(4,348)	(2,186)	(44)	(82)	(85)	(100)	(169)		(328)
(227)	(8)	(1)	— (1)	(26)	(30)	(95)		(182)
—	(15)	—	—	—	—	—		—
—	(4)	—	—	—	—	—		—
—	(1)	—	—	—	—	—		—
(1,415)	(14,197)	—	—	—	—	—		—
(348)	(3,477)	—	—	—	—	—		—
(57)	(531)	—	—	—	—	—		—

(27,969)	(33,284)	(917)	(1,554)	(2,046)	(3,470)	(907)		(2,300)

1,165,411	1,351,021	(1,695)	(11,765)	4,878	4,265	(41,370)		4,307
295,477	269,772	(590)	(1,785)	239	(90)	2,247		4,858
54,542	35,984	10	(63)	209	53	1,611		5,617

1,515,430	1,656,777	(2,275)	(13,613)	5,326	4,228	(37,512)		14,782

1,722,589	1,564,361	4,642	(11,441)	6,437	3,577	(36,060)		14,924

2,626,713	1,062,352	129,203	140,644	54,753	51,176	94,112		79,188

$4,349,302	$2,626,713	$133,845	$129,203	$61,190	$54,753	$58,052		$94,112

$9,891	$(1,428)	$2	$—	$86	$207	$37		$31

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Fixed Income Funds		Money Market Funds
	Tax-Exempt Bond Fund		Insight Government Money Market Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$3,905	$5,926	$61	$98
Net realized gain (loss)	72	87	1	8
Net change in unrealized appreciation (depreciation)	6,929	9,644	—	—

Increase (decrease) in net assets resulting from operations	10,906	15,657	62	106

From Distributions to Shareholders
Net investment income, Class I	(1,945)	(2,118)	(57)	(90)
Net investment income, Class A	(1,639)	(3,198)	(4)	(11)
Net investment income, Class C	(321)	(609)	—	—
Net realized short-term gains, Class I	—	—	—	(4)
Net realized short-term gains, Class A	—	—	—	— (1)
Net realized short-term gains, Class C	—	—	—	—
Net realized long-term gains, Class C	—	—	—	—

Decrease in net assets from distributions to shareholders	(3,905)	(5,925)	(61)	(105)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	52,061	43,965	(354,501)	1,217,332
Change in net assets from share transactions, Class A	17,868	24,612	(995)	(83,727)
Change in net assets from share transactions, Class C	4,617	9,569	—	—

Increase (decrease) in net assets from share transactions	74,546	78,146	(355,496)	1,133,605

Net increase (decrease) in net assets	81,547	87,878	(355,495)	1,133,606

Net Assets
Beginning of period	230,742	142,864	1,412,206	278,600

End of period	$312,289	$230,742	$1,056,711	$1,412,206

Accumulated undistributed net investment income (loss) at end of period	$19	$19	$—	$—

(1) Amount less than $500.

See Notes to Financial Statements

Money Market Funds
Insight Money Market Fund		Insight Tax-Exempt Money Market Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$58	$773	$9	$40
— (1)	19	—	— (1)
—	—	—	—

58	792	9	40

(45)	(742)	(5)	(31)
(13)	(31)	(4)	(11)
—	—	—	—
—	(21)	—	—
—	(12)	—	—
—	—	—	—
—	—	—	—

(58)	(806)	(9)	(42)

(20,892)	(1,159,699)	6,460	(517,607)
(101,764)	(57,221)	(4,396)	(19,811)
—	—	—	—

(122,656)	(1,216,920)	2,064	(537,418)

(122,656)	(1,216,934)	2,064	(537,420)

703,177	1,920,111	179,397	716,817

$580,521	$703,177	$181,461	$179,397

$—	$—	$—	$—

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Balanced Allocation Fund

Class I
1/1/12 to 6/30/12(8)(9)	$13.73	0.10	0.76	0.86	(0.11)	—	(0.11)	$14.48	6.35	%(7)	$71,128	0.86	%(6)	0.91	%(6)	1.55	%(6)	32	%(7)
1/1/11 to 12/31/11	13.58	0.21	0.15	0.36	(0.21)	—	(0.21)	13.73	2.71		63,750	0.85		0.90		1.55		70
1/1/10 to 12/31/10	12.10	0.23	1.48	1.71	(0.23)	—	(0.23)	13.58	14.28		59,643	0.84		0.89		1.80		73
1/1/09 to 12/31/09	10.46	0.24	1.64	1.88	(0.24)	—	(0.24)	12.10	18.28		52,601	0.82		0.87		2.20		58
1/1/08 to 12/31/08	14.30	0.29	(3.84)	(3.55)	(0.29)	—	(0.29)	10.46	(25.10)		46,545	0.83		0.88		2.28		55
1/1/07 to 12/31/07	15.00	0.34	0.63	0.97	(0.35)	(1.32)	(1.67)	14.30	6.48		71,603	0.77		0.82		2.18		71

Class A
1/1/12 to 6/30/12(8)	$13.69	0.09	0.74	0.83	(0.09)	—	(0.09)	$14.43	6.17	%(7)	$6,727	1.10	%(6)	1.10	%(6)	1.31	%(6)	32	%(7)
1/1/11 to 12/31/11	13.53	0.18	0.16	0.34	(0.18)	—	(0.18)	13.69	2.53		7,717	1.10		1.10		1.30		70
1/1/10 to 12/31/10	12.07	0.19	1.47	1.66	(0.20)	—	(0.20)	13.53	13.88		9,064	1.09		1.09		1.55		73
1/1/09 to 12/31/09	10.42	0.21	1.66	1.87	(0.22)	—	(0.22)	12.07	18.16		7,864	1.07		1.07		1.95		58
1/1/08 to 12/31/08	14.26	0.26	(3.84)	(3.58)	(0.26)	—	(0.26)	10.42	(25.35)		7,050	1.08		1.08		2.02		55
1/1/07 to 12/31/07	14.96	0.30	0.63	0.93	(0.31)	(1.32)	(1.63)	14.26	6.16		11,646	1.02		1.02		1.93		71

Class C
1/1/12 to 6/30/12(8)	$13.69	0.04	0.75	0.79	(0.04)	—	(0.04)	$14.44	5.76	%(7)	$945	1.86	%(6)	1.86	%(6)	0.55	%(6)	32	%(7)
1/1/11 to 12/31/11	13.53	0.08	0.16	0.24	(0.08)	—	(0.08)	13.69	1.75		900	1.85		1.85		0.55		70
1/1/10 to 12/31/10	12.07	0.10	1.47	1.57	(0.11)	—	(0.11)	13.53	13.04		706	1.84		1.84		0.79		73
1/1/09 to 12/31/09	10.42	0.13	1.66	1.79	(0.14)	—	(0.14)	12.07	17.31		454	1.82		1.82		1.22		58
1/1/08 to 12/31/08	14.26	0.16	(3.84)	(3.68)	(0.16)	—	(0.16)	10.42	(25.93)		498	1.83		1.83		1.33		55
1/1/07 to 12/31/07	14.96	0.18	0.63	0.81	(0.19)	(1.32)	(1.51)	14.26	5.45		321	1.78		1.78		1.19		71
Core Equity Fund
Class I
1/1/12 to 6/30/12(8)	$18.44	0.11	1.30	1.41	(0.12)	—	(0.12)	$19.73	7.66	%(7)	$66,447	1.00	%(6)	1.05	%(6)	1.10	%(6)	22	%(7)
1/1/11 to 12/31/11	18.00	0.14	0.44	0.58	(0.14)	—	(0.14)	18.44	3.19		61,217	1.02		1.07		0.78		72
1/1/10 to 12/31/10	16.33	0.07	1.68	1.75	(0.08)	—	(0.08)	18.00	10.76		73,321	1.02		1.07		0.44		122
1/1/09 to 12/31/09	13.64	0.08	2.69	2.77	(0.08)	—	(0.08)	16.33	20.41		81,239	0.97		1.02		0.58		83
1/1/08 to 12/31/08	20.84	0.13	(7.01)	(6.88)	(0.12)	(0.20)	(0.32)	13.64	(33.36)		76,658	0.95		1.00		0.73		68
1/1/07 to 12/31/07	21.85	0.21	1.32	1.53	(0.22)	(2.32)	(2.54)	20.84	7.06		124,328	0.91		0.96		0.91		58

Class A
1/1/12 to 6/30/12(8)	$18.14	0.08	1.30	1.38	(0.10)	—	(0.10)	$19.42	7.59	%(7)	$19,911	1.25	%(6)	1.25	%(6)	0.84	%(6)	22	%(7)
1/1/11 to 12/31/11	17.72	0.09	0.42	0.51	(0.09)	—	(0.09)	18.14	2.94		13,060	1.28		1.28		0.51		72
1/1/10 to 12/31/10	16.07	0.03	1.66	1.69	(0.04)	—	(0.04)	17.72	10.48		10,277	1.27		1.27		0.20		122
1/1/09 to 12/31/09	13.42	0.05	2.65	2.70	(0.05)	—	(0.05)	16.07	20.16		9,121	1.22		1.22		0.32		83
1/1/08 to 12/31/08	20.51	0.08	(6.89)	(6.81)	(0.08)	(0.20)	(0.28)	13.42	(33.54)		5,943	1.20		1.20		0.47		68
1/1/07 to 12/31/07	21.53	0.15	1.31	1.46	(0.16)	(2.32)	(2.48)	20.51	6.81		10,265	1.16		1.16		0.66		58

Class C
1/1/12 to 6/30/12(8)	$17.83	0.01	1.26	1.27	(0.02)	—	(0.02)	$19.08	7.20	%(7)	$606	2.00	%(6)	2.00	%(6)	0.10	%(6)	22	%(7)
1/1/11 to 12/31/11	17.45	(0.04)	0.42	0.38	—	—	—	17.83	2.12		353	2.02		2.02		(0.22)		72
1/1/10 to 12/31/10	15.91	(0.09)	1.63	1.54	—	—	—	17.45	9.68		431	2.02		2.02		(0.57)		122
1/1/09 to 12/31/09	13.36	(0.06)	2.61	2.55	—	—	—	15.91	19.27		486	1.97		1.97		(0.41)		83
1/1/08 to 12/31/08	20.44	(0.04)	(6.84)	(6.88)	—	(0.20)	(0.20)	13.36	(34.04)		617	1.95		1.95		(0.23)		68
1/1/07 to 12/31/07	21.49	(0.02)	1.31	1.29	(0.02)	(2.32)	(2.34)	20.44	6.00		251	1.92		1.92		(0.10)		58

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Emerging Markets
Opportunities Fund
Class I
1/1/12 to 6/30/12(8)	$8.70	0.10		0.65	0.75	(0.06)	— (3)	(0.06)	$9.39	8.70	%(7)	$3,414,063	1.37	%(6)	1.42	%(6)	2.18	%(6)	20	%(7)
1/1/11 to 12/31/11	9.10	0.12		(0.38)	(0.26)	(0.07)	(0.07)	(0.14)	8.70	(2.92)		2,082,147	1.36		1.41		1.34		29
1/1/10 to 12/31/10	7.17	0.10		1.91	2.01	(0.08)	— (3)	(0.08)	9.10	28.15		801,366	1.41		1.46		1.25		33
1/1/09 to 12/31/09	4.90	0.10		2.26	2.36	(0.09)	—	(0.09)	7.17	48.52		232,325	1.47		1.52		1.64		50
1/1/08 to 12/31/08	10.08	0.06		(4.43)	(4.37)	(0.11)	(0.70)	(0.81)	4.90	(45.90)		63,699	1.54		1.59		0.77		126
1/1/07 to 12/31/07	12.34	0.15		3.62	3.77	(0.09)	(5.94)	(6.03)	10.08	37.39		199,197	1.34		1.39		1.22		92

Class A
1/1/12 to 6/30/12(8)	$8.44	0.09		0.63	0.72	(0.05)	— (3)	(0.05)	$9.11	8.60	%(7)	$805,258	1.62	%(6)	1.62	%(6)	1.97	%(6)	20	%(7)
1/1/11 to 12/31/11	8.83	0.09		(0.37)	(0.28)	(0.04)	(0.07)	(0.11)	8.44	(3.13)		474,368	1.61		1.61		1.09		29
1/1/10 to 12/31/10	6.96	0.07		1.86	1.93	(0.06)	— (3)	(0.06)	8.83	27.82		224,015	1.66		1.66		0.87		33
1/1/09 to 12/31/09	4.76	0.08		2.20	2.28	(0.08)	—	(0.08)	6.96	48.12		42,658	1.72		1.72		1.34		50
1/1/08 to 12/31/08	9.80	0.05		(4.30)	(4.25)	(0.09)	(0.70)	(0.79)	4.76	(46.04)		11,281	1.79		1.79		0.65		126
1/1/07 to 12/31/07	12.14	0.09		3.57	3.66	(0.06)	(5.94)	(6.00)	9.80	37.16		11,616	1.60		1.60		0.77		92

Class C
1/1/12 to 6/30/12(8)	$8.31	0.06		0.62	0.68	(0.02)	— (3)	(0.02)	$8.97	8.18	%(7)	$129,981	2.37	%(6)	2.37	%(6)	1.26	%(6)	20	%(7)
1/1/11 to 12/31/11	8.72	0.03		(0.37)	(0.34)	— (3)	(0.07)	(0.07)	8.31	(3.77)		70,198	2.36		2.36		0.36		29
1/1/10 to 12/31/10	6.90	—	(3)	1.85	1.85	(0.03)	— (3)	(0.03)	8.72	26.88		36,971	2.41		2.41		0.03		33
1/1/09 to 12/31/09	4.72	0.02		2.19	2.21	(0.03)	—	(0.03)	6.90	47.29		4,206	2.49		2.49		0.30		50
1/1/08 to 12/31/08	9.69	—	(3)	(4.23)	(4.23)	(0.04)	(0.70)	(0.74)	4.72	(46.50)		307	2.54		2.54		(0.05)		126
1/1/07 to 12/31/07	12.14	—	(3)	3.55	3.55	(0.06)	(5.94)	(6.00)	9.69	35.89		373	2.35		2.35		0.01		92
Value Equity Fund
Class I
1/1/12 to 6/30/12(8)	$11.11	0.08		0.59	0.67	(0.08)	—	(0.08)	$11.70	6.03	%(7)	$125,623	0.96	%(6)	1.01	%(6)	1.36	%(6)	32	%(7)
1/1/11 to 12/31/11	10.96	0.12		0.16	0.28	(0.13)	—	(0.13)	11.11	2.62		120,862	0.98		1.03		1.07		65
1/1/10 to 12/31/10	9.73	0.09		1.24	1.33	(0.10)	—	(0.10)	10.96	13.71		130,651	0.97		1.02		0.88		74
1/1/09 to 12/31/09	8.49	0.11		1.25	1.36	(0.12)	—	(0.12)	9.73	16.24		150,822	0.92		0.97		1.33		64
1/1/08 to 12/31/08	13.94	0.16		(5.05)	(4.89)	(0.15)	(0.41)	(0.56)	8.49	(36.26)		150,922	0.90		0.95		1.37		56
1/1/07 to 12/31/07	14.66	0.18		1.27	1.45	(0.18)	(1.99)	(2.17)	13.94	10.10		272,426	0.87		0.92		1.13		55

Class A
1/1/12 to 6/30/12(8)	$11.21	0.07		0.60	0.67	(0.07)	—	(0.07)	$11.81	5.94	%(7)	$7,985	1.21	%(6)	1.21	%(6)	1.11	%(6)	32	%(7)
1/1/11 to 12/31/11	11.06	0.10		0.16	0.26	(0.11)	—	(0.11)	11.21	2.34		8,123	1.23		1.23		0.92		65
1/1/10 to 12/31/10	9.82	0.06		1.25	1.31	(0.07)	—	(0.07)	11.06	13.41		9,739	1.22		1.22		0.62		74
1/1/09 to 12/31/09	8.57	0.09		1.26	1.35	(0.10)	—	(0.10)	9.82	15.92		13,106	1.17		1.17		1.10		64
1/1/08 to 12/31/08	14.06	0.13		(5.09)	(4.96)	(0.12)	(0.41)	(0.53)	8.57	(36.39)		15,946	1.15		1.15		1.14		56
1/1/07 to 12/31/07	14.77	0.14		1.28	1.42	(0.14)	(1.99)	(2.13)	14.06	9.82		22,330	1.12		1.12		0.88		55

Class C
1/1/12 to 6/30/12(8)	$11.16	0.02		0.60	0.62	(0.02)	—	(0.02)	$11.76	5.58	%(7)	$237	1.96	%(6)	1.96	%(6)	0.36	%(6)	32	%(7)
1/1/11 to 12/31/11	11.02	0.02		0.15	0.17	(0.03)	—	(0.03)	11.16	1.51		218	1.98		1.98		0.14		65
1/1/10 to 12/31/10	9.79	(0.01)		1.25	1.24	(0.01)	—	(0.01)	11.02	12.68		254	1.97		1.97		(0.13)		74
1/1/09 to 12/31/09	8.56	0.03		1.24	1.27	(0.04)	—	(0.04)	9.79	14.96		216	1.92		1.92		0.39		64
1/1/08 to 12/31/08	14.04	0.04		(5.08)	(5.04)	(0.03)	(0.41)	(0.44)	8.56	(36.87)		406	1.90		1.90		0.36		56
1/1/07 to 12/31/07	14.76	0.02		1.27	1.29	(0.02)	(1.99)	(2.01)	14.04	8.92		691	1.87		1.87		0.12		55

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
High Yield Income Fund
Class I
1/1/12 to 6/30/12(8)	$10.60	0.36	0.23	0.59	(0.37)	—	(0.37)	$10.82	5.66	%(7)	$57,762	0.79	%(6)	0.84	%(6)	6.61	%(6)	12	%(7)
1/1/11 to 12/31/11	10.74	0.73	(0.16)	0.57	(0.71)	—	(0.71)	10.60	5.47		51,829	0.78		0.83		6.84		29
1/1/10 to 12/31/10	10.19	0.76	0.53	1.29	(0.74)	—	(0.74)	10.74	13.24		48,212	0.91		0.96		7.30		62
1/1/09 to 12/31/09	8.45	0.84	1.74	2.58	(0.84)	—	(0.84)	10.19	31.67		43,061	0.79		0.84		8.91		117
1/1/08 to 12/31/08	11.87	0.88	(3.42)	(2.54)	(0.88)	—	(0.88)	8.45	(22.44)		31,932	0.83		0.88		8.33		121
1/1/07 to 12/31/07	12.45	0.89	(0.58)	0.31	(0.89)	—	(0.89)	11.87	2.52		47,958	0.74		0.79		7.22		117

Class A
1/1/12 to 6/30/12(8)	$10.63	0.34	0.24	0.58	(0.36)	—	(0.36)	$10.85	5.42	%(7)	$2,496	1.04	%(6)	1.04	%(6)	6.37	%(6)	12	%(7)
1/1/11 to 12/31/11	10.75	0.71	(0.15)	0.56	(0.68)	—	(0.68)	10.63	5.39		2,214	1.02		1.02		6.58		29
1/1/10 to 12/31/10	10.20	0.73	0.53	1.26	(0.71)	—	(0.71)	10.75	12.84		2,303	1.16		1.16		6.92		62
1/1/09 to 12/31/09	8.45	0.81	1.75	2.56	(0.81)	—	(0.81)	10.20	31.60		840	1.06		1.06		8.90		117
1/1/08 to 12/31/08	11.87	0.85	(3.42)	(2.57)	(0.85)	—	(0.85)	8.45	(22.63)		3,550	1.08		1.08		8.09		121
1/1/07 to 12/31/07	12.45	0.86	(0.58)	0.28	(0.86)	—	(0.86)	11.87	2.34		5,390	0.99		0.99		7.01		117

Class C
1/1/12 to 6/30/12(8)	$10.61	0.30	0.24	0.54	(0.32)	—	(0.32)	$10.83	5.14	%(7)	$932	1.79	%(6)	1.79	%(6)	5.63	%(6)	12	%(7)
1/1/11 to 12/31/11	10.74	0.63	(0.16)	0.47	(0.60)	—	(0.60)	10.61	4.52		710	1.78		1.78		5.85		29
1/1/10 to 12/31/10	10.19	0.65	0.53	1.18	(0.63)	—	(0.63)	10.74	12.01		661	1.91		1.91		6.27		62
1/1/09 to 12/31/09	8.45	0.74	1.74	2.48	(0.74)	—	(0.74)	10.19	30.49		382	1.79		1.79		7.75		117
1/1/08 to 12/31/08	11.87	0.78	(3.42)	(2.64)	(0.78)	—	(0.78)	8.45	(23.21)		117	1.84		1.84		7.37		121
1/1/07 to 12/31/07	12.45	0.77	(0.58)	0.19	(0.77)	—	(0.77)	11.87	1.50		140	1.74		1.74		6.26		117
Low Duration Income
Fund
Class I
1/1/12 to 6/30/12(8)	$10.54	0.13	0.14	0.27	(0.12)	—	(0.12)	$10.69	2.61	%(7)	$24,856	0.76	%(6)(10)	0.98	%(6)	2.40	%(6)	50	%(7)(11)
1/1/11 to 12/31/11	10.51	0.31	0.03	0.34	(0.31)	—	(0.31)	10.54	3.25		65,206	0.70		0.93		2.91		47
1/1/10 to 12/31/10	10.21	0.40	0.30	0.70	(0.40)	—	(0.40)	10.51	6.93		60,777	0.70		0.91		3.81		49
1/1/09 to 12/31/09	9.41	0.44	0.80	1.24	(0.44)	—	(0.44)	10.21	13.39		80,733	0.70		0.83		4.46		21
1/1/08 to 12/31/08	10.05	0.43	(0.64)	(0.21)	(0.43)	—	(0.43)	9.41	(2.16)		116,639	0.70		0.80		4.36		46
1/1/07 to 12/31/07	10.03	0.43	0.02	0.45	(0.43)	—	(0.43)	10.05	4.59		214,669	0.70		0.77		4.30		35

Class A
1/1/12 to 6/30/12(8)	$10.54	0.11	0.15	0.26	(0.11)	—	(0.11)	$10.69	2.58	%(7)	$17,624	1.02	%(6)(10)	1.21	%(6)	2.11	%(6)	50	%(7)(11)
1/1/11 to 12/31/11	10.51	0.28	0.03	0.31	(0.28)	—	(0.28)	10.54	2.99		15,145	0.95		1.13		2.62		47
1/1/10 to 12/31/10	10.20	0.37	0.31	0.68	(0.37)	—	(0.37)	10.51	6.77		10,273	0.95		1.12		3.52		49
1/1/09 to 12/31/09	9.41	0.41	0.79	1.20	(0.41)	—	(0.41)	10.20	13.00		8,176	0.95		1.03		4.08		21
1/1/08 to 12/31/08	10.05	0.41	(0.64)	(0.23)	(0.41)	—	(0.41)	9.41	(2.41)		3,996	0.95		1.00		4.13		46
1/1/07 to 12/31/07	10.03	0.41	0.02	0.43	(0.41)	—	(0.41)	10.05	4.33		4,526	0.95		0.97		4.05		35

Class C
1/1/12 to 6/30/12(8)	$10.54	0.07	0.16	0.23	(0.07)	—	(0.07)	$10.70	2.20	%(7)	$15,572	1.77	%(6)(10)	1.96	%(6)	1.36	%(6)	50	%(7)(11)
1/1/11 to 12/31/11	10.51	0.20	0.03	0.23	(0.20)	—	(0.20)	10.54	2.23		13,761	1.70		1.88		1.86		47
1/1/10 to 12/31/10	10.21	0.29	0.30	0.59	(0.29)	—	(0.29)	10.51	5.88		8,138	1.70		1.87		2.76		49
1/1/09 to 12/31/09	9.41	0.34	0.80	1.14	(0.34)	—	(0.34)	10.21	12.26		5,121	1.70		1.78		3.29		21
1/1/08 to 12/31/08	10.05	0.33	(0.64)	(0.31)	(0.33)	—	(0.33)	9.41	(3.13)		1,350	1.70		1.76		3.44		46
1/1/07 to 12/31/07	10.03	0.34	0.01	0.35	(0.33)	—	(0.33)	10.05	3.56		321	1.70		1.72		3.34		35

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)		Total From Investment Operations		Dividends From Net Investment Income	Distributions From Net Realized Gains		Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Tax-Exempt Bond Fund
Class I
1/1/12 to 6/30/12(8)	$11.10	0.17		0.31		0.48		(0.17)	—		(0.17)	$11.41	4.34	%(7)	$149,315	0.63	%(6)(10)	0.81	%(6)	3.00	%(6)	12	%(7)
1/1/11 to 12/31/11	10.38	0.41		0.74		1.15		(0.43)	—		(0.43)	11.10	11.36		94,228	0.57		0.77		3.78		59
1/1/10 to 12/31/10	10.55	0.43		(0.17)		0.26		(0.43)	—		(0.43)	10.38	2.39		47,202	0.60		0.82		3.99		36
1/1/09 to 12/31/09	9.32	0.45		1.23		1.68		(0.45)	—		(0.45)	10.55	18.26		25,394	0.60		0.78		4.46		91
1/1/08 to 12/31/08	10.36	0.45		(1.03)		(0.58)		(0.45)	(0.01)		(0.46)	9.32	(5.62)		41,662	0.60		0.75		4.49		111
1/1/07 to 12/31/07	10.49	0.44		(0.09)		0.35		(0.44)	(0.04)		(0.48)	10.36	3.45		69,482	0.60		0.72		4.21		71

Class A
1/1/12 to 6/30/12(8)	$11.10	0.16		0.31		0.47		(0.16)	—		(0.16)	$11.41	4.21	%(7)	$128,873	0.88	%(6)(10)	1.01	%(6)	2.77	%(6)	12	%(7)
1/1/11 to 12/31/11	10.38	0.39		0.74		1.13		(0.41)	—		(0.41)	11.10	10.98		107,873	0.81		0.98		3.62		59
1/1/10 to 12/31/10	10.55	0.40		(0.17)		0.23		(0.40)	—		(0.40)	10.38	2.23		77,853	0.85		1.01		3.74		36
1/1/09 to 12/31/09	9.32	0.43		1.23		1.66		(0.43)	—		(0.43)	10.55	17.96		59,226	0.85		0.98		4.19		91
1/1/08 to 12/31/08	10.36	0.42		(1.02)		(0.60)		(0.43)	(0.01)		(0.44)	9.32	(5.85)		49,160	0.85		0.95		4.25		111
1/1/07 to 12/31/07	10.50	0.41		(0.09)		0.32		(0.41)	(0.05)		(0.46)	10.36	3.09		60,147	0.85		0.93		3.96		71

Class C
1/1/12 to 6/30/12(8)	$11.10	0.11		0.32		0.43		(0.11)	—		(0.11)	$11.42	3.92	%(7)	$34,101	1.63	%(6)(10)	1.76	%(6)	2.02	%(6)	12	%(7)
1/1/11 to 12/31/11	10.38	0.31		0.74		1.05		(0.33)	—		(0.33)	11.10	10.15		28,641	1.54		1.70		2.91		59
1/1/10 to 12/31/10	10.56	0.32		(0.18)		0.14		(0.32)	—		(0.32)	10.38	1.37		17,809	1.60		1.77		2.96		36
1/1/09 to 12/31/09	9.33	0.35		1.23		1.58		(0.35)	—		(0.35)	10.56	17.18		6,175	1.60		1.72		3.33		91
1/1/08 to 12/31/08	10.36	0.35		(1.02)		(0.67)		(0.35)	(0.01)		(0.36)	9.33	(6.57)		1,469	1.60		1.70		3.56		111
1/1/07 to 12/31/07	10.50	0.34		(0.10)		0.24		(0.33)	(0.05)		(0.38)	10.36	2.33		749	1.60		1.68		3.26		71
Insight Government
Money Market Fund
Class I
1/1/12 to 6/30/12(8)	$1.00	—	(3)	—	(3)	—	(3)	— (3)	—		— (3)	$1.00	0.01	%(7)	$985,216	0.13	%(6)	0.22	%(6)	0.01	%(6)	N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	— (3)	—	(3)	— (3)	1.00	0.01		1,339,716	0.11		0.22		0.01		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	— (3)	—	(3)	— (3)	1.00	0.06		122,384	0.23		0.28		0.05		N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	— (3)	—	(3)	— (3)	1.00	0.30		131,990	0.24		0.29		0.31		N/A
1/1/08 to 12/31/08	1.00	0.02		—	(3)	0.02		(0.02)	—		(0.02)	1.00	2.25		428,314	0.21		0.26		2.12		N/A
1/1/07 to 12/31/07	1.00	0.05		—	(3)	0.05		(0.05)	—	(3)	(0.05)	1.00	5.07		279,393	0.19		0.24		4.94		N/A

Class A
1/1/12 to 6/30/12(8)	$1.00	—	(3)	—	(3)	—	(3)	— (3)	—		— (3)	$1.00	0.00	%(7)	$71,495	0.14	%(6)	0.52	%(6)	0.01	%(6)	N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	— (3)	—	(3)	— (3)	1.00	0.01		72,490	0.12		0.53		0.01		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	— (3)	—	(3)	— (3)	1.00	0.02		156,216	0.26		0.58		0.01		N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	— (3)	—	(3)	— (3)	1.00	0.09		168,054	0.46		0.59		0.09		N/A
1/1/08 to 12/31/08	1.00	0.02		—	(3)	0.02		(0.02)	—		(0.02)	1.00	1.89		229,729	0.56		0.56		1.84		N/A
1/1/07 to 12/31/07	1.00	0.05		—		0.05		(0.05)	—	(3)	(0.05)	1.00	4.71		207,943	0.54		0.54		4.59		N/A

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)		Total From Investment Operations		Dividends From Net Investment Income		Distributions From Net Realized Gains		Total Distributions		Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Insight Money
Market Fund
Class I
1/1/12 to 6/30/12(8)	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	$1.00	0.01	%(7)	$355,582	0.20	%(6)	0.26	%(6)	0.03	%(6)	N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.06%		376,475	0.19		0.24		0.08		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.15	(4)	1,536,180	0.19		0.24		0.14		N/A
1/1/09 to 12/31/09	1.00	0.01		—	(3)	0.01		(0.01)		—	(3)	(0.01)		1.00	0.62	(4)	2,054,581	0.23		0.28		0.52		N/A
1/1/08 to 12/31/08	1.00	0.03		—	(3)(5)	0.03		(0.03)		—		(0.03)		1.00	2.82	(5)	1,619,040	0.19		0.24		2.86		N/A
1/1/07 to 12/31/07	1.00	0.05		—		0.05		(0.05)		—		(0.05)		1.00	5.28		2,805,101	0.18		0.24		5.16		N/A
Class A
1/1/12 to 6/30/12(8)	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	$1.00	0.00	%(7)	$224,939	0.22	%(6)	0.55	%(6)	0.01	%(6)	N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01%		326,702	0.23		0.54		0.01		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.01	(4)	383,931	0.33		0.54		0.01		N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.31	(4)	532,034	0.55		0.59		0.26		N/A
1/1/08 to 12/31/08	1.00	0.02		—	(3)(5)	0.02		(0.02)		—		(0.02)		1.00	2.47	(5)	706,353	0.54		0.55		2.52		N/A
1/1/07 to 12/31/07	1.00	0.05		—		0.05		(0.05)		—		(0.05)		1.00	4.91		1,169,249	0.53		0.54		4.80		N/A
Insight Tax-Exempt
Money Market Fund
Class I
1/1/12 to 6/30/12(8)	$1.00	—	(3)	—		—	(3)	—	(3)	—		—	(3)	$1.00	0.01	%(7)	$93,061	0.12	%(6)	0.26	%(6)	0.01	%(6)	N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01%		86,601	0.15		0.26		0.02		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.09		604,209	0.19		0.24		0.09		N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.36		844,557	0.22		0.27		0.37		N/A
1/1/08 to 12/31/08	1.00	0.02		—	(3)	0.02		(0.02)		—	(3)	(0.02)		1.00	2.22		1,190,802	0.20		0.25		2.16		N/A
1/1/07 to 12/31/07	1.00	0.04		—		0.04		(0.04)		—		(0.04)		1.00	3.52		1,067,153	0.19		0.24		3.46		N/A
Class A
1/1/12 to 6/30/12(8)	$1.00	—	(3)	—		—	(3)	—	(3)	—		—	(3)	$1.00	0.00	%(7)	$88,400	0.13	%(6)	0.56	%(6)	0.01	%(6)	N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01%		92,796	0.14		0.57		0.01		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.01		112,608	0.27		0.54		0.01		N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.09		199,472	0.50		0.57		0.09		N/A
1/1/08 to 12/31/08	1.00	0.02		—	(3)	0.02		(0.02)		—	(3)	(0.02)		1.00	1.86		224,685	0.55		0.55		1.82		N/A
1/1/07 to 12/31/07	1.00	0.03		—		0.03		(0.03)		—		(0.03)		1.00	3.16		219,625	0.53		0.53		3.11		N/A
Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in total return calculation.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)

The Insight Money Market Fund received $3,642 for 2009 and $316 for 2010 (in thousands) in distributions from the Tyco International Ltd. Securities Litigation Settlement proceeds. If these proceeds had not been received, the total return would have been lower by 0.11% and 0.07% for Class I and Class A, respectively for 2009 and 0.02% for Class I for 2010.

(5)

Includes the effect of a payment by affiliate. Without this effect, the total return would have been 2.27% for Class I shares and 1.91% for Class A shares. The impact to the net investment income (loss) per share was less than $0.005.

(6)	Annualized
(7)	Non annualized
(8)	Unaudited
(9)	Liquidation Basis.
(10)	Includes extraordinary expenses.
(11)	Portfolio turnover calculation excludes security transactions distributed as a result of a redemption-in-kind. See Note 13 in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2012 (Unaudited)

Note 1. Organization

Virtus Insight Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report the Trust is comprised of ten diversified funds each having a distinct investment objective outline below.

Equity Funds	Each Fund Seeks to Provide
Balanced Allocation Fund (Liquidation Basis)(1)	Current income and capital appreciation.
Core Equity Fund	Capital appreciation.
Emerging Markets Opportunities Fund	Capital appreciation.
Value Equity Fund	Capital appreciation and current income.

Fixed Income Funds
High Yield Income Fund	A high level of total return through a combination of income and capital appreciation.
Low Duration Income Fund	A high level of total return, including a competitive level of current income.
Tax-Exempt Bond Fund	A high level of current income that is exempt from federal income tax.

Money Market Funds
Insight Government Money Market Fund	As high a level of current income from government obligations as is consistent with preservation of capital and liquidity.
Insight Money Market Fund	As high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.
Insight Tax-Exempt Money Market Fund	As high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.
(1)

On June 4, 2012, the Board voted to liquidate the Balanced Allocation Fund (the “Fund”). On July 20, 2012, the Fund was liquidated at its net asset value. In connection with liquidation, the Fund adopted the liquidation basis of accounting, which among other things, requires the Fund to record assets and liabilities at their net realizable value and to provide estimated costs of liquidating the Fund to the extent that they are reasonably determinable.

All of the Funds offer Class I shares and Class A shares. All the Funds with the exception of the Money Market Funds offer Class C shares.

Class A shares of the Equity Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Class A shares of the Fixed Income Funds are sold with a front-end sales charge of up to 4.75% with some exceptions. Class A shares of the Money Market Funds are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50%–1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are sold with a 1% CDSC if redeemed within one year of purchase. Class I shares are sold without a sales charge.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved 12b-1 and/or shareholder service plan and has exclusive voting rights with respect to such plan(s). Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant	Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation:

Security valuation procedures for each Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board,” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer of the Trust. All internally fair valued securities, referred to

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NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model when applicable. Internal fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4:00 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuation are reflected as Level 2.

The Virtus High Yield Income Fund owns the following internally fair valued securities and which are categorized as Level 3 in the hierarchy:

United Artists Theatre Circuit Inc.

Series BE-9 9.300%, 7/1/15

Series BD-1 9.300%, 7/1/15

Series 95-A 9.300%, 7/1/15

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

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NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method, except the Money Market Funds which use the straight line method.

Dividend income from REIT investments is recorded using Management’s estimate of the income included in distributions received from such investments; distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2012, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2008 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. For the Money Market Funds and the Fixed Income Funds, income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Derivative Financial Instruments:

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. The Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset on the settlement date of the contracts. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

The Funds also, from time to time, hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

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NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

H.	Repurchase Agreements

Certain Funds invest in repurchase agreements. A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through The Bank of New York Mellon (“BNY Mellon”), its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

I.	Interest-Only and Principal-Only Securities

Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

J.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.

The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

As of the date of this report the Funds held only assignment loans.

Note 3. Investment	Advisory Fee and Related Party Transactions

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Funds’ investment program and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

High Yield Income Fund	0.45%	Tax-Exempt Bond Fund	0.45%

	First $1 billion	$1+ billion
Emerging Markets Opportunities Fund	1.00%	0.95%
	First $1 billion	$1+ through $2 billion	$2 + billion
Low Duration Income Fund	0.55%	0.50%	0.45%
	First $2 billion	$2+ billion
Balanced Allocation Fund	0.50%	0.45%
Core Equity Fund	0.70%	0.65%
Value Equity Fund	0.70%	0.65%

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NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

As compensation for its services to the Insight Government Money Market Fund, the Insight Money Market Fund and the Insight Tax-Exempt Money Market Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of each Fund’s average daily net assets: 0.14% of each Fund’s first $100 million of net assets, plus 0.10% of the Fund’s remaining net assets. The Adviser may from time to time temporarily waive all or a portion of its advisory fee in order to maintain a Fund’s current annualized yield at or above 0.01% (1 basis point).

B.	Subadvisers

The subadvisers manage the investments of each Fund, for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve is as follows:

Fund	Subadviser	Fund	Subadviser
Balanced Allocation Fund	BMO AM(1)(7)	Low Duration Income Fund	NFH(4)(6)
Core Equity Fund	BMO AM(1)(7)	Tax-Exempt Bond Fund	NFH(5)(6)
Emerging Markets Opportunities Fund	Vontobel(2)	Insight Government Money Market Fund	BMO AM(1)(7)
Value Equity Fund	BMO AM(1)(7)	Insight Money Market Fund	BMO AM(1)(7)
High Yield Income Fund	Monegy, Inc.(3)(7)	Insight Tax-Exempt Money Market Fund	BMO AM(1)(7)

(1)	BMO Asset Management Corp. (“BMO AM”) formerly Harris Investment Management, Inc. (“HIM”)
(2)	Vontobel Asset Management, Inc. (“Vontobel”)
(3)	Monegy, Inc. formerly HIM Monegy, Inc
(4)	Effective May 18, 2012 Newfleet Asset Management LLC (“Newfleet”) became the subadviser to the Low Duration Income Fund. Prior to May 18, 2012, HIM was the subadviser.
(5)	Effective June 15, 2012 Newfleet Asset Management LLC (“Newfleet”) became the subadviser to the Tax-Exempt Bond Fund. Prior to June 15, 2012, HIM was the subadviser.
(6)	An indirect wholly-owned subsidairy of Virtus.
(7)	Name change effective June 1, 2012.

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Fund’s operating expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses), so that such expenses do not exceed the following percentages of average annual net assets of each Fund:

	Class I(1)	Class A	Class C
Low Duration Income Fund	0.75%	0.95%	1.70%
Tax-Exempt Bond Fund	0.65%	0.85%	1.60%

The Adviser may discontinue these voluntary expense caps at any time.

(1)

These percentages do not include the voluntary waiver of the Class I Shares’ shareholder servicing fees of 0.05% for each Fund by VP Distributors, LLC (“VP Distributors”). VP Distributors is an indirect wholly-owned subsidiary of Virtus. The Funds’ distributor may discontinue this waiver at any time.

The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses ($ reported in thousands) may be recaptured as follows:

	Fiscal Year Ended
	2012	2013	2014	Total
Low Duration Income Fund	$83	$139	$149	$371
Tax-Exempt Bond Fund	108	206	274	588

D.	Distributor

($ reported in thousands)

VP Distributors serves as the distributor of each Fund’s shares and has advised the Funds that for the six months ended June 30, 2012 (the “period”), it retained net commissions of $255 of Class A Shares and deferred sales charges of $3 and $22 for Class A Shares and Class C Shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under Board approved 12b-1 and/or shareholder service plans, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class I shares 0.05%(1); Class A shares (Non Money Market Funds) 0.25%; Class A shares Money Market Funds 0.35%(2); Class C shares 1.00%.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	The Funds’ distributor has voluntarily agreed to waive the Funds’ Class I Shares’ shareholder servicing fee. The distributor may discontinue this voluntary waiver at any time.

(2)

The Funds’ distributor may from time to time temporarily waive all or a portion of the distribution fees or service fees on Class A shares of the Money Market Funds in order to maintain a Fund’s current annualized yield at or above 0.01% (1 basis point). If waived, the distribution and/or service fees may be reinstated at any time.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

E.	Administrator and Transfer Agent

($ reported in thousands)

VP Distributors also serves as the Trust’s Administrator. For the period ended June 30, 2012, the Funds incurred administration fees from the Trust totaling $2,238 which are included in the Statements of Operations. The Administrator may from time to time temporarily waive all or a portion of its administration fee for the Money Market Funds in order to maintain a Fund’s current annualized yield at or above 0.01% (1 basis point).

VP Distributors also serves as the Trust’s Transfer Agent. For the period ended June 30, 2012, the Funds incurred transfer agent fees from the Trust totaling $2,965 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust. The Transfer Agent may from time to time temporarily waive all or a portion of its transfer agent fees.

F.	Affiliated Shareholders

($ reported in thousands)

At June 30, 2012, Virtus and its affiliates, Harris Bankcorp, Inc. (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates held shares of the Funds, which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Asset Value
Balanced Allocation Fund,
Class A	2,955	$43
Core Equity Fund,
Class I	881,153	17,385
Emerging Markets Opportunities Fund,
Class I	147,618	1,386
Value Equity Fund,
Class A	8,203	97
Class I	379,239	4,437
High Yield Income Fund,
Class I	1,122	12
Low Duration Income Fund,
Class I	133,344	1,425

	Shares	Aggregate Net Asset Value
Tax-Exempt Bond Fund,
Class I	1,544,044	$17,618
Insight Government Money Market Fund,
Class A	59,950,295	59,950
Class I	968,255,171	968,255
Insight Money Market Fund,
Class A	166,774,225	166,774
Class I	79,891,439	79,991
Insight Tax-Exempt Money Market Fund,
Class A	87,423,480	87,423
Class I	52,820,207	52,820

Note 4. Purchases	and Sales of Securities

($ reported in thousands)

Purchases and sales of securities for all Funds except the Money Market Funds (excluding U.S. Government and agency securities, forward currency contracts, futures and short-term securities) during the period ended June 30, 2012, were as follows:

	Purchases	Sales
Balanced Allocation Fund	$21,167	$16,914
Core Equity Fund	24,224	18,260
Emerging Markets Opportunities Fund	2,269,135	662,628
Value Equity Fund	42,462	44,415
High Yield Income Fund	12,492	6,824
Low Duration Income Fund	31,921	27,624	(1)
Tax-Exempt Bond Fund	104,710	31,713

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended June 30, 2012, were as follows:
Balanced Allocation Fund	5,388	8,081
Low Duration Income	9,317	18,158	(1)

(1)	Excludes security transactions distributed as a result of a redemption-in-kind.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012

Note 5.	Capital Share Transactions

(Reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Balanced Allocation Fund				Core Equity Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class I
Sale of shares	519	$7,505	666	$9,151	252	$4,987	467	$8,683
Reinvestment of distributions	38	545	70	957	15	288	17	313
Shares repurchased	(288)	(4,186)	(487)	(6,796)	(220)	(4,359)	(1,237)	(22,959)

Net Increase / (Decrease)	269	$3,864	249	$3,312	47	$916	(753)	$(13,963)

Class A
Sale of shares	55	$787	151	$2,073	383	$7,492	333	$6,207
Reinvestment of distributions	3	47	6	87	5	93	3	62
Shares repurchased	(156)	(2,229)	(263)	(3,637)	(82)	(1,578)	(197)	(3,422)

Net Increase / (Decrease)	(98)	$(1,395)	(106)	$(1,477)	306	$6,007	139	$2,847

Class C
Sale of shares	22	$324	28	$386	13	$251	11	$203
Reinvestment of distributions	— (1)	2	— (1)	4	— (1)	1	—	—
Shares repurchased	(23)	(326)	(15)	(197)	(1)	(25)	(16)	(278)

Net Increase / (Decrease)	(1)	$— (1)	13	$193	12	$227	(5)	$(75)

	Emerging Markets Opportunities Fund				Value Equity Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class I
Sale of shares	153,584	$1,442,693	194,275	$1,731,085	747	$8,771	1,245	$14,115
Reinvestment of distributions	2,142	19,431	2,722	23,929	69	810	124	1,347
Shares repurchased	(31,581)	(296,713)	(45,745)	(403,993)	(963)	(11,276)	(2,404)	(27,227)

Net Increase / (Decrease)	124,145	$1,165,411	151,252	$1,351,021	(147)	$(1,695)	(1,035)	$(11,765)

Class A
Sale of shares	43,459	$396,602	59,120	$511,399	30	$351	53	$606
Reinvestment of distributions	485	4,269	628	5,349	3	41	7	73
Shares repurchased	(11,746)	(105,394)	(28,895)	(246,976)	(82)	(982)	(215)	(2,464)

Net Increase / (Decrease)	32,198	$295,477	30,853	$269,772	(49)	$(590)	(155)	$(1,785)

Class C
Sale of shares	6,844	$61,740	5,413	$46,207	9	$110	21	$221
Reinvestment of distributions	29	248	56	471	— (1)	— (1)	— (1)	— (1)
Shares repurchased	(833)	(7,446)	(1,263)	(10,694)	(8)	(100)	(25)	(284)

Net Increase / (Decrease)	6,040	$54,542	4,206	$35,984	1	$10	(4)	$(63)

(1) Amount less than 500.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012

	High Yield Income Fund				Low Duration Income Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class I
Sale of shares	511	$5,519	739	$7,942	861	$9,189	1,471	$15,546
Reinvestment of distributions	172	1,862	302	3,237	43	458	130	1,371
Shares redeemed in-kind (Note 13)	—	—	—	—	(3,151)	(33,811)	—	—
Shares repurchased	(231)	(2,503)	(642)	(6,914)	(1,614)	(17,206)	(1,195)	(12,610)

Net Increase / (Decrease)	452	$4,878	399	$4,265	(3,861)	$(41,370)	406	$4,307

Class A
Sale of shares	36	$385	131	$1,394	457	$4,877	1,130	$11,928
Reinvestment of distributions	7	74	8	83	14	150	26	275
Shares repurchased	(20)	(220)	(145)	(1,567)	(261)	(2,780)	(696)	(7,345)

Net Increase / (Decrease)	23	$239	(6)	$(90)	210	$2,247	460	$4,858

Class C
Sale of shares	19	$209	22	$237	395	$4,213	904	$9,543
Reinvestment of distributions	1	11	1	13	6	66	12	124
Shares repurchased	(1)	(11)	(18)	(197)	(251)	(2,668)	(384)	(4,050)

Net Increase / (Decrease)	19	$209	5	$53	150	$1,611	532	$5,617

	Tax-Exempt Bond Fund				Insight Government Money Market Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class I
Sale of shares	6,209	$70,384	6,302	$68,667	502,831	$502,831	2,305,836	$2,305,836
Reinvestment of distributions	107	1,219	112	1,205	— (1)	— (1)	1	1
Plan of Reorganization (Note 9)	—	—	3,456	38,091	—	—	—	—
Shares repurchased	(1,722)	(19,542)	(5,928)	(63,998)	(857,332)	(857,332)	(1,088,505)	(1,088,505)

Net Increase / (Decrease)	4,594	$52,061	3,942	$43,965	(345,501)	$(354,501)	1,217,332	$1,217,332

Class A
Sale of shares	2,433	$27,633	5,365	$58,344	103,113	$103,113	871,755	$871,755
Reinvestment of distributions	112	1,275	218	2,323	3	3	9	9
Plan of Reorganization (Note 9)	—	—	2,745	30,264	—	—	—	—
Shares repurchased	(972)	(11,040)	(6,110)	(66,319)	(104,111)	(104,111)	(955,491)	(955,491)

Net Increase / (Decrease)	1,573	$17,868	2,218	$24,612	(995)	$(995)	(83,727)	$(83,727)

Class C
Sale of shares	612	$6,941	1,322	$14,441
Reinvestment of distributions	21	240	42	450
Plan of Reorganization (Note 9)	—	—	798	8,794
Shares repurchased	(226)	(2,564)	(1,297)	(14,116)

Net Increase / (Decrease)	407	$4,617	865	$9,569

	Insight Money Market Fund				Insight Tax-Exempt Money Market Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011		Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	563,290	$563,290	2,184,153	$2,184,153	88,267	$88,267	235,582	$235,582
Reinvestment of distributions	26	26	152	152	— (1)	— (1)	— (1)	— (1)
Shares repurchased	(584,209)	(584,208)	(3,344,004)	(3,344,004)	(81,807)	(81,807)	(753,189)	(753,189)

Net Increase / (Decrease)	(20,893)	$(20,892)	(1,159,699)	$(1,159,699)	6,460	$6,460	(517,607)	$(517,607)

Class A
Sale of shares	956,161	$956,161	1,989,761	$1,989,761	110,314	$110,314	185,622	$185,622
Reinvestment of distributions	11	11	39	39	4	4	9	9
Shares repurchased	(1,057,936)	(1,057,936)	(2,047,021)	(2,047,021)	(114,714)	(114,714)	(205,442)	(205,442)

Net Increase / (Decrease)	(101,764)	$(101,764)	(57,221)	$(57,221)	(4,396)	$(4,396)	(19,811)	$(19,811)

(1) Amount less than 500.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

Note 6.	Derivative Transactions

($ reported in thousands)

The High Yield Income Fund invested in derivative instruments during the reporting period through the form of forward currency contracts. The primary type of risk associated with the forward currency contracts is associated with the conversion of foreign currency to U.S. dollars. The Fund may invest in forward currency contracts in an attempt to manage such risk and protect the U.S. dollar value of the portfolio. For additional information on the forward currency contracts in which the Fund was invested during the reporting period, refer to the Schedule of Investments and Note 2G.

The following is a summary of the location of derivatives on the Fund’s Statement of Assets and Liabilities as of June 30, 2012:

Location on the Statements of Assets and Liabilities
Derivative Type	Liability Derivatives
Foreign Exchange Contracts	Unrealized depreciation on forward currency contracts

Liability Derivative Fair Value
Total Value at June 30, 2012	Foreign Exchange Contracts
$(5)	$(5)

For the six months ended June 30, 2012, the Fund’s average volume of derivative activities is as follows:

Forward Currency Contracts – Sold(1)
$(1,026)
(1)	Value at Settlement Date Receivable.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Derivative Type	Location on the Statements of Operations
Foreign Exchange Contracts	Net realized gain (loss) on foreign currency transactions
Net change in unrealized appreciation (depreciation) on foreign currency translation

Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Total Value at June 30, 2012	Foreign Exchange Contracts
$(9)	$(9)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
Total Value at June 30, 2012	Foreign Exchange Contracts
$(15)	$(15)

Note 7.	10% Shareholders

As of June 30, 2012, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Balanced Allocation Fund Class I	90%	1
Core Equity Fund Class I	66	2
Emerging Markets Opportunities Fund Class I	33	2
Value Equity Fund Class I	69	1
High Yield Income Fund Class I	85	2
Low Duration Income Fund Class I	10	1

	% of Shares Outstanding	Number of Accounts
Insight Government Money Market Class I	92%	1	*
Insight Money Market
Class I	56	3	*
Class A	26	2	*
Insight Tax-Exempt Money Market
Class I	48	2	*
Class A	39	1

*	Includes affiliated shareholder accounts.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

Note 8.	Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At June 30, 2012, certain funds held securities issued by various companies in specific sectors or countries as detailed below:

Fund	Sector	Percentage of Total Investments
Emerging Markets Opportunities Fund	Consumer Staples	42%
High Yield Income Fund	Consumer Discretionary	25
Low Duration Income Fund	Financials	25

Note 9.	Plan of Reorganization

(All amounts except for the per share amounts are reported in thousands)

At the Board Meeting held on June 22, 2011, the Board, on behalf of Virtus Intermediate Tax-Exempt Bond Fund (“Intermediate Tax-Exempt Bond,” the “Merging Fund”) including the Disinterested Trustees, considered and approved The Agreement and Plan of Reorganization (the “Plan”) as set forth. In the reorganization, all of the assets of the Merging Fund were acquired by Virtus Tax-Exempt Bond Fund (“Tax-Exempt Bond”, the “Acquiring Fund”) in exchange for Class A, Class C and Class I shares of Tax-Exempt Bond Fund and the assumption of the liabilities of Merging Fund (the “Reorganization”). Class A, Class C and Class I shares of the Acquiring Fund were distributed to each shareholder in liquidation of Merging Fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Trust, while simultaneously creating economies of scale for the surviving Fund that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merging Fund was carried forward to align ongoing reporting of the Acquiring Fund with respect to realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquisitions were accomplished by a tax-free exchange of shares on September 23, 2011.

Merging Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Net Asset Value of Converted Shares
Intermediate Tax-Exempt Bond		Tax-Exempt Bond
Class I	3,393		3,456	$38,091
Class A	2,696		2,745	30,264
Class C	783		798	8,794

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merging Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Intermediate Tax-Exempt Bond	$77,149	$2,619	Tax-Exempt Bond	$143,250

Assuming the acquisition had been completed on January 1, 2011, Tax-Exempt Bond’s results of operations for the year ended December 31, 2011, would have been as follows:

Net investment income (loss)	$8,020	(a)
Net gain (loss) on investments	12,491	(b)

Net increase (decrease) in assets from operations	$20,511

(a) $5,926, as reported in the Statement of Operations, plus $2,094 Net Investment Income from Intermediate Tax-Exempt Bond pre-merger.

(b) $9,731, as reported in the Statement of Operations, plus $2,760 Net Realized and Unrealized Gain (Loss) on Investments from Intermediate Tax-Exempt Bond pre-merger.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

Because both Intermediate Tax-Exempt Bond and Tax-Exempt Bond sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible. Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Intermediate Tax-Exempt Bond that have been included in the acquiring Tax-Exempt Bond’s Statement of Operations since September 23, 2011.

Note 10.	Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

At June 30, 2012, the Funds did not hold any illiquid and restricted securities.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

Note 11.	Federal Income Tax Information

($ reported in thousands except as noted)

At June 30, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by certain Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Allocation Fund	$73,463	$8,669	$(2,491)	$6,178
Core Equity Fund	77,849	12,234	(2,878)	9,356
Emerging Markets Opportunities Fund	4,033,406	369,704	(114,650)	255,054
Value Equity Fund	122,158	14,936	(3,017)	11,919
High Yield Income Fund	58,369	2,811	(687)	2,124
Low Duration Income Fund	58,110	765	(853)	(88)
Tax-Exempt Bond Fund	301,143	20,729	(786)	19,943

Certain Funds have capital-loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring December 31
	2013	2014	2015	2016	2017	No Expiration		Total
Balanced Allocation Fund(1)	$—	$—	$—	$—	$1,989	$—		$1,989
Core Equity Fund	—	—	—	—	4,913	—		4,913
Value Equity Fund	—	—	—	—	20,348	—		20,348
High Yield Income Fund	—	1,304	—	7,285	6,501	—		15,090
Low Duration Income Fund	774	823	1,171	—	1,169	—		3,937
Tax-Exempt Bond Fund	—	—	115	1,534	794	—		2,443
Tax-Exempt Money Market Fund	—	—	—	—	2	—	(2)	2

(1)	Due to the liquidation of the Fund, the capital-loss carryforwards were available to offset realized capital gains through the liquidation date.
(2)	Amount less than $500.

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 12.	Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 13.	Redemption-In-Kind

(reported in thousands)

During the six months ended June 30, 2012, the Low Duration Income Fund realized $(5) of net losses resulting from a redemption in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they have been reclassified from accumulated undistributed net realized gains (loss) to Capital paid in on shares of beneficial interest.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

Note 14.	Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require disclosure in the financial statements.

On July 20, 2012, the Balanced Allocation Fund was liquidated at its Net Asset Value and the proceeds were distributed to its shareholders.

On July 20, 2012, the Value Equity Fund and the Core Equity Fund distributed securities in lieu of cash for an institutional shareholder redemption. The shareholder received an approximately pro-rata portion of the Fund’s holdings in accordance with procedures approved by the Board of Trustees. These redemptions represented 69.3% and 52.6%, respectively, of each Fund’s total net assets on the redemption date.

The Board, on behalf of Core Equity Fund and Value Equity Fund have unanimously approved an Agreement and Plan of Reorganization relating to the proposed combinations of Core Equity Fund, a series of Virtus Insight Trust, with and into Virtus Growth & Income Fund, a series of Virtus Equity Trust and Value Equity Fund, a series of Virtus Insight Trust, with and into Virtus Quality Large-Cap Value Fund, a series of Virtus Equity Trust. It is currently anticipated that these matters will be submitted for shareholder approval during the third quarter of 2012.

CONSIDERATION OF SUBADVISORY AGREEMENT FOR

VIRTUS TAX EXEMPT BOND FUND

VIRTUS LOW DURATION INCOME FUND

(fka VIRTUS SHORT/INTERMEDIATE BOND FUND)

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Insight Trust (the “Trust”), including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), last renewed the investment advisory agreement between Virtus Investment Advisers, Inc. (the “Adviser” or “VIA”) and the Trust, with respect to the Virtus Tax Exempt Bond Fund and Virtus Short/Intermediate Bond Fund (each a “Fund”, and collectively the “Funds”) and certain other funds of the Trust (the “Advisory Agreement”), at an in-person meeting held on November 15-17, 2011. At an in-person Board meeting held on February 28-March 1, 2012, Fund Management recommended that Newfleet Asset Management, LLC (“Newfleet” or the “Subadviser”) be appointed as subadviser to the Funds and that the Adviser enter into a new subadvisory agreement with Newfleet (the “Subadvisory Agreement”). VIA will remain as investment adviser to the Funds. The Board also considered and approved the name change of the Virtus Short/Intermediate Bond Fund to Virtus Low Duration Income Fund. The Board, including the Independent Trustees, considered and approved the Subadvisory Agreement with Newfleet for the Funds, as further discussed below.

In evaluating the proposal to appoint Newfleet, the Board requested and evaluated information provided by the Adviser and Newfleet which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the subadviser change would be in the best interests of the Funds and their shareholders. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the previous sub-adviser to the Funds, as well as the services provided by Newfleet to other Virtus Mutual Funds. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Independent Trustees were separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to each Fund and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

BASIS FOR THE BOARD’S RECOMMENDATION

In making its determination with respect to the Subadvisory Agreement, the Board considered various factors, including:

Nature, extent, and quality of the services to be provided by the Subadviser. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by the Subadviser concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that the Subadviser would provide portfolio management, compliance with the Funds’ investment policies and procedures, compliance with applicable securities laws, and assurances thereof. The Trustees reviewed biographical information for the portfolio managers who would provide services under the Subadvisory Agreement and noted the breadth and depth of experience of the portfolio managers. In considering the approval of the Subadvisory Agreement, the Trustees considered the Subadviser’s investment management process, including (a) the experience, capability and integrity of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial position of the Subadviser; (c) the quality and commitment of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices. The Board also took into account its familiarity with the Subadviser in providing services to other funds of the Trust. The Board concluded that the nature, extent and quality of the services to be provided by the Subadviser to the Funds was reasonable.

Investment Performance. The Board took into account that the proposed portfolio manager managed other Virtus Mutual Funds and considered the performance of each of those funds relative to its benchmark and comparable funds. The Board concluded that the performance of each such fund was satisfactory.

Subadvisory Fee. The Board took into account that the Funds’ subadvisory fees are paid by VIA and not by the Funds, so that each Fund’s shareholders would not be directly impacted by those fees. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of services to be provided by the Subadviser and all factors considered.

Profitability and economies of scale. In considering the expected profitability to the Subadviser of its relationship with the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the advisory fees that it receives under the Advisory Agreement and not by the Funds. The Board also noted that the proposed subadvisory fees under the Subadvisory Agreement were lower than the subadvisory fees paid to the Funds’ previous subadviser. As a result, the expected profitability to the Subadviser of its relationships with the Funds was not a material factor in the Board’s deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in the Subadviser’s management of the Funds to be a material factor in its consideration at this time.

Other Benefits. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Funds. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other tangible benefits to the Subadviser or VIA in providing investment advisory services to the Funds, other than the fees to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that serving the Funds could provide the opportunity to provide advisory services to additional funds of the Trust or could enhance the Subadviser’s reputation in the marketplace, and, therefore, would enable the Subadviser to attract additional client relationships.

Based on all of the foregoing considerations, the Board, including the Independent Trustees, determined that approval of the Subadvisory Agreement was in the best interests of the Funds and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement with respect to the Funds.

RESULTS OF SHAREHOLDER MEETING

VIRTUS INSIGHT TRUST

MAY 15, 2012

At a special meeting of shareholders of Virtus Short/Intermediate Bond Fund (the “Fund”), a series of Virtus Insight Trust held on May 15, 2012, shareholders voted on the following proposal:

	Number of Eligible Shares Voted:
	FOR	AGAINST	ABSTAIN
To approve a Subadvisory Agreement between Virtus Investment Advisers, Inc. and Newfleet Asset Management, LLC with regard to the Fund	5,194,507.184	28,433.358	32,724.290

Shareholders of the Fund voted to approve the above proposal.

RESULTS OF SHAREHOLDER MEETING

VIRTUS INSIGHT TRUST

JUNE 12, 2012

At a reconvened special meeting of shareholders of Virtus Tax-Exempt Bond Fund (the “Fund”), a series of Virtus Insight Trust held on June 12, 2012, shareholders voted on the following proposal:

	Number of Eligible Shares Voted:
	FOR	AGAINST	ABSTAIN
To approve a Subadvisory Agreement between Virtus Investment Advisers, Inc. and Newfleet Asset Management, LLC with regard to the Fund.	11,990,010.738	130,168.638	1,020,489.950

Shareholders of the Fund voted to approve the above proposal.

Virtus Short/Intermediate Bond Fund,

a series of Virtus Insight Trust

Supplement dated May 18, 2012 to the

Summary Prospectus and Statutory Prospectus dated May 1, 2012

IMPORTANT NOTICE TO INVESTORS OF VIRTUS SHORT/INTERMEDIATE BOND FUND

At the Special Meeting of Shareholders held on May 15, 2012, shareholders of the Virtus Short/Intermediate Bond Fund (the “fund”) voted to replace the fund’s current subadviser with Newfleet Asset Management, LLC (“Newfleet”).

Effective May 18, 2012, Newfleet is the subadviser to the fund. Accordingly, the fund’s name has changed, and its principal investment strategies, risks and subadvisory fee structure have been modified. These and other changes to the fund’s current prospectuses are more fully described below and are effective as of May 18, 2012.

The fund’s name has changed to Virtus Low Duration Income Fund. All references throughout the fund’s summary prospectus and the summary section of the fund’s statutory prospectus are hereby revised accordingly.

The fund’s investment objective is hereby revised to read: “The fund’s investment objective is to provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.”

The “Fees and Expenses” section in the fund’s summary prospectus and the summary section of the fund’s statutory prospectus is hereby revised to reflect that the maximum sales charge on Class A Shares is changed to 2.25% .

The Principal Investment Strategies described in the fund’s summary prospectus and in the summary section of the statutory prospectus are hereby replaced with the following:

The fund seeks current income with an emphasis on maintaining low volatility and overall short duration (within a range of 1-3 years) by investing primarily in higher quality, more liquid securities across 14 fixed income sectors. The fund seeks to achieve its objective by applying a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.

Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following:

> Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), and other pass-through securities;

> Debt securities issued by foreign issuers, including foreign governments and their political subdivisions;

> Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization; and

> High-yield debt instruments, including bank loans (which are generally floating-rate).

The fund may invest in all or some of these sectors.

In order to reflect the appropriate risks associated with the investment strategies employed by the new subadviser, the disclosure entitled “Principal Risks” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby amended by adding the following:

•

Emerging Market Risk—The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

•

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk—The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

The subadviser and portfolio manager disclosure in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended to read:

The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.

> David L. Albrycht, CFA, Chief Investment Officer – Multi-Sector Fixed Income Strategies at Newfleet. Mr. Albrycht has served as a Portfolio Manager of the fund since May 2012.

> Benjamin Caron, CFA, Managing Director and Portfolio Manager at Newfleet. Mr. Caron has served as a manager of the fund since May 2012.

The Principal Investment Strategies described in the fund’s statutory prospectus on page 47 are hereby amended to read as follows:

     Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers. The fund’s average duration will range from one to three years. Principally, the fund invests in investment-grade securities, which are securities rated, at the time of investment, within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality. The fund may invest up to 20% of its total assets in securities rated below investment grade at time of purchase. The fund may continue to hold securities whose credit quality falls below investment grade.

     The fund seeks to achieve its objective by applying a time-tested approach and extensive credit research designed to capitalize on opportunities across undervalued areas of the bond markets. Under normal circumstances, the fund’s investments will include some or all of the following:

•

Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), and other pass-through securities;

•	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

•	Investment grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), including short-term securities; and

•	High-yield debt instruments, including bank loans (which are generally floating-rate).

     The fund may invest in all or some of these sectors. The fund’s policy of investing 80% of its assets in bonds may be changed only upon 60 days’ written notice to shareholders.

     The fund employs active sector rotation and disciplined risk management to portfolio construction. The fund seeks diversification among various sectors of the fixed income markets, which, as of the date of this Prospectus, may include some or all of the following: corporate investment grade; corporate high yield; bank loans; non-agency commercial mortgage-backed securities (“CMBS”); agency and non-agency residential mortgage-backed securities (“RMBS”); non-U.S. dollar securities; emerging market high yield; Yankee investment grade bonds; asset-backed securities; taxable municipal bonds; tax-exempt municipal bonds; and securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities, or instrumentalities.

     The fund’s investable assets are typically allocated among various sectors of the fixed income market using a top-down, relative value approach that looks at factors such as yield and spreads, supply and demand, investment environment, and sector fundamentals. The subadviser then selects particular investments using a bottom-up, fundamental research driven analysis that includes assessment of credit risk, company management, issue structure, technical market conditions, and valuations. Securities selected for investment are those that the subadviser believes offer the best potential to achieve the fund’s investment objective of providing a high level of total return, including a competitive level of current income, while preserving capital. The subadviser seeks to adjust the proportion of fund investments primarily in the sectors described above and the selections within sectors to obtain higher relative returns. The subadviser regularly reviews the fund’s portfolio construction, endeavoring to minimize risk exposure by closely monitoring portfolio characteristics such as sector concentration and portfolio duration and by investing no more than 5% of the fund’s total assets in securities of any single issuer (excluding the U.S. government, its agencies, authorities or instrumentalities).

     Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.

The table under “More Information About Risks Related to Principal Investment Strategies” on page 50 is hereby amended by adding an “X” in the following rows, thereby indicating that the named risk applies to the fund: “Emerging Market Investing” and “High Yield-High Risk Securities (Junk Bonds).”

The second paragraph and the table in the “Management of the Funds” section beginning on page 55 are hereby amended to state that VIA has appointed Newfleet Asset Management, LLC (“Newfleet”) as subadviser to the fund.

The following disclosure is hereby added under the heading “The Subadvisers” on page 56:

     Newfleet, an affiliate of VIA, has locations at 100 Pearl Street, Hartford, CT 06103 and 909 Montgomery Street, San Francisco, CA 94133. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of December 31, 2011, Newfleet had approximately $8.1 billion in assets under management. Newfleet has been an investment adviser since 1989.

The row named “Virtus Short/Intermediate Bond Fund” in the table describing subadvisory fees payable to Harris is hereby removed and the following disclosure is added following the description of the subadvisory fee payable to HIM Monegy:

VIA pays Newfleet a subadvisory fee for the fund listed below at the following annual rate:

Virtus Low Duration Income Fund	50% of net investment management fee

2

The disclosure under “Harris” in the subsection “Portfolio Management” on page 57 is hereby revised by removing the row for Virtus Short/Intermediate Bond Fund. Additionally, the following subsection is added under “Portfolio Management:

Newfleet

Virtus Low Duration Income Fund	David L. Albrycht, CFA (since May 2012) Benjamin Caron, CFA (since May 2012)

David L. Albrycht, CFA, is Chief Investment Officer and Senior Portfolio Manager at Newfleet (since June 2011). Until June 2011, Mr. Albrycht was executive managing director and senior portfolio manager of Goodwin Capital Advisors, Inc (“Goodwin”). He is also the lead portfolio manager of several open-end and closed-end funds managed by Newfleet. Previously, Mr. Albrycht was associated with VIA, at which time it was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates beginning in 1991.

Benjamin Caron, CFA, is Managing Director and Portfolio Manager at Newfleet (since June 2011). Prior to June 2011, Mr. Caron was on the fixed income team at Goodwin. Mr. Caron also is a portfolio manager of a closed-end fund managed by Newfleet, in addition to assisting the senior portfolio manager in the management of several open-end funds managed by Newfleet. Mr. Caron joined Goodwin in 2002 as a client service associate for the institutional markets group focusing on institutional fixed income clients.

The Additional Investment Techniques table on page 60 is hereby revised by adding new rows, each with an “x” indicating that the following risks apply to the fund:

•	Convertible Securities

•	Derivatives

•	Equity Securities

•	Illiquid and Restricted Securities

•	Loan Participations

•	Mutual Fund Investing

•	Repurchase Agreements

•	Short-Term Investments

•	Unrated Fixed Income Securities

•	When-Issued and Delayed Delivery Securities

•	Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds

The following disclosure is hereby added to the section “Additional Investment Techniques:”

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.

Derivatives

Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. A fund may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. A fund may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.

Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject the fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. The fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

3

Equity Securities

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.

Illiquid and Restricted Securities

Certain securities in which the fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.

Loan Participations

A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of borrower’s principal and interest payments. The principal credit risk associated with acquiring loan participation interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in a fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

Mutual Fund Investing

Through its investments in other mutual funds, the fund is exposed to not only to the risks of the underlying funds’ investments but also to certain additional risks. Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. To the extent that the expense ratio of an underlying fund changes, the weighted average operating expenses borne by the fund may increase or decrease. An underlying fund may change its investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund. If the fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs.

Repurchase Agreements

A fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the adviser to be creditworthy. Such agreements subject the fund to the risk of default or insolvency of the counterparty.

Short-Term Investments

Short-term investments include money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.

Unrated Fixed Income Securities

The fund’s subadviser has the authority to make determinations regarding the quality of unrated fixed income securities for the purposes of assessing whether they meet the fund’s investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.

When-Issued and Delayed-Delivery Securities

Certain securities may be purchased on a when-issued or delayed-delivery basis. The value of the security on settlement date may be more or less than the price paid as a result of changes in interest rates and market conditions. If the value on settlement date is less, the value of your shares may decline.

Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds

A fund may invest in any combination of zero coupon and step coupon bonds and bonds on which interest is payable in kind (“PIK”). The market prices of these bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. Since the fund will not receive cash payments earned on these securities on a current basis, the fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8003/LDIF Name/SA/StratChanges (5/12)

4

Virtus Tax-Exempt Bond Fund,

a series of Virtus Insight Trust

Supplement dated June 15, 2012 to the

Summary Prospectus and Statutory Prospectus dated May 1, 2012

IMPORTANT NOTICE TO INVESTORS OF VIRTUS TAX-EXEMPT BOND FUND

At the Reconvened Special Meeting of Shareholders held on June 12, 2012, shareholders of the Virtus Tax-Exempt Bond Fund (the “fund”) voted to replace the fund’s current subadviser with Newfleet Asset Management, LLC (“Newfleet”).

Effective June 15, 2012, Newfleet is the subadviser to the fund. Accordingly, the fund’s principal investment strategies, risks, and subadvisory fee structure have been modified. These and other changes to the fund’s current prospectuses are more fully described below and are effective as of June 15, 2012.

The Principal Investment Strategies described in the fund’s summary prospectus and in the summary section of the statutory prospectus are hereby replaced with the following:

The fund seeks to generate high current income exempt from federal income tax by investing in a diversified portfolio of municipal bonds with varying maturities. The management team focuses on high quality tax-exempt municipal bonds, gauging the value of a security by issue type, credit quality, and bond structure.

Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in municipal bonds, the income from which is exempt from federal income tax. The portion of the fund’s assets not invested in tax-exempt securities may be invested in taxable fixed income securities. Income from these investments may be subject to federal, state, and local taxes.

The subadviser and portfolio manager disclosure in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended to read:

The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.

>Timothy M. Heaney, CFA, Senior Portfolio Manager — Municipal Securities at Newfleet. Mr. Heaney has served as a Portfolio Manager of the fund since June 2012.

>Lisa H. Leonard, Portfolio Manager — Municipal Securities at Newfleet. Ms. Leonard has served as a Portfolio Manager of the fund since June 2012.

The Principal Investment Strategies described in the fund’s statutory prospectus on page 47 are hereby amended to read as follows:

Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in municipal bonds of varying maturities, the income from which is exempt from federal income tax and not subject to the federal alternative minimum tax. The term “bonds” includes municipal bonds, notes and lease obligations ,and tax-exempt commercial paper. Issuers include states, territories and possessions of the United States and their political subdivisions, agencies, authorities, and instrumentalities, including Puerto Rico, Guam ,and the U.S. Virgin Islands.

Debt obligations may be of any maturity and will be rated within the four highest rating categories by the nationally recognized statistical rating organizations at the time of investment, or if unrated, those that the adviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, to be of comparable quality.

Securities are selected using an analytical approach that focuses on the relative value of the security considering its credit rating, coupon rate, call features, maturity, and average life.

Issuers are selected based on sector (utility, healthcare, transportation, etc.), and the geographic opportunity presented by areas and regions that are experiencing economic stability.

The portion of the fund’s assets not invested in tax-exempt securities may be invested in taxable fixed income securities, as well as municipal bonds subject to the federal alternative minimum tax. Income from these investments may be subject to federal, state, and local taxes.

Temporary Defensive Strategy: During periods of rising interest rates, unstable pricing and currency exchange, or in response to extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.

The second paragraph and the table in the “Management of the Funds” section beginning on page 55 are hereby amended to state that VIA has appointed Newfleet Asset Management, LLC (“Newfleet”) as subadviser to the fund.

The row named “Virtus Tax-Exempt Bond Fund” in the table describing subadvisory fees payable to Harris is hereby removed and the following disclosure is added following the description of the subadvisory fee payable to HIM Monegy:

VIA pays Newfleet a subadvisory fee for the fund listed below at the following annual rate:

Virtus Tax-Exempt Bond Fund	50% of net investment management fee

The disclosure under “Harris” in the subsection “Portfolio Management” on page 57 is hereby revised by removing the row for Virtus Tax-Exempt Bond Fund. Additionally, the following is added under “Newfleet” (added by supplement dated May 18, 2011):

Virtus Tax-Exempt Bond Fund	Timothy M. Heaney, CFA (since June 2012) Lisa H. Leonard (since June 2012)

Timothy M. Heaney, CFA. Mr. Heaney is Senior Portfolio Manager—Municipal Securities at Newfleet (since 2011) and served as Senior Vice President and Portfolio Manager, Fixed Income of VIA (2008 to 2011). Previously, he was associated with Goodwin Capital Advisers, Inc. (2007 to 2008), formerly an affiliate of VIA, and was also Managing Director, Fixed Income (1997 to 2007), Director, Fixed Income Research (1996 to 1997) and Investment Analyst (1992 to 1996) of VIA. Mr. Heaney manages the Virtus CA Tax-Exempt Bond Fund, as well as high net worth municipal bond portfolios for Newfleet and institutional municipal bond portfolios for Virtus’ affiliated manager, Duff & Phelps Investment Management Co. (“Duff & Phelps”). Mr. Heaney also manages DTF Tax-Free Income, Inc., a closed-end fund managed by Duff & Phelps.

Lisa H. Leonard. Ms. Leonard is Portfolio Manager—Municipal Securities at Newfleet (since 2011) and served as Vice President and Portfolio Manager, Fixed Income of VIA (2008 to 2011). Previously, she was associated with Goodwin Capital Advisers, Inc. (2007 to 2008), formerly an affiliate of VIA, and was also Director, Municipal Research (1998 to 2007) Director, Investment Operations (1994 to 1998) and Fixed Income Trader (1987 to 1993) of VIA. Ms. Leonard manages high net worth municipal bond portfolios for Newfleet and institutional municipal bond portfolios for Duff & Phelps. Ms. Leonard is also on the management team of DTF Tax-Free Income, Inc., a closed-end fund managed by Duff & Phelps.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8003/TEBF SA/StratChanges (6/12)

Virtus Balanced Allocation Fund,

Virtus Core Equity Fund,

Virtus High Yield Income Fund,

Virtus Insight Government Money Market Fund,

Virtus Insight Money Market Fund

Virtus Insight Tax-Exempt Money Market Fund,

Virtus Tax-Exempt Bond Fund,

and Virtus Value Equity Fund,

each a series of Virtus Insight Trust

Supplement dated June 21, 2012 to the Summary Prospectuses and Statutory Prospectus

dated May 1, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

Virtus Balanced Allocation Fund, Virtus Core Equity Fund, Virtus Insight Government Money Market Fund, Virtus Insight Money Market Fund, Virtus Insight Tax-Exempt Money Market Fund, Virtus Tax-Exempt Bond Fund, and Virtus Value Equity Fund

On June 1, 2012, Harris Investment Management, Inc., the investment subadviser to each of the above-named funds and a wholly-owned subsidiary of BMO Financial Corp., merged with its affiliate, M&I Investment Management Corp., and changed its name to BMO Asset Management Corp. Accordingly, all references in the funds’ summary prospectuses and statutory prospectus to “Harris Investment Management, Inc.” and “Harris” are hereby replaced with “BMO Asset Management Corp.” and “BMO AM,” respectively. BMO Asset Management Corp. is located at 115 South LaSalle Street, 11th Floor, P.O. Box 755, Chicago, IL 60603.

Virtus High Yield Income Fund

Effective June 1, 2012, HIM Monegy, Inc., subadviser to Virtus High Yield Income Fund, changed its name to Monegy, Inc. Accordingly, all references in the fund’s summary prospectus and statutory prospectus to “HIM Monegy, Inc.” and “HIM Monegy” are hereby replaced with “Monegy, Inc.” and “Monegy,” respectively.

Investors should retain this supplement with the Prospectuses for future reference.

VIRTUS INSIGHT TRUST

101 Munson Street

Greenfield, MA 01301

Trustees

Philip R. McLoughlin, Chairman

George R. Aylward

Leroy Keith, Jr.

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl St.

Hartford, CT 06103-4506

Transfer Agent

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10005-2588

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874

Providence, RI 02940-8074

For more information about Virtus Mutual Funds, please call your financial representative, or contact us at 1-800-243-1574 or Virtus.com.

8005	08-12

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Insight Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/6/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/6/2012

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	9/6/2012

*	Print the name and title of each signing officer under his or her signature.